UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2004


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Variable Series, Inc.

Calvert Social Balanced Portfolio

Calvert Variable Series, Inc.

Calvert Social Balanced Portfolio

Dear Investor:

Performance

The CVS Calvert Social Balanced Portfolio returned 2.56% over the course of the first six months of 2004. Over that same period, the Russell 1000 Index returned 3.33%, and the Lehman U.S. Credit Index returned -0.27%. A blend of these indices reflecting the Portfolio's allocation goal (60% to stocks and 40% to bonds) would have produced a benchmark return of 1.89%.

Investment Climate

The strong performance of stocks and bonds that we saw in 2003 moderated in the first half of 2004, as mixed economic and market news stemmed the advance of the stock market. While stocks were generally up for the six-month reporting period, it would be more accurate to say that they were up and down. The Russell 1000 traded over a fairly narrow range through the period, rising with good profit or economic activity reports and declining with worries about rising inflation and interest rates as well as global tensions. A price chart of the Russell 1000 over the first half of 2004 looks like a roller-coaster ride, and for stock investors it also felt like one.

Bonds similarly failed to carry through on the great performance registered in 2003. Here the issue was not so much a lack of direction but a likely reversal of course. Over the first quarter of 2004, bonds seemed to be able to sustain the prior year's performance, as bond prices continued to rally, and credit spreads continued to narrow. The second quarter saw that trend turn against bond investors -- the markets' concerns about renewed inflation and possibly less accommodative Fed monetary policy were realized with the first hike in the Fed Funds target rate since the spring of 2000.

Portfolio Strategy

The Portfolio's overall allocation of 60% to stocks and 40% to bonds was generally stable through the period. Considering that the first quarter was a period in which bonds outperformed stocks and the second quarter one in which stocks outperformed bonds, our decision to maintain a steady asset allocation policy helped both returns and risk control.

Stock portfolio

Our stock holdings performed well in comparison with those of the Russell 1000. This was no small accomplishment, as active large-cap equity managers had a tough time beating the indices over the first half of the year. Good stock selection -- the strong performance of the Portfolio's holdings in a given economic sector relative to the performance of that sector in the Russell 1000 -- was the primary driver of the stock portfolio's good performance. The stock-selection effect was positive in seven of 12 economic sectors, with a particularly strong contribution from Financial Services. Sector-weighting decisions were modestly negative as a result of our having  no investments in the Integrated Oils sector and an overweighting in Technology.

CVS Calvert Social Balanced Portfolio*

Comparison of change in value of a hypothetical $10,000 investment.

121:

Average Annual Total Return

(period ended 6.30.04)

One year          12.27%

Five year          0.68%

Ten year           8.47%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

The Portfolio changed subadvisors in the equity portion of the Portfolio effective June 2004. Earlier subadvisor changes occurred in March 2002 and February 1995.

Bond portfolio

For some time, our bond-portfolio manager has believed the prevailing environment of very low short- and long-term interest rates would not be sustainable, especially in the face of an improving economy. That belief was reflected in the very low level of general market risk in our bond portfolio, as the effective duration was shorter than that of the Lehman U.S. Credit Index throughout the period. This duration decision led to strong relative performance in a weak bond market. Additionally, steps that the manager has been taking to improve the overall credit quality of the bond portfolio paid off, as credit spreads reversed trend in the latter half of the period and started to widen.

Outlook

If stocks are to break out of their current narrow trading range, either the forces of political worry or the forces of economic hope must prevail. For stock investors, the second of these two scenarios would be desirable.

Bond-market sentiment appears bearish as investors' experience tells them that Fed moves tend to come in a series rather than in a single dose. The upcoming federal elections should focus investors' attention on global and economic issues, and economic and corporate fundamentals are likely to set the tone of the markets. In this regard, we have often seen better-than-expected profit reports, which have supported the market. Last year's strong profit performance from corporations raises the bar for this year's reports, making any stumble likely to be penalized. In the bond market, the Fed has set the theme by raising the Fed funds target level in June. What remains to be seen from the Fed is the pace of anticipated changes to short-term rates.

Sincerely,

Steve Falci

Chief Investment Officer, Equities

Calvert Asset Management Company

July 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Calvert Social Balanced Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two funds will differ.

Balanced Portfolio

Statement of Net Assets

June 30, 2004

Equity Securities - 61.6%		Shares	Value
Air Freight - 0.4%
FedEx Corp.		3,600	$294,084
United Parcel Service, Inc. (Class B)		19,100	1,435,747
			1,729,831

Auto Parts & Equipment - 0.3%
Autoliv, Inc.		27,800	1,173,160
Genuine Parts Co.		2,900	115,072
			1,288,232

Banks - Major Regional - 2.1%
Bank of New York Co., Inc.		25,200	742,896
Bank One Corp.		18,500	943,500
KeyCorp Ltd		25,700	768,173
National City Corp.		19,000	665,190
US Bancorp		95,500	2,631,980
Wells Fargo & Co.		57,000	3,262,110
			9,013,849

Banks - Money Center - 1.6%
Bank of America Corp.		58,488	4,949,255
Wachovia Corp.		46,900	2,087,050
			7,036,305

Banks - Regional - 0.4%
First Republic Capital Corp., (Preferred) (e)		500	525,000
M&T Bank Corp.		7,100	619,830
TCF Financial Corp.		10,100	586,305
			1,731,135

Biotechnology - 0.8%
Amgen, Inc.*		54,000	2,946,780
Invitrogen Corp.*		9,200	662,308
			3,609,088

Broadcast - Television, Radio, & Cable - 0.2%
COX Communications, Inc.*		29,200	811,468

Building Materials - 0.2%
Masco Corp.		30,700	957,226

Chemicals - 0.9%
Airgas, Inc.		78,600	1,879,326
Praxair, Inc.		48,600	1,939,626
			3,818,952

Chemicals - Specialty - 0.2%
Sigma-Aldrich Corp.		16,300	971,643

Communications Equipment - 0.7%
Harris Corp.		12,600	639,450
Qualcomm, Inc.		22,300	1,627,454
Scientific-Atlanta, Inc.		16,800	579,600
Tellabs, Inc.*		16,900	147,706
			2,994,210

Equity Securities - Cont'd		Shares	Value
Computers - Hardware - 2.1%
Dell, Inc.*		95,700	$3,427,974
Hewlett-Packard Co.		31,600	666,760
International Business Machines Corp.		55,200	4,865,880
			8,960,614

Computers - Networking - 1.7%
Cisco Systems, Inc.*		263,300	6,240,210
Network Appliance, Inc.*		49,200	1,059,276
			7,299,486

Computers - Peripherals - 0.2%
EMC Corp.*		39,800	453,720
Lexmark International, Inc.*		5,000	482,650
			936,370

Computers - Software & Services - 3.5%
Adobe Systems, Inc.		26,000	1,209,000
Citrix Systems, Inc.*		8,400	171,024
Compuware Corp.*		50,600	333,960
Electronic Arts, Inc.*		22,800	1,243,740
Intuit, Inc.*		5,500	212,190
Microsoft Corp.		306,800	8,762,208
Symantec Corp.*		3,000	131,340
Veritas Software Corp.*		8,500	235,450
Yahoo!, Inc.*		74,300	2,699,319
			14,998,231

Consumer Finance - 0.9%
Capital One Financial Corp.		23,500	1,606,930
MBNA Corp.		64,850	1,672,481
Providian Financial Corp.*		36,700	538,389
			3,817,800

Distributors - Food & Health - 1.1%
Cardinal Health, Inc.		24,300	1,702,215
Supervalu, Inc.		14,100	431,601
Sysco Corp.		67,650	2,426,605
			4,560,421

Electric Companies - 0.3%
Cleco Corp.		9,900	178,002
Hawaiian Electric Industries, Inc.		8,600	224,460
OGE Energy Corp.		34,400	876,168
Unisource Energy Corp.		4,400	109,340
			1,387,970

Electrical Equipment - 0.5%
Cooper Industries Ltd		4,600	273,286
Harman International Industries, Inc.		1,700	154,700
Molex, Inc.		48,946	1,570,188
Sanmina-SCI Corp.*		15,400	140,140
			2,138,314

Electronics - Semiconductors - 2.8%
Altera Corp.*		58,900	1,308,758
Analog Devices, Inc.		52,800	2,485,824
Atmel Corp.*		56,500	334,480
Intel Corp.		217,100	5,991,960
Texas Instruments, Inc.		58,400	1,412,112
Xilinx, Inc.		22,600	752,806
			12,285,940
Equity Securities - Cont'd		Shares	Value
Entertainment - 0.7%
Time Warner, Inc.*		164,500	$2,891,910

Equipment - Semiconductors - 0.1%
Applied Materials, Inc.*		30,575	599,881

Financial - Diversified - 4.8%
AMBAC Financial Group, Inc.		4,700	345,168
American Express Co.		75,600	3,884,328
Equity Office Properties Trust (REIT)		31,700	862,240
Fannie Mae		60,200	4,295,872
Freddie Mac		3,600	227,880
Goldman Sachs Group, Inc.		11,000	1,035,760
J.P. Morgan Chase & Co.		104,400	4,047,588
MFH Financial Trust I (Preferred) (e)		20,000	1,990,000
New Century Financial Corp.		26,100	1,222,002
Principal Financial Group, Inc.		52,800	1,836,384
Roslyn Real Estate Asset Corp. (Preferred) (e)		2,000	204,063
SLM Corp.		18,400	744,280
			20,695,565

Foods - 1.3%
General Mills, Inc.		16,300	774,739
H.J. Heinz Co.		39,900	1,564,080
Hershey Foods Corp.		30,200	1,397,354
Kellogg Co.		47,700	1,996,245
			5,732,418

Footwear - 0.2%
Timberland Co.*		16,700	1,078,653

Hardware & Tools - 0.1%
Black & Decker Corp.		6,800	422,484

Healthcare - Diversified - 1.5%
Johnson & Johnson		115,700	6,444,490

Healthcare - Drug - Major Pharmaceutical - 2.4%
Merck & Co., Inc.		88,500	4,203,750
Pfizer, Inc.		177,200	6,074,416
			10,278,166

Healthcare - Hospital Management - 0.2%
Health Management Associates, Inc.		34,400	771,248

Healthcare - Managed Care - 1.0%
Anthem, Inc.*		14,000	1,253,840
Coventry Health Care, Inc.*		3,450	168,705
Express Scripts, Inc.*		7,100	562,533
Health Net, Inc.*		6,400	169,600
Wellpoint Health Networks, Inc.*		18,900	2,116,989
			4,271,667

Healthcare - Medical Products & Supplies - 2.1%
Affymetrix, Inc.*		11,200	366,576
Arrow International, Inc.		4,600	137,632
Beckman Coulter, Inc.		3,300	201,300
Becton Dickinson & Co.		24,300	1,258,740
Biomet, Inc.		12,200	542,168
Boston Scientific Corp.*		20,800	890,240
Medtronic, Inc.		66,400	3,235,008

Equity Securities - Cont'd		Shares	Value
Healthcare - Medical Products & Supplies - Cont'd
St. Jude Medical, Inc.*		1,700	$128,605
Stryker Corp.		27,100	1,490,500
Varian Medical Systems, Inc.*		12,400	983,940
			9,234,709

Healthcare - Special Services - 0.3%
DaVita, Inc.*		24,600	758,418
Omnicare, Inc.		12,700	543,687
			1,302,105

Homebuilding - 1.0%
KB Home		12,900	885,327
NVR, Inc.*		5,500	2,663,100
Pulte Homes, Inc.		15,100	785,653
			4,334,080

Household Furnishing & Appliances - 0.1%
Whirlpool Corp.		5,000	343,000

Household Products - Non-Durable - 1.7%
Church & Dwight, Inc.		17,400	796,572
Colgate-Palmolive Co.		22,400	1,309,280
Kimberly-Clark Corp.		50,900	3,353,292
Procter & Gamble Co.		34,300	1,867,292
			7,326,436

Insurance - Life & Health - 0.8%
Aflac, Inc.		21,300	869,253
Jefferson-Pilot Corp.		4,600	233,680
Lincoln National Corp.		11,600	548,100
Nationwide Financial Services, Inc.		6,200	233,182
Protective Life Corp		19,300	746,331
Prudential Financial, Inc.		20,500	952,635
			3,583,181

Insurance - Multi-Line - 2.0%
American International Group, Inc.		93,600	6,671,808
Conseco, Inc.		67,000	1,805,650
Hartford Financial Services, Inc.		4,200	288,708
			8,766,166

Insurance - Property & Casualty - 0.6%
21st Century Insurance Group		12,400	160,456
Chubb Corp.		20,300	1,384,054
Commerce Group, Inc.		4,200	207,354
Progressive Corp.		8,300	707,990
Safeco Corp.		3,600	158,400
			2,618,254

Investment Banking / Brokerage - 0.3%
Charles Schwab Corp.		7,200	69,192
Legg Mason, Inc.		14,400	1,310,544
			1,379,736

Investment Management - 0.3%
Franklin Resources, Inc.		15,200	761,216
T. Rowe Price Group, Inc.		7,100	357,840
The Phoenix Co.'s, Inc.		13,700	167,825
			1,286,881

Equity Securities - Cont'd		Shares	Value
Leisure Time - Products - 0.5%
Callaway Golf Co.		19,200	$217,728
Harley-Davidson, Inc.		34,900	2,161,706
			2,379,434

Machinery - Diversified - 1.0%
Actuant Corp.*		14,400	561,456
Deere & Co.		26,000	1,823,640
Dover Corp.		7,500	315,750
Terex Corp.*		30,100	1,027,313
Tecumseh Products Co.		16,400	675,516
			4,403,675

Manufacturing - Diversified - 0.8%
Danaher Corp.		24,900	1,291,065
Illinois Tool Works, Inc.		14,500	1,390,405
Parker Hannifin Corp.		12,600	749,196
			3,430,666

Manufacturing - Specialized - 0.7%
Avery Dennison Corp.		27,400	1,753,874
Jabil Circuit, Inc.*		32,000	805,760
Nordson Corp		3,600	156,132
Sealed Air Corp.*		9,800	522,046
			3,237,812

Natural Gas - 1.2%
AGL Resources, Inc.		17,700	514,185
Equitable Resources, Inc.		3,800	196,498
Kinder Morgan, Inc.		40,400	2,395,316
NiSource, Inc.		15,900	327,858
Oneok, Inc.		62,700	1,378,773
Southwest Gas Corp.		21,000	506,730
			5,319,360

Office Equipment & Supplies - 0.3%
Pitney Bowes, Inc.		17,400	769,950
United Stationers, Inc.*		17,300	687,156
			1,457,106

Oil & Gas - Drilling & Equipment - 0.8%
Smith International, Inc.*		34,600	1,929,296
Veritas DGC, Inc.*		67,100	1,553,365
			3,482,661

Oil & Gas - Exploration & Production - 1.5%
EOG Resources, Inc.		77,500	4,627,525
Pioneer Natural Resources Co.		3,300	115,764
XTO Energy, Inc.		55,825	1,663,027
			6,406,316

Paper & Forest Products - 0.3%
Weyerhaeuser Co.		17,200	1,085,664

Personal Care - 0.9%
Alberto-Culver Co.		5,100	255,714
Avon Products, Inc.		2,600	119,964
Estee Lauder Co.'s, Inc.		20,200	985,356
Gillette Co.		58,700	2,488,880
			3,849,914

Equity Securities - Cont'd		Shares	Value
Photography / Imaging - 0.3%
Eastman Kodak Co.		37,900	$1,022,542
Xerox Corp.*		28,300	410,350
			1,432,892

Publishing - 0.4%
McGraw-Hill Co.'s, Inc.		21,200	1,623,284

Publishing - Newspapers - 0.3%
Belo Corp.		15,200	408,120
Dow Jones & Co., Inc.		8,000	360,800
Media General, Inc.		1,900	122,018
New York Times Co.		4,500	201,195
			1,092,133

Retail - Building Supplies - 1.3%
Home Depot, Inc.		79,600	2,801,920
Lowe's Co.'s, Inc.		57,400	3,016,370
			5,818,290

Retail - Computers & Electronics - 0.1%
Best Buy Co., Inc.		5,200	263,848

Retail - Department Stores - 0.2%
Kohl's Corp.*		13,800	583,464
Saks, Inc.		26,500	397,500
Stage Stores, Inc.*		100	3,766
			984,730

Retail - Discounters - 0.1%
Dollar General Corp.		5,400	105,624
Family Dollar Stores, Inc.		2,400	73,008
ShopKo Stores, Inc.*		12,700	179,578
			358,210

Retail - Drug Stores - 0.6%
Caremark Rx, Inc.*		21,400	704,916
CVS Corp.		12,200	512,644
Walgreen Co.		40,400	1,462,884
			2,680,444

Retail - General Merchandise - 0.5%
Costco Wholesale Corp.		47,600	1,954,932
Target Corp.		5,000	212,350
			2,167,282

Retail - Specialty - 1.3%
Advance Auto Parts, Inc.*		35,900	1,586,062
Bed Bath & Beyond, Inc.*		37,900	1,457,255
Staples, Inc.		87,200	2,555,832
			5,599,149

Retail - Specialty Apparel - 0.3%
Gap, Inc.		45,900	1,113,075

Savings & Loan Companies - 0.4%
Washington Mutual, Inc.		45,700	1,765,848

Services - Advertising / Marketing - 0.4%
Omnicom Group, Inc.		21,100	1,601,279

Equity Securities - Cont'd		Shares	Value
Services - Commercial & Consumer - 0.7%
Apollo Group, Inc.*		22,100	$1,951,209
Brink's Co.		15,300	524,025
H & R Block, Inc.		1,400	66,752
Headwaters, Inc.*		18,100	469,333
			3,011,319

Services - Computer Systems - 0.0%
SunGard Data Systems, Inc.*		4,200	109,200

Services - Data Processing - 1.4%
Automatic Data Processing, Inc.		28,500	1,193,580
Checkfree Corp.*		23,200	696,000
DST Systems, Inc.*		3,100	149,079
First Data Corp.		76,600	3,410,232
Fiserv, Inc.*		20,100	781,689
			6,230,580

Services - Employment - 0.1%
Manpower, Inc.		6,300	319,851

Specialty Printing - 0.1%
R.R. Donnelley & Sons Co.		12,200	402,844

Telecommunications - Cell / Wireless - 0.9%
AT&T Wireless Services, Inc.*		35,600	509,792
Manitoba Telecom Services, Inc. (Class B)*		11,620	393,170
Nextel Communications, Inc.*		73,100	1,948,846
Nextel Partners, Inc.*		57,300	912,216
			3,764,024

Telecommunications - Long Distance - 0.0%
Covad Communications Group, Inc.*		26,923	64,615

Telephone - 1.8%
Bellsouth Corp.		129,800	3,403,356
Citizens Communications Co.*		28,100	340,010
SBC Communications, Inc.		158,300	3,838,775
			7,582,141

Total Equity Securities (Cost $231,687,036)			266,745,761

		Principal
Corporate Bonds - 22.8%		Amount
ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)		$686,479	696,949
8.745%, 1/15/21 (e)		749,954	585,667
1.889%, 10/15/21 (e)(r)		750,000	691,055
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (callable 12/15/08 @ 100) (e)		1,000,000	975,260
American Express Credit Corp., 1.42%, 9/19/06 (r)		1,000,000	1,002,170
American President Co.'s Ltd, 8.00%, 1/15/24		440,000	418,000
ASIF Global Financing:
XXI, 1.719%, 3/14/06 (e)(r)		3,500,000	3,500,000
XXII, 1.44%, 5/30/06 (e)(r)		500,000	499,770
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34		1,500,000	1,529,415
Atherton Franchisee Loan Funding LLP, 6.72%, 8/15/10 (e)		1,482,044	1,442,113
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)		2,700,000	1,769,067
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)		500,000	543,790
Bank One Issuance Trust, 1.289%, 10/15/08 (r)		2,000,000	2,000,919
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)		1,500,000	1,550,156
BF Saul REIT, 7.50%, 3/1/14 (callable 3/1/09 @ 103.75) (e)		1,500,000	1,485,000

		Principal
Corporate Bonds - Cont'd		Amount	Value
Camp Pendleton & Quantico Military Housing LLC, 5.937%, 10/1/43 (e)		$2,500,000	$2,398,425
Chase Funding Mortgage Loan, 4.045%, 5/25/33		2,500,000	2,452,525
Chevy Chase Bank FSB, 6.875%, 12/1/13 (callable 12/1/08 @ 103.438)		300,000	300,750
CNL Funding, 7.721%, 8/25/09 (e)		1,280,142	1,347,106
Continental Airlines, Inc., 2.26%, 12/6/07 (r)		1,500,000	1,499,160
Credit Suisse First Boston USA, Inc., 1.83%, 6/19/06 (r)		1,000,000	999,480
Delta Air Lines, Inc., 1.92%, 1/25/08 (r)		1,845,904	1,856,168
Doral Financial Corp., 8.50%, 7/8/04		600,000	600,198
E*Trade Financial Corp., 8.00%, 6/15/11 (callable 6/15/08 @ 104) (e)		800,000	795,000
Echostar Communications Corp., 10.375%, 10/1/07 (callable 10/1/04 @105.188)		1,500,000	1,605,000
Emigrant Bancorp, Inc., 6.25%, 6/15/14 (e)		1,500,000	1,495,237
FedEx Corp., 1.39%, 4/1/05 (e)(r)		3,500,000	3,504,088
First Republic Bank, 7.75%, 9/15/12 (e)		500,000	532,415
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)		1,500,000	1,264,453
Global Signal Trust I, 3.711%, 1/15/34 (e)		989,315	953,970
Goldman Sachs Group, Inc., 6.345%, 2/15/34		1,950,000	1,831,771
Great Lakes Power Inc.:
9.00%, 8/1/04		2,000,000	2,007,580
8.30%, 3/1/05		6,000,000	6,156,480
Greater Bay Bancorp., 5.25%, 3/31/08		1,000,000	991,320
HBOS Capital Funding LP, 6.071%, 6/30/49 (callable 6/30/14 @ 100) (e)		1,000,000	1,005,760
Health Care REIT, Inc., 6.00%, 11/15/13		500,000	494,815
Huntington Bancshares, Inc., 1.54%, 12/1/05 (r)		1,000,000	1,000,344
Interpool Capital Trust, 9.875%, 2/15/27 (callable 2/15/07 @ 104.94)		3,250,000	2,583,750
Jackson National Life Global Funding, 1.22%, 4/20/07 (e)(r)		1,500,000	1,498,080
LCOR Alexandria LLC, 6.625%, 9/15/19 (e)		750,000	798,180
Leucadia National Corp.:
7.00%, 8/15/13 (e)		500,000	493,125
3.75%, 4/15/14 (e)		500,000	493,950
Liberty Mutual Insurance Co., 7.86%, 5/31/13 (e)		1,000,000	1,102,123
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(n)		2,600,000	65,000
8.30%, 12/1/37 (e)(m)		3,700,000	92,500
Masco Corp., 1.65%, 3/9/07 (e)(r)		4,000,000	3,999,416
Meridian Funding Co. LLC, 1.61% 4/15/09 (callable 8/16/04 @ 100) (e)(r)		1,000,000	999,864
New York Community State Trust II, 4.8125%, 12/28/31 (r)		500,000	507,500
NYMAGIC, Inc., 6.50%, 3/15/14 (e)		1,000,000	950,280
Parker & Parsley Petrolium Co., 8.875%, 4/15/05		395,000	413,893
Patrons Legacy Partnership:
III, 5.646%, 1/17/17 (e)		1,300,000	1,269,632
IV, 5.775%, 12/23/63 (e)		1,000,000	971,650
Post Apartment Homes LP, 6.85%, 3/16/15		1,000,000	1,019,110
Preferred Term Securities Ltd, 1.86%, 4/3/33 (callable 4/3/08 @ 100) (e)(r)		1,000,000	1,011,460
PRICOA Global Funding I, 1.415%, 3/2/07 (e)(r)		1,000,000	999,474
Roslyn Preferred Trust I, 4.76%, 4/1/32 (callable 4/1/07 @ 100) (e)(r)		1,500,000	1,537,500
SLM Corp., 1.12%, 7/25/35 (callable/putable 7/25/07 @ 100, convertible) (e)(r)		4,000,000	3,964,600
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)		1,500,000	1,464,030
Sovereign Bank, 12.18%, 6/30/20 (e)		3,476,011	5,079,703
SPARCS Trust 99-1 Step Coupon, 0.0% to 4/15/19, 7.697% thereafter, 10/15/97 (e)		1,000,000	270,000
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)		1,045,000	1,035,219
Toll Road Investment Partnership II, Zero Coupon:
2/15/06 (e)		1,550,000	1,465,919
2/15/13 (e)		5,000,000	3,064,910
2/15/14 (e)		4,000,000	2,316,416
2/15/25 (e)		2,500,000	618,468
Unisys Corp., 6.875%, 3/15/10		150,000	154,500
United Energy Ltd, 6.00%, 11/1/05 (e)		1,500,000	1,554,540
Valmont Industries, Inc., 6.875%, 5/1/14 (callable 5/1/09 @ 103.438) (e)		250,000	245,000

		Principal
Corporate Bonds - Cont'd		Amount	Value
William Street Funding Corp., 1.46875%, 4/23/06 (e)(r)		$3,000,000	$3,002,942

Total Corporate Bonds (Cost $102,511,090)			98,824,110

Municipal Obligations - 6.6%
Alameda California Corridor Transportation Authority Revenue Bonds:
Zero Coupon, 10/1/06		1,500,000	1,391,280
Zero Coupon, 10/1/27		5,000,000	1,158,150
Albuquerque New Mexico Airport Revenue Bonds, 5.01%, 7/1/17		1,790,000	1,704,492
California Statewide Community Development Authority Tax and Revenue Anticipation Notes:
Zero Coupon, 6/1/09		1,370,000	1,098,356
Zero Coupon, 6/1/11		1,470,000	1,032,028
5.408%, 6/1/14		3,000,000	3,025,980
Columbus Georgia Development Authority Revenue VRDN, 1.35%, 4/1/20 (callable 7//16/04 @ 100)	2,220,000	2,220,000
Denver Colorado City & County COPs, Zero Coupon, 12/15/16		3,000,000	1,447,500
Hillsborough County Florida Port Authority Zero Coupon Bonds, 12/1/11		1,230,000	846,634
Kansas State Finance Development Authority Revenue Bonds, 4.722%, 5/1/15		500,000	476,690
Lower Colorado River Texas Authority Revenue Bonds, 6.92%, 5/15/05		1,410,000	1,466,217
Maryland State Economic Development Corp. Revenue Bonds,
8.625%, 10/1/19 (callable 4/1/11 @ 100) (f)		750,000	328,500
New Jersey Economic Development Authority Revenue Zero Coupon Bonds:
2/15/17		7,000,000	3,384,780
2/15/24		3,000,000	900,150
Omaha Nebreska SO VRDN, 1.46%, 2/1/26 (callable 8/1/04 @ 100, putable 7/23/2004 @ 100)		700,000	700,000
Oregon School Boards Association Pension Funding GO Bonds, Zero Coupon, 6/30/16		1,000,000	501,190
Philadelphia Pennsylvania IDA Pension Funding, Zero Coupon Bonds:
4/15/14		1,000,000	585,790
4/15/19		1,000,000	409,320
4/15/21		8,250,000	2,941,950
Rancho Mirage California Redevelopment Agency Tax Allocation Bonds, 5.45%, 4/1/18		585,000	578,425
San Francisco California City & County Redevelopment Agency MFH Revenue Bonds,
5.65%, 8/1/15 (callable 8/1/14 @ 100)		970,000	994,686
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06		1,555,000	1,539,528

Total Municipal Obligations (Cost $28,691,327)			28,731,646

U.S. Government Agencies and Instrumentalities - 6.3%
Federal Home Loan Bank:
Discount Notes, 7/1/04		18,600,000	18,600,000
2.25%, 3/28/07 (callable 7/28/04 @ 100)		3,000,000	2,985,252
2.10%, 4/30/07 (callable 7/30/04 @ 100)		3,000,000	2,980,050
Freddie Mac, 2.25%, 3/24/08 (callable 3/24/05 @ 100)		1,500,000	1,483,170
Kingdom of Jordan, Guaranteed by the United States Agency of International Development,
8.75%, 9/1/19		1,101,215	1,342,975

Total U.S. Government Agencies and Instrumentalities (Cost $27,381,603)			27,391,447

		Principal
U.S. Treasury - 1.1%		Amount	Value
U.S. Treasury Bonds, 5.375%, 2/15/31		$1,120,000	$1,129,621
U.S. Treasury Notes:
4.00%, 6/15/09		2,000,000	2,017,180
4.75%, 5/15/14		1,350,000	1,364,134

Total U.S. Treasury (Cost $4,455,897)			4,510,935

Total Investments (Cost $394,726,953) - 98.4%			426,203,899
Other assets and liabilities, net - 1.6%			6,786,588
Net Assets - 100%			$432,990,487

Net Assets Consist Of:
Par value and paid-in capital applicable to 240,112,172 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized			$437,523,388
Undistributed net investment income			4,021,636
Accumulated net realized gain (loss) on investments			(40,031,483)
Net unrealized appreciation (depreciation) on investments and assets and liabilities
denominated in foreign currencies			31,476,946

Net Assets			$432,990,487

Net Asset Value per Share			$1.803

(e)        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)         Interest payments have been deferred until July 1, 2005. At June 30, 2004 accumulated deferred interest is $75,124.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June and July 2004. This security is no longer accruing interest.

(r)        Adjustable rate security.

*          Non-income producing security.

Abbreviations:
COPS: Certificates of Participation	LP: Limited Partnership
GO: General Obligation	SO: Special Obligation
IDA: Industrial Development Authority	MFH: Multi-Family Housing
LLC: Limited Liability Corporation	REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note

See notes to financial statements.

Balanced Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Interest income	$3,030,771
Dividend income	1,645,624
Total investment income	4,676,395

Expenses:
Investment advisory fee	890,714
Transfer agency fees and expenses	241,269
Directors' fees and expenses	20,701
Administrative fees	576,344
Accounting fees	32,446
Custodian fees	39,688
Reports to shareholders	18,941
Professional fees	34,618
Miscellaneous	5,827
Total expenses	1,860,548
Fees paid indirectly	(11,531)
Net expenses	1,849,017

Net Investment Income	2,827,378

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,467,157
Foreign currency transactions	2,518
9,469,675

Change in unrealized appreciation (depreciation) on:
Investments	(1,663,012)
Assets and liabilities denominated in foreign currencies	(2,258)
(1,665,270)

Net Realized and Unrealized Gain (Loss)	7,804,405

Increase (Decrease) in Net Assets
Resulting From Operations	$10,631,783

See notes to financial statements.

Balanced Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$2,827,378	$6,109,754
Net realized gain (loss)	9,469,675	(2,160,565)
Change in unrealized appreciation or (depreciation)	(1,665,270)	58,346,998

Increase (Decrease) in Net Assets
Resulting From Operations	10,631,783	62,296,187

Distributions to shareholders from:
Net investment income	--	(7,183,940)

Capital share transactions:
Shares sold	36,440,019	59,364,401
Reinvestment of distributions	--	7,183,940
Shares redeemed	(18,979,002)	(27,132,158)
Total capital share transactions	17,461,017	39,416,183

Total Increase (Decrease) in Net Assets	28,092,800	94,528,430

Net Assets
Beginning of period	404,897,687	310,369,257
End of period (including undistributed net investment
income of $4,021,636 and $ 1,194,258, respectively)	$432,990,487	$404,897,687

Capital Share Activity
Shares sold	20,392,995	36,360,946
Reinvestment of distributions	--	4,088,754
Shares redeemed	(10,609,075)	(16,987,249)
Total capital share activity	9,783,920	23,462,451

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Social Balanced Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Repurchase Agreements:  The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date, and interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions:  The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly of .425%, of the Portfolio's average daily net assets. Under the terms of the agreement $198,012 was payable at period end.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .275% of the average daily net assets of the Portfolio.  Under the terms of the agreement $96,603 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $24,920 for the six months ended June 30, 2004. Under the terms of the agreement $3,807 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $185,337,740 and $166,723,496, respectively. U.S. Government security purchases were $171,203,001 and sales were $172,387,483.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $401,232,277. Net unrealized appreciation aggregated $24,971,622, of which $36,291,033 related to appreciated securities and $11,319,411 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $18,841,483, $21,480,988, and $1,026,994 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2009, December 2010, and December 2011, respectively.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2004, purchase and sales transactions were $0 and $1,875,020, respectively. Net realized gains on sales transactions are $10,020.

Note D -- Other

The Balanced Portfolio filed a complaint in the United States District Court on December 19, 2002, against a former Subadvisor seeking damages in connection with a security purchase. On December 16, 2003, the Court awarded Summary Judgment in the Plaintiff's favor, and ordered the Defendant named in the complaint to pay the Plaintiff, the Balanced Portfolio, compensatory damages in the amount of $1.3 million plus interest. The Defendant has since filed a motion to appeal. The Portfolio will record the Judgment upon final resolution of appeals.

Balanced Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2004	2003	2002
Net asset value, beginning	$1.758	$1.500	$1.759
Income from investment operations
Net investment income	.012	.026	.042
Net realized and unrealized gain (loss)	.033	.264	(.256)
Total from investment operations	.045	.290	(.214)
Distributions from
Net investment income	--	(.032)	(.045)
Total distributions	--	(.032)	(.045)
Total increase (decrease) in net asset value	.045	.258	(.259)
Net asset value, ending	$1.803	$1.758	$1.500

Total return*	2.56%	19.32%	(12.15%)
Ratios to average net assets:
Net investment income	1.35% (a)	1.76%	2.57%
Total expenses	.89% (a)	.93%	.91%
Expenses before offsets	.89% (a)	.93%	.91%
Net expenses	.88% (a)	.93%	.91%
Portfolio turnover	87%	374%	552%
Net assets, ending (in thousands)	$432,990	$404,898	$310,369

		Years Ended
	December 31,	December 31,	December 31,
	2001	2000	1999
Net asset value, beginning	$2.003	$2.168	$2.138
Income from investment operations
Net investment income	.053	.060	.051
Net realized and unrealized gain (loss)	(.192)	(.125)	.208
Total from investment operations	(.139)	(.065)	.259
Distributions from
Net investment income	(.070)	(.036)	(.052)
Net realized gains	(.035)	(.064)	(.177)
Total distributions	(.105)	(.100)	(.229)
Total increase (decrease) in net asset value	(.244)	(.165)	.030
Net asset value, ending	$1.759	$2.003	$2.168

Total return*	(6.98%)	(3.04%)	12.12%
Ratios to average net assets:
Net investment income	3.00%	3.09%	2.35%
Total expenses	.88%	.88%	.89%
Expenses before offsets	.88%	.88%	.89%
Net expenses	.87%	.86%	.86%
Portfolio turnover	751%	762%	619%
Net assets, ending (in thousands)	$354,131	$360,335	$349,313

(a)        Annualized.

*          Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.


Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Variable Series, Inc.

Calvert Social Equity Portfolio

Calvert Variable Series, Inc.

Calvert Social Equity Portfolio

Managed by Atlanta Capital Management Company, L.L.C.

Dear Investor:

Performance

For the six-month period ended June 30, 2004, the CVS Calvert Social Equity Portfolio returned 1.58%. Our benchmark, the S&P 500 Index, returned 3.44% over the period. While we are pleased to report another gain in net asset value, we want to let you know that we are not satisfied with the Portfolio's recent relative performance, but we continue to believe that our investment policies and process have the potential to produce favorable relative returns over the long term.

Investment Climate

During the first six months of 2004, the market paused to consolidate the large gains achieved over the last three quarters of 2003. Growth of the economy and of profits was much better than expected, but gains were muted by worse-than-expected developments in Iraq and fears of rising interest rates due to higher inflation reports. Given the mixed news, the market did better than we had anticipated, as it would have been reasonable to expect a sell off after last year's strong equity-market performance. We consider the market environment to be positive and believe the market still has good upside potential in the coming six to 12 months.

We have just completed the fifth consecutive quarter of 20%-plus year-to-year earnings growth for the S&P 500. Economic growth has been close to 5% for the past year. Credit spreads have narrowed substantially, and riskier companies have strengthened their balance sheets. In this environment, as in 2003, the short-term place to be has been the lower-quality, riskier stocks. The Portfolio did not fully participate in the 35% price surge in the broad market because we don't invest in lower-quality, riskier stocks. The performance difference between high- and low-quality stocks has been less in 2004 than it was in 2003, but the phenomenon persists.

Portfolio Strategy

We believe that our investment philosophy and process -- emphasizing high-quality, growing companies with strong balance sheets -- positions us to produce favorable long-term returns. As we analyze our recent results, we find that the most significant reasons for our short-term underperformance relative to the S&P 500 relates to this philosophy and to the high-quality characteristics of companies we hold.

Overall, 15 stocks held in the Portfolio returned more than 10% each, while eight holdings fell 10% or more each. Within the sectors, stock selection was excellent in Industrials, with three of our stocks returning more than 15%, and very good in Energy, Materials, Telecomm, and Utilities. However, our selections in Technology and Retail trailed the Index, resulting in an overall 0.80% penalty to Portfolio performance. One stock, Qlogic, accounted for almost all the underperformance in the Portfolio, falling almost 50% because profit and revenue growth were modestly below expectations.

CVS Calvert Social Equity Portfolio*

Comparison of change in

value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.04)
One year	13.82%
Since Inception (4.30.02)	3.23%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

Beginning in the second quarter of 2004, we began to see improvement in the relative performance of the Portfolio (2.3% versus the S&P 500 at 1.7%) and we believe a significant turning point in favor of higher-quality, large-cap growth stocks is in the process of developing.

Going forward

History suggests our philosophy should be in increasing favor over the next few years. In the second half of 2004, we expect the string of 20%-plus earnings gains to end and quarterly profit growth to slow to 8%-9%. We believe the companies in our Portfolio could grow in the 15% range. With increasing signs of inflation, we expect short-term interest rates to rise. Our companies generally have lower debt, so they should not be significantly impacted by the higher interest rates. As an economic cycle matures, attention normally turns to higher-growth, more stable companies. Up until now, the market has been particularly inattentive to those higher-growth companies, as the value style has prevailed for much of the last four years. Finally, higher-quality stocks are generally selling at price/earnings discounts to lower-quality companies -- an abnormal, and we think temporary, relationship. Thus, we believe the winds should change soon in favor of higher-quality stocks.

Outlook

We remain positive in our outlook for the economy and the stock market over the course of 2004.  We appear to be in the middle phase of a delayed but solid economic expansion. Employment growth is in the process of accelerating, as the extraordinary productivity gains of the last two years seem unsustainable. At 18 times this year's expected earnings, the market is, we believe, reasonably valued and can absorb some increases in short-term rates. Our number-one concern going forward is acceleration in inflation. However, we do not believe that rising interest rates would prevent some good future gains in the stock markets. We have also taken rising interest rates into consideration in managing the Portfolio. As a result, we are underweighted in Financials and other interest-rate-sensitive areas such as Telecom and Utilities and maintain an overweight position in the Health Care and Technology sectors.

We are confident and enthusiastic about the 52 companies in the Portfolio. They are very profitable, growing companies that have invested early, and we think wisely, in their people, the environment, safe products, and in good corporate governance. We expect moderate absolute returns but believe the Portfolio's relative returns should improve over the next year. We appreciate your investment in the Portfolio.

Sincerely,

Daniel W. Boone III

Atlanta Capital Management Company, L.L.C.

July 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.   Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

* Calvert Social  Equity Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Social Investment Fund Equity Portfolio. Performance of the two funds will differ.

Equity Portfolio

Statement of Net Assets

June 30, 2004

Equity Securities - 99.1%	Shares	Value
Banks - Major Regional - 1.6%
Synovus Financial Corp.	5,400	$136,728

Biotechnology - 2.9%
Amgen, Inc.*	4,600	251,022

Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,200	167,840

Chemicals - Specialty - 1.1%
Ecolab, Inc.	3,100	98,270

Computers - Hardware - 4.1%
Dell, Inc.*	6,200	222,084
Hewlett-Packard Co.	6,400	135,040
		357,124

Computers - Networking - 3.1%
Cisco Systems, Inc.*	11,400	270,180

Computers - Software & Services - 2.7%
Microsoft Corp.	8,180	233,621

Distributors - Food & Health - 1.3%
Performance Food Group Co.*	4,300	114,122

Electrical Equipment - 2.9%
Emerson Electric Co.	2,700	171,585
Molex, Inc.	3,000	81,840
		253,425

Electronics - Semiconductors - 5.0%
Intel Corp.	5,600	154,560
Microchip Technology, Inc.	5,000	157,700
QLogic Corp.*	4,700	124,973
		437,233

Financial - Diversified - 4.0%
American Express Co.	3,900	200,382
SEI Investments Co.	5,200	151,008
		351,390

Healthcare - Diversified - 1.1%
Johnson & Johnson	1,800	100,260

Healthcare - Drug - Major Pharmaceutical - 6.4%
Merck & Co., Inc.	4,400	209,000
Pfizer, Inc.	7,300	250,244
Schering-Plough Corp.	5,500	101,640
		560,884

Healthcare - Hospital Management - 2.2%
Health Management Associates, Inc.	8,800	197,296

Equity Securities - Cont'd	Shares	Value
Healthcare - Managed Care - 1.1%
Express Scripts, Inc.*	1,200	$95,076

Healthcare - Medical Products & Supplies - 5.5%
Dentsply International, Inc.	2,800	145,880
Medtronic, Inc.	5,000	243,600
Varian Medical Systems, Inc.*	1,200	95,220
		484,700

Insurance - Life & Health - 2.8%
Aflac, Inc.	3,900	159,159
Lincoln National Corp.	1,900	89,775
		248,934

Insurance - Multi-Line - 3.1%
American International Group, Inc.	3,800	270,864

Investment Banking / Brokerage - 2.1%
A.G. Edwards, Inc.	5,500	187,165

Investment Management - 1.6%
Franklin Resources, Inc.	2,750	137,720

Machinery - Diversified - 1.6%
Dover Corp.	3,300	138,930

Manufacturing - Diversified - 7.4%
3M Co.	2,100	189,021
Illinois Tool Works, Inc.	2,700	258,903
Pentair, Inc.	6,000	201,840
		649,764

Manufacturing - Specialized - 1.1%
Aptargroup, Inc.	2,200	96,118

Natural Gas - 1.8%
Questar Corp.	4,200	162,288

Oil & Gas - Exploration & Production - 2.4%
EOG Resources, Inc.	3,600	214,956

Personal Care - 4.5%
Alberto-Culver Co.	3,450	172,983
Estee Lauder Co.'s, Inc.	1,900	92,682
Procter & Gamble Co.	2,300	125,212
		390,877

Restaurants - 1.9%
Brinker International, Inc.*	5,000	170,600

Retail - Building Supplies - 1.5%
Home Depot, Inc.	3,800	133,760

Retail - Computers & Electronics - 2.0%
CDW Corp.	2,700	172,152

Retail - Department Stores - 2.3%
Kohl's Corp.*	4,700	198,716

Equity Securities - Cont'd	Shares	Value
Retail - Drug Stores - 2.6%
Walgreen Co.	6,200	$224,502

Retail - General Merchandise - 2.3%
Costco Wholesale Corp.	5,000	205,350

Retail - Specialty - 4.5%
Bed Bath & Beyond, Inc.*	5,600	215,320
Staples, Inc.	6,200	181,722
		397,042

Services - Advertising / Marketing - 1.6%
Omnicom Group, Inc.	1,800	136,602

Services - Computer Systems - 1.4%
SunGard Data Systems, Inc.*	4,600	119,600

Services - Data Processing - 3.6%
First Data Corp.	3,693	164,412
Fiserv, Inc.*	4,000	155,560
		319,972

Telephone - 0.1%
Alltel Corp.	100	5,062

Total Equity Securities (Cost $7,783,567)		8,690,145

Total Investments (Cost $7,783,567) - 99.1%		8,690,145
Other assets and liabilities, net - 0.9%		75,512
Net Assets - 100%		$8,765,657

Net Assets Consist Of:
Paid-in capital applicable to 545,592 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$8,940,928
Undistributed net investment income (loss)		(9,033)
Accumulated net realized gain (loss) on investments		(1,072,816)
Net unrealized appreciation (depreciation) on investments		906,578

Net Assets		$8,765,657

Net Asset Value Per Share		$16.07

*     Non-income producing security.

See notes to financial statements.

Equity Portfolio

Statement of Operations

Six Months ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income	$33,504
Interest income	26
Total investment income	33,530

Expenses:
Investment advisory fee	19,705
Transfer agency fees and expenses	1,520
Directors' fees and expenses	419
Administrative fees	7,882
Accounting fees	4,848
Custodian fees	5,371
Reports to shareholders	1,648
Professional fees	9,843
Miscellaneous	69
Total expenses	51,305
Reimbursement from Advisor	(7,206)
Fees paid indirectly	(1,536)
Net expenses	42,563

Net Investment Income (Loss)	(9,033)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	40,419
Change in unrealized appreciation or (depreciation)	89,186

Net Realized and Unrealized Gain (Loss) on Investments	129,605

Increase (Decrease) in Net Assets
Resulting From Operations	$120,572

See notes to financial statements.

Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($9,033)	($3,700)
Net realized gain (loss)	40,419	(603,399)
Change in unrealized appreciation or (depreciation)	89,186	1,475,288

Increase (Decrease) in Net Assets
Resulting From Operations	120,572	868,189

Distributions to shareholders from:
Net investment income	--	(829)

Capital share transactions:
Shares sold	2,094,382	2,571,123
Shares issued from merger	--	1,885,530
Reinvestment of distributions	--	829
Shares redeemed	(432,787)	(3,782,047)
Total capital share transactions	1,661,595	675,435

Total Increase (Decrease) in Net Assets	1,782,167	1,542,795

Net Assets
Beginning of period	6,983,490	5,440,695
End of period (including net investment loss
of $9,033 and $0, respectively)	$8,765,657	$6,983,490

Capital Share Activity
Shares sold	131,538	182,294
Shares issued from merger	--	140,397
Reinvestment of distributions	--	52
Shares redeemed	(27,416)	(301,567)
Total capital share activity	104,122	21,176

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Social Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On May 2, 2003, the net assets of the Ohio National Fund, Inc., Social Awareness Portfolio merged into the Calvert Social Equity Portfolio. The merger was accomplished by a tax-free exchange of 140,397 shares of the Portfolio (valued at $1,885,530) for 344,269 shares of the Social Awareness Portfolio outstanding on May 2, 2003.  The Social Awareness Portfolio's net assets as of May 2, 2003 including $329,431 of unrealized depreciation and $214,113 of net realized loss were combined with those of the Portfolio.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Repurchase Agreements:  The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of .50%, of the Portfolio's average daily net assets. Under the terms of the Agreement $6,675 was payable at period end.

The Advisor has agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is 1.08%. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .20% based on the Portfolio's annual average daily net assets. Under the terms of the Agreement $1,424 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $264 for the six months ended June 30, 2004. Under the terms of the Agreement $46 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the year, the cost purchases and proceeds from sales of investments, other than short-term securities, were $2,259,662 and $338,695, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $7,828,800. Net unrealized appreciation aggregated $861,345, of which $1,077,532 related to appreciated securities and $216,187 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $249,381, $242,915 and $574,547 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2008, December 2010 and December 2011.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$1,512	1.59%	$275,171	April 2004

Equity Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2004	2003	2002**
Net asset value, beginning	$15.82	$12.94	$15.00
Income from investment operations
Net investment income	(.02)	(.01)	--
Net realized and unrealized gain (loss)	.27	2.89	(2.06)
Total from investment operations	.25	2.88	(2.06)
Total increase (decrease) in net asset value	.25	2.88	(2.06)
Net asset value, ending	$16.07	$15.82	$12.94

Total return*	1.58%	22.27%	(13.73%)
Ratios to average net assets:
Net investment income (loss)	(.23%) (a)	(.07%)	.05% (a)
Total expenses	1.30% (a)	1.52%	1.86% (a)
Expenses before offsets	1.12% (a)	1.09%	1.05% (a)
Net expenses	1.08% (a)	1.06%	.98% (a)
Portfolio turnover	4%	84%	16%
Net assets, ending (in thousands)	$8,766	$6,983	$5,441

(a)        Annualized.

*          Total return is not annualized for periods less than one year.

**        From inception April 30, 2002.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.   Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov


Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Variable Series, Inc.

Calvert Social International Equity Portfolio

Calvert Variable Series, Inc.

Calvert social International Equity Portfolio

Managed by Grantham, Mayo, Van Otterloo

Dear Investor:

Performance

The CVS Calvert Social International Equity Portfolio returned 3.76% in the six-month period ended June 30, 2004, compared with the 4.86% return of the MSCI EAFE benchmark.

Investment Climate

The period saw slowing momentum in equity markets after the strong gains of 2003. Rising interest rates in a number of countries -- including the UK, Australia, and the U.S. -- heightened sentiment that perhaps cyclicals had run their course. Energy prices were a concern as oil prices hit an all-time high (though adjusted for inflation, prices remain below past peaks). And hints of a slowdown in China, the country viewed as the engine for much of global growth, reverberated around the world.

Despite these concerns and a tense geopolitical climate, non-U.S. equities generally enjoyed positive returns for the period. The MSCI EAFE Index return of 4.86% in U.S. dollars bettered the 3.44% return of the S&P 500 Index. Foreign-stock outperformance would have been more pronounced without the effect of currency depreciation, as the U.S. dollar strengthened to regain some of the ground lost in 2003. In local-currency terms, the EAFE Index returned 6.6%, versus its 4.86% return in U.S. dollars.

Japanese equities enjoyed the best regional performance. GDP growth and other economic indicators generated positive surprises. And, perhaps more significantly, investors seemed to be showing the first signs of faith in the Japanese government's management of its economy. Last year's big winners -- emerging markets -- lagged in aggregate over the reporting period. The S&P/IFC Investable Index (comprising 30 countries and more than 1,100 securities in emerging markets) returned just 0.69%. Continental European stocks did slightly better than both UK and Australian markets, with the smaller Norwegian and Austrian markets posting the highest returns.

In a sign of increased sensitivity to risk, Utility stocks were the strongest-performing Industrial sector. The still-struggling Telecoms suffered the worst performance. In contrast to 2003, there was no clear cyclical-versus-defensive ordering of sectors, as Energy, Consumer Staples, Consumer Discretionaries, and Industrials all outperformed. Technology, Health Care, and Financials lagged. Value stocks outperformed growth stocks, and smaller-capitalization companies continued their outperformance, though less dramatically than in the last quarter.

Within the international markets, two major companies suffered scandals, as Royal Dutch /Shell changed management in the wake of overstatement of oil reserves and Nortel Networks fired several executives accused of manipulating earnings. Technology bellwether Nokia suffered from declining market share and growth as its products lost popularity against rivals' offerings. During the reporting period, the Portfolio owned both Nokia and Nortel Networks, although Nortel was sold during the period. Application of our social analysis criteria meant no shares of either Royal Dutch or Shell Transport, the owners of Royal Dutch/Shell, were among Portfolio holdings. However, as our ownership of Nortel demonstrates, even rigorous criteria cannot always uncover the potential for individuals' unethical behavior.

CVS Calvert Social

International Equity Portfolio

Comparison of change in value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.04)
One year	25.81%
Five year	(1.79%)
Ten year	4.67%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Past performance does not indicate future results.

New Subadvisor assumed management of the Portfolio effective March 2002.

Portfolio Strategy

Country allocation was neutral relative to the benchmark. The Portfolio benefited from exposure to Norway and Austria but was hurt by its allocation to emerging markets (with the exception of a boost from Hungary). Emerging markets are now 7% of the Portfolio. The Portfolio also suffered from overweighting Germany but benefited from an underweight in Nokia-afflicted Finland.

Sector selection was negative, largely the result of overweighting to Telecommunications and Financials, which underperformed the EAFE Index as a whole. The strong relative performance of the Portfolio's holdings in these sectors partially offset the negative effects of those weighting decisions. The Portfolio benefited from overweighting Utilities but suffered from increasing its exposure to Technology just as that sector started to underperform.

Japanese consumer-finance stocks Takefuji and Acom provided the strongest boost to relative returns. These stocks trade at relatively low multiples to earnings and are free from many of the problems of the banking sector. UK retailer Next and Belgian pharmaceutical (and takeover target) UCB Groupe were also strong performers. More cyclical Japanese holdings such as Kobe Steel, Mazda Motors, Furukawa Electric, and Mizuho Financial Group also boosted returns.  Less-successful picks included Volkswagen, France Telecom, Chartered Semiconductor, and UK industrial giant Invensys. Stock selection was strongest in Japan and also positive in the UK, while it lagged in other regions.

Outlook

As lower-quality and more cyclical stocks have advanced to higher valuation levels, the risks associated with those sectors have increased. Should Japan and Europe recover, those sectors can be expected do well, but if these economies stutter, the results could be painful. A year ago, when valuations for cyclicals were attractive, this was a risk worth taking. But today a number of more defensive, higher-quality stocks with histories of strong growth are available at reasonable prices or even at a discount to the broad market. Now that lower-quality stocks are losing momentum, it seems an opportune time to position the Portfolio for greater safety. Generally, international stocks enjoy the benefit of a valuation discount to the U.S. market, and as a result, we would expect diversification overseas to enhance return as well as to reduce risk. Currency appreciation is not likely to be the benefit it was in 2003, but the size of the U.S. current-account deficit suggests that over the long term, foreign currencies are likely to gain against the dollar.

Sincerely,

Thomas R. Hancock

Grantham, Mayo, Van Otterloo

July 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Calvert Social International Equity Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert World Values International Equity Fund. Performance of the two funds will differ.

International Equity Portfolio

Schedule of Investments

June 30, 2004

Equity Securities - 92.7%	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA (ADR) (Class B)*	3,600	$19,044
Telecom Argentina SA (ADR) (Class B)*	1,600	14,464
		33,508

Australia - 2.2%
Australia and New Zealand Banking Group Ltd	6,205	78,843
National Australia Bank Ltd	7,059	146,416
Telstra Corp. Ltd	31,920	111,604
		336,863

Austria - 0.6%
Mayr-Melnhof Karton AG	725	93,611

Belgium - 4.4%
Dexia	12,170	202,203
Fortis SA/NV	8,495	188,329
UCB SA	6,418	299,264
		689,796

Brazil - 0.8%
Banco Itau Holding Financiera SA (ADR)	700	32,648
Gerdau SA (ADR)	3,960	47,995
Tele Centro Oeste Celular Participacoes SA (ADR)	2,000	18,340
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	1,500	29,655
		128,638

Czeche Republic - 0.1%
Ceske Radiokomunikace AS* (GDR)	1,200	19,129

Finland - 1.3%
Nokia Oyj	6,550	94,626
TietoEnator Oyj	3,300	100,292
		194,918

France - 2.7%
BNP Paribas SA	1,861	114,591
France Telecom SA*	6,933	180,894
Havas SA	22,094	115,186
		410,671

Germany - 8.1%
Altana AG	1,043	62,800
Continental AG	2,938	141,863
Deutsche Bank AG	2,820	221,835
Deutsche Post AG	5,041	108,993
SAP AG	1,269	210,626
Schering AG	3,139	185,177
Volkswagen AG:
Non-Voting Preferred	5,473	158,400
Ordinary	3,916	165,617
		1,255,311

Greece - 1.2%
National Bank of Greece SA	8,764	190,023

Equity Securities - Cont'd	Shares	Value
Hong Kong - 0.7%
Bank of East Asia Ltd	37,000	$106,023

Hungary - 0.2%
OTP Bank Rt (GDR)*	900	37,125

India - 0.5%
Bajaj Auto Ltd (GDR)	790	15,800
GAIL India Ltd (GDR)	900	19,872
ICICI Bank Ltd (ADR)	700	8,470
Ranbaxy Laboratories Ltd (GDR)	600	11,868
Satyam Computer Services Ltd (ADR)	800	14,800
State Bank of India Ltd (GDR)	300	6,540
		77,350

Indonesia - 0.5%
PT Bank Mandiri Tbk	196,000	24,503
PT Indonesian Satellite Corp. Tbk	85,000	36,400
PT Unilever Indonesia Tbk	52,000	21,715
		82,618

Israel - 0.3%
Check Point Software Technologies Ltd*	600	16,194
Teva Pharmaceutical Industries Ltd (ADR)	400	26,916
		43,110

Italy - 1.9%
Enel SpA	18,606	149,355
Parmalat Finanziaria SpA (b)	42,078	1
Telecom Italia SpA	66,606	147,256
		296,612

Japan - 22.6%
Acom Co. Ltd	3,608	233,945
Amada Co. Ltd	8,000	52,677
Bank of Yokohama, Ltd	15,000	93,557
Daiichi Pharmaceutical Co. Ltd	13,000	231,241
Eisai Co. Ltd	3,000	86,149
Furukawa Electric Co. Ltd	51,000	217,349
Hoya Corp.	900	93,996
Kao Corp.	4,000	96,209
KDDI Corp	19	108,427
Kobe Steel Ltd	130,000	193,790
Kyocera Corp.	800	67,749
Mazda Motor Corp.	45,933	161,308
Mitsui OSK Lines Ltd	26,000	136,485
Mizuho Financial Group, Inc.	51	230,875
Nitto Denko Corp.	2,500	127,578
Osaka Gas Co. Ltd	56,000	155,179
Sharp Corp.	6,000	95,642
Sompo Japan Insurance Inc	8,000	81,577
Sony Corp.	2,700	101,486
Takefuji Corp.	2,910	210,509
Terumo Corp.	7,000	175,088
Tokyo Electron Ltd	1,500	83,955
Toyo Seikan Kaisha, Ltd	2,000	34,277
Toyota Motor Corp.	6,700	270,831
UFJ Holdings, Inc.*	21	92,569
Yahoo Japan Corp.	8	77,553
		3,510,001

Equity Securities - Cont'd	Shares	Value
Mexico - 0.7%
America Movil, SA de CV (ADR)	800	$29,096
Cemex, SA de CV (ADR)	1,235	35,939
Telefonos de Mexico, SA de CV (ADR)	1,300	43,251
		108,286

Netherlands - 6.7%
Aegon NV	9,067	109,451
ASM Lithography Holding NV	6,455	109,372
Buhrmann NV	15,466	153,916
Hagemeyer NV*	19,579	41,497
ING Groep NV	17,637	416,782
Koninklijke Philips Electronics NV	8,037	216,650
		1,047,668

Norway - 1.8%
DNB NOR ASA	28,010	191,154
Telenor ASA	13,200	91,798
		282,952

Philippines - 0.2%
Globe Telecom, Inc.	1,999	29,219

Poland - 0.2%
Bank Pekao SA (GDR)	500	16,550
Telekomunikacja Polska SA (GDR)	4,500	18,270
		34,820

Russia - 0.2%
VimpelCom (ADR)*	300	28,935

Singapore - 1.8%
Chartered Semiconductor Manufacturing Ltd*	139,000	113,054
DBS Group Holdings Ltd	7,000	58,561
Overseas-Chinese Banking Corp., Ltd	16,000	112,473
		284,088

South Africa - 1.0%
Alexander Forbes Ltd	9,000	14,741
Bidbee Ltd*	300	1,796
BIDVest Group Ltd:
Ordinary	1,699	14,337
Warrants* (strike price 6,000 ZAR/share, expires 12/8/06)	120	112
Investec Ltd	1,000	19,932
Nedcor Ltd	1,352	13,408
Pick'n Pay Stores Ltd	7,000	19,702
Telkom South Africa Ltd	2,856	36,519
Tiger Brands Ltd	1,000	14,145
VenFin Ltd	6,000	19,173
		153,865

South Korea - 0.9%
Kookmin Bank (ADR)*	1,300	40,794
KT Corp. (ADR)	2,530	45,641
SK Telecom Co. Ltd (ADR)	2,652	55,666
		142,101

Spain - 1.6%
Banco Santander Central Hispano, SA	8,839	91,841
Gas Natural SDG, SA	6,186	148,367
		240,208

Equity Securities - Cont'd	Shares	Value
Sweden - 3.1%
LM Ericsson (Class B)	126,000	$371,672
Nordea Bank AB	15,500	111,729
		483,401

Switzerland - 3.1%
Credit Suisse Group	4,225	150,182
Swisscom AG	598	197,757
Zurich Financial Services AG*	885	139,794
		487,733

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd (ADR)*	5,556	46,170
United Microelectronics Corp. (ADR)*	8,461	36,467
		82,637

Thailand - 0.4%
Bangkok Bank PCL*	4,100	9,877
Charoen Pokphand Foods PCL	80,000	8,100
Electricity Generating PCL (NVDR)	7,000	11,555
Kiatnakin Finance PCL	10,000	9,019
Land and Houses PCL (NVDR)	40,000	8,755
National Finance PCL	37,700	13,553
		60,859

Turkey - 0.4%
Turkcell Iletisim Hizmet AS (ADR)	1,900	58,330

United Kingdom - 21.8%
Aviva plc	33,547	346,051
AWG plc:
Ordinary	6,554	69,627
Redeemable Shares	2,175,928	3,945
Barclays plc	36,541	311,187
Barratt Developments plc	16,632	177,747
BG Group plc	25,552	157,383
Boots Group plc	19,446	242,545
BT Group plc	44,296	159,404
Cadbury Schweppes plc	7,215	62,229
Dixons Group plc	61,631	184,635
GlaxoSmithKline plc	13,156	266,172
HSBC Holdings	5,853	87,010
Invensys plc	618,255	201,750
ITV plc	49,889	104,463
Next Group plc	11,198	288,881
Northern Foods plc	44,261	135,607
Scottish & Southern Energy plc	16,494	203,782
Scottish Power plc	25,137	181,714
United Utilities plc	15,389	144,655
Wolseley plc	3,783	58,638
		3,387,425

Total Equity Securities (Cost $12,962,510)		14,417,834

	Principal
U.S. Treasury - 0.6%	Amount	Value
United States Treasury Bill, 9/23/04 (i)	$100,000	$99,774

Total U.S. Treasury (Cost $99,774)		99,774

Total Investments (Cost $13,062,284) - 93.3%		14,517,608
Other assets and liabilities, net - 6.7%		1,037,132
Net Assets - 100%		$15,554,740

Forward Foreign Currency Contracts, Open at June 30, 2004

						Unrealized Appreciation/
Contracts to Receive / Deliver		In Exchange For		Settlement Date	Contract Value	(Depreciation)
Purchased:
Australian Dollar	379,757	US Dollar	$262,526	27-Aug-04	$262,290	($236)
British Pound	112,975	US Dollar	198,121	27-Aug-04	203,785	5,664
Danish Kroner	332,000	US Dollar	53,289	27-Aug-04	54,348	1,059
Euro	50,000	US Dollar	59,664	27-Aug-04	60,844	1,180
Euro	146,747	US Dollar	178,124	27-Aug-04	178,573	449
Japanese Yen	7,975,100	US Dollar	70,172	27-Aug-04	73,111	2,939
Swiss Franc	633,592	US Dollar	494,777	27-Aug-04	506,959	12,182
Total Purchased						$23,237

Sold:
Australian Dollar	260,341	US Dollar	$177,170	27-Aug-04	$179,812	($2,642)
British Pound	100,000	US Dollar	177,660	27-Aug-04	180,381	(2,721)
British Pound	27,509	US Dollar	50,000	27-Aug-04	49,621	379
British Pound	137,186	US Dollar	250,000	27-Aug-04	247,457	2,543
Euro	49,892	US Dollar	59,834	27-Aug-04	60,712	(878)
Euro	41,009	US Dollar	50,000	27-Aug-04	49,902	98
Japanese Yen	5,647,500	US Dollar	50,121	27-Aug-04	51,773	(1,652)
Japanese Yen	5,956,923	US Dollar	53,080	27-Aug-04	54,610	(1,529)
Swedish Krona	357,720	US Dollar	46,991	27-Aug-04	47,480	(489)
Total Sold						($6,891)

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures(i)	Contracts	Date	at Value	(Depreciation)
Purchased:
DAX Index	2	9/04	$248,622	$3,954
TOPIX Index	2	9/04	218,210	1,100
OMX Index	5	7/04	46,504	1,230
CAC 40 Index	5	7/04	227,605	(152)
Total Purchased				$6,132

(b)        This security is valued by the Board of Directors. See Note A.

(i)         Futures collateralized by 100,000 units of U.S. Treasury Bills.

*   Non-income producing security.

Abbreviations:

ADR: American Depository Receipts

GDR: Global Depository Receipts

NVDR: Non-Voting Depository Receipts

PCL: Public Company Limited

ZAR: South African Rand

See notes to financial statements.

International Equity Portfolio

Statement of Assets and Liabilities

June 30, 2004

Assets
Investments in securities, at value (Cost $13,062,284) - See accompanying schedule	$14,517,608
Cash	916,614
Foreign currency, at value (Cost $108,972)	108,976
Unrealized appreciation on forward foreign currency contracts	26,493
Receivable for shares sold	264
Interest and dividends receivable	48,455
Other assets	220
Total assets	15,618,630

Liabilities
Payable for shares redeemed	6,391
Payable for futures variation margin	193
Payable to Calvert Asset Management Company, Inc.	22,300
Payable to Calvert Administrative Services Company	3,003
Payable to Calvert Shareholder Services, Inc.	126
Unrealized depreciation on forward foreign currency contracts	10,147
Accrued expenses and other liabilities	21,730
Total liabilities	63,890
Net assets	$15,554,740

Net Assets Consist Of:
Paid-in capital applicable to 1,063,943 shares of
common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized	$17,492,059
Undistributed net investment income	87,623
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,504,589)
Net unrealized appreciation (depreciation) on investments and foreign currencies and
assets and liabilities denominated in foreign currencies	1,479,647

Net Assets	$15,554,740

Net Asset Value Per Share	$14.62

See notes to financial statements.

International Equity Portfolio

Statement of Operations

Six Months ended June 30, 2004

Net Investment Income
Investment Income:
Interest income	$2,013
Dividend income (net of foreign taxes withheld of $26,866)	218,269
Total investment income	220,282

Expenses:
Investment advisory fee	55,586
Transfer agency fees and expenses	4,886
Directors' fees and expenses	1,104
Administrative fees	25,943
Accounting fees	9,300
Custodian fees	53,348
Reports to shareholders	2,055
Professional fees	9,924
Miscellaneous	645
Total expenses	162,791
Fees waived	(7,819)
Fees paid indirectly	(3,273)
Net expenses	151,699

Net Investment Income	68,583

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign taxes of $1,608)	963,792
Foreign currencies	3,452
Futures	17,076
984,320

Change in unrealized appreciation (depreciation):
Investments and foreign currencies	(470,116)
Assets and liabilities denominated in foreign currencies (including foreign currency contracts)	(42,607)
Futures	(9,678)
(522,401)

Net Realized and Unrealized Gain (Loss)	461,919

Increase (Decrease) in Net Assets
Resulting From Operations	$530,502

See notes to financial statements.

International Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$68,583	$35,678
Net realized gain (loss)	984,320	269,925
Change in unrealized appreciation or (depreciation)	(522,401)	2,932,505

Increase (Decrease) in Net Assets
Resulting From Operations	530,502	3,238,108

Distributions to shareholders from:
Net investment income	--	(286,337)

Capital share transactions:
Shares sold	2,447,394	4,839,496
Reinvestment of distributions	--	286,337
Shares redeemed	(1,593,899)	(3,587,364)
Total capital share transactions	853,495	1,538,469

Total Increase (Decrease) in Net Assets	1,383,997	4,490,240

Net Assets
Beginning of period	14,170,743	9,680,503
End of period (including undistributed net investment
income of $87,623 and $19,040, respectively)	$15,554,740	$14,170,743

Capital Share Activity
Shares sold	168,126	404,636
Reinvestment of distributions	--	20,438
Shares redeemed	(110,124)	(305,209)
Total capital share activity	58,002	119,865

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Social International Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, $1, or .00% of net assets, were fair valued under the direction of the Board of Directors.

Foreign Currency Transactions:  The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Forward Currency Contracts:  The Portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts.

Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of  .75%, of the Portfolio's average daily net assets.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of  .35% based on the Portfolio's average daily net assets. For the six months ended June 30, 2004, CASC waived $7,819 of its fee.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $778 for the six months ended June 30, 2004. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,323,707 and $5,533,637, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $13,117,661. Net unrealized appreciation aggregated $1,399,947, of which $1,943,064 related to appreciated securities and $543,117 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $1,938,728 and $2,486,387 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2009 and December 2010, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no borrowings outstanding during the period ended June 30, 2004.

International Equity Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2004	2003	2002
Net asset value, beginning	$14.09	$10.93	$12.85
Income from investment operations
Net investment income	.06	.02	.05
Net realized and unrealized gain (loss)	.47	3.43	(1.97)
Total from investment operations	.53	3.45	(1.92)
Distributions from
Net investment income	--	(.29)	--
Total distributions	--	(.29)	--
Total increase (decrease) in net asset value	.53	3.16	(1.92)
Net asset value, ending	$14.62	$14.09	$10.93

Total return*	3.76%	31.56%	(14.94%)
Ratios to average net assets:
Net investment income	.93% (a)	.33%	.40%
Total expenses	2.20% (a)	2.42%	2.24%
Expenses before offsets	2.09% (a)	2.28%	2.10%
Net expenses	2.05% (a)	2.24%	2.01%
Portfolio turnover	39%	86%	143%
Net assets, ending (in thousands)	$15,555	$14,171	$9,681

		Years Ended
	December 31,	December 31,	December 31,
	2001	2000	1999
Net asset value, beginning	$19.37	$25.66	$20.81
Income from investment operations
Net investment income	.02	.01	.01
Net realized and unrealized gain (loss)	(4.81)	(4.49)	6.80
Total from investment operations	(4.79)	(4.48)	6.81
Distributions from
Net investment income	(.02)	--	(.01)
Net realized gains	(1.71)	(1.81)	(1.95)
Total distributions	(1.73)	(1.81)	(1.96)
Total increase (decrease) in net asset value	(6.52)	(6.29)	4.85
Net asset value, ending	$12.85	$19.37	$25.66

Total return*	(24.69%)	(17.40%)	32.78%
Ratios to average net assets:
Net investment income	.08%	.06%	.06%
Total expenses	1.61%	1.53%	1.62%
Expenses before offsets	1.61%	1.53%	1.60%
Net expenses	1.54%	1.36%	1.50%
Portfolio turnover	86%	70%	59%
Net assets, ending (in thousands)	$11,283	$18,572	$22,013

(a) Annualized.

*          Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.   Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.   The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.   Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.


Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Variable Series, Inc.

Calvert Social Mid Cap Growth Portfolio

Calvert Variable Series, Inc.

Calvert Social Mid Cap Growth Portfolio

Managed by Brown Capital Management, Inc.

Dear Investor:

Performance

For the six-month period ended June 30, 2004, the CVS Calvert Social Mid Cap Growth Portfolio returned 5.23%. The benchmark Russell Mid Cap Growth Index produced a total return of 5.94% over the same period.

Investment Climate

Across the market-capitalization spectrum, value stocks generally outperformed growth stocks during the reporting period. This is evidenced by the 1.27% outperformance of the Russell 3000 Value Index (at 4.23%) over the Russell 3000 Growth Index (at 2.96%) and of the outperformance of the Russell Mid Cap Value Index (at 7.17%) over the Russell Mid Cap Growth Index (at 5.94%) by 1.23% for the period.

Mid-cap stocks outperformed larger stocks during the period, as demonstrated by the 3.34% spread between the total returns of the Russell Mid Cap Index (at 6.67%) and the large-cap Russell 1000 Index (at 3.33%). Generally, smaller-cap stocks performed in line with mid-cap stocks.

Portfolio Strategy

We believe that our investment philosophy and process position us to produce favorable relative returns over the long term, as we seek what we believe to be promising companies in the core growth sectors.

Through the period

Attribution analysis reveals very strong stock selection in the Portfolio overall for the reporting period. However, this strength was offset by weaker sector allocation and underperformance in sectors where the Portfolio was overweighted and outperformance in sectors where the Portfolio was underweighted.

In the context of our strong overall stock selection for the six-month period, our most rewarding company was PETsMART, which contributed almost one-fourth of the Portfolio's total return and is the Portfolio's highest-weighted holding, at 4% at the end of the reporting period. During the period, the company delivered two strong quarterly earnings releases and returned 36.3%. The second-highest contributing stock was Biogen Idec, Inc. In February, the company announced it would be seeking FDA approval one year earlier than planned for its drug Antegren, which treats multiple sclerosis. The stock returned 72% during this reporting period.

CVS Calvert Social

Mid Cap Growth Portfolio1

Comparison of change in value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.04)
One year	22.63%
Five year	(0.78%)
Ten year	8.99%

1              Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Past performance does not indicate future results.

New subadvisors assumed management of the Portfolio effective December 1994.

We did have individual-stock disappointments, including in Krispy Kreme Doughnuts Inc., which pre-announced an earnings shortfall, and Kos Pharmaceuticals, which lowered forecasted earnings for the coming quarter. These two positions together cost almost 1.0% in performance. We have removed Krispy Kreme from the Portfolio, and although Kos remained among our holdings at the end of the reporting period, we are eliminating it, as well.

With respect to sector allocation, three areas deserve comment. Health Care was among the better-performing sectors in the benchmark index, but we were underweight in this area, costing the Portfolio approximately 0.40%. Our overweighting in Financial Services accounted for about -0.20% of performance relative to the benchmark. Finally, the Portfolio's approximately 2% cash position cost another 0.20% in underperformance.

Going forward

We continue to hold approximately 60-65 stocks in the portfolio, at the high end of target holding range. While the Portfolio is near sector-neutral, the level of over- and underweightings going forward will be dictated by our bottom-up research effort. As a risk-control measure, we intend to limit our overweightings relative to the benchmark's sector weighting.

Strategically, we continue to spend the majority of our research effort looking for growth companies in the core growth sectors -- Consumer Discretionary, Technology, Producer Durables, Health Care, and Financial Services.

Outlook

We continue to expect real gross domestic product growth of 4% or more and inflation in the 2%-3% range, the latter despite more volatile food and energy prices. Recent employment reports show job creation finally occurring -- an important piece that has been missing from the economic growth puzzle since the overall recovery began in 2002. We believe we will see continued gradual interest-rate increases by the Federal Open Market Committee over the coming months, as the Fed works to strike a balance between supporting sustained growth and keeping inflation under control.

Sincerely,

Ed Brown

Brown Capital Management

July 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Calvert Social Mid Cap Growth Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Capital Accumulation Fund. Performance of the two funds will differ.

Mid Cap Growth Portfolio

Statement of Net Assets

June 30, 2004

Equity Securities - 98.7%	Shares	Value
Biotechnology - 3.6%
Genzyme Corp. - General Division *	38,300	$1,812,739
Medimmune, Inc.*	26,400	617,760
		2,430,499

Chemicals - 1.8%
Airgas, Inc.	49,800	1,190,718

Chemicals - Specialty - 0.8%
Sigma-Aldrich Corp.	9,000	536,490

Computers - Networking - 1.1%
Network Appliance, Inc.*	33,800	727,714

Computers - Software & Services - 6.5%
Adobe Systems, Inc.	15,400	716,100
Electronic Arts, Inc.*	22,500	1,227,375
Intuit, Inc.*	22,700	875,766
SPSS, Inc.*	31,700	569,649
Synopsys, Inc.*	33,100	941,033
		4,329,923

Consumer - Jewelry, Novelty, & Gifts - 2.7%
Fossil, Inc.*	66,500	1,812,125

Electrical Equipment - 4.6%
Flextronics International Ltd.*	79,500	1,268,025
Littelfuse, Inc.*	19,700	835,477
Molex, Inc.	30,500	978,440
		3,081,942

Electronics - Component Distribution - 0.9%
Avnet, Inc.*	26,300	597,010

Electronics - Instrument - 3.5%
Coherent, Inc.*	29,700	886,545
Trimble Navigation Ltd.*	31,050	862,880
Waters Corp.*	12,700	606,806
		2,356,231

Electronics - Semiconductors - 6.4%
Altera Corp.*	66,500	1,477,630
Analog Devices, Inc.	22,000	1,035,760
MEMC Electronic Materials, Inc.*	41,800	412,984
Xilinx, Inc.	41,100	1,369,041
		4,295,415

Equipment - Semiconductors - 2.9%
Lam Research Corp.*	38,700	1,037,160
Novellus Systems, Inc.*	29,200	918,048
		1,955,208

Financial - Diversified - 1.0%
Moody's Corp.	10,000	646,600

Equity Securities - Cont'd	Shares	Value
Healthcare - Drug - Major Pharmaceutical - 0.7%
Kos Pharmaceuticals, Inc.*	13,800	$454,986

Healthcare - Hospital Management - 2.5%
Health Management Associates, Inc.	75,950	1,702,799

Healthcare - Managed Care - 2.2%
Coventry Health Care, Inc.*	30,700	1,501,230

Healthcare - Medical Products & Supplies - 8.8%
Affymetrix, Inc.*	27,800	909,894
Henry Schein, Inc.*	15,000	947,100
Patterson Dental Supply, Inc. *	16,700	1,277,383
St. Jude Medical, Inc.*	16,900	1,278,485
Wright Medical Group, Inc.*	41,800	1,488,080
		5,900,942

Healthcare - Special Services - 1.8%
Omnicare, Inc.	28,300	1,211,523

Household Products - Non-Durable - 1.0%
Church & Dwight, Inc.	15,200	695,856

Insurance - Multi-Line - 1.5%
Willis Group Holdings, Ltd.	26,600	996,170

Investment Banking / Brokerage - 2.6%
Legg Mason, Inc.	18,800	1,710,988

Investment Management - 4.1%
Franklin Resources, Inc.	16,200	811,296
Investors Financial Services Corp.	22,200	967,476
T. Rowe Price Group, Inc.	19,000	957,600
		2,736,372

Leisure Time - Products - 2.1%
Harley-Davidson, Inc.	22,700	1,406,038

Manufacturing - Diversified - 3.0%
Biogen Idec, Inc.*	17,700	1,119,525
Danaher Corp.	17,800	922,930
		2,042,455

Manufacturing - Specialized - 3.2%
Cognex Corp.	19,400	746,512
Jabil Circuit, Inc.*	55,200	1,389,936
		2,136,448

Oil & Gas - Drilling & Equipment - 1.7%
Grant Prideco, Inc.*	62,200	1,148,212

Personal Care - 0.5%
NBTY, Inc.*	11,600	340,924

Restaurants - 3.2%
Cheesecake Factory, Inc.*	37,800	1,504,062
Panera Bread Co.*	17,800	638,664
		2,142,726

Equity Securities - Cont'd	Shares	Value
Retail - Building Supplies - 1.3%
Fastenal Co.	15,300	$869,499

Retail - Discounters - 0.7%
Ross Stores, Inc.	18,400	492,384

Retail - Drug Stores - 0.6%
CVS Corp.	9,000	378,180

Retail - Specialty - 10.0%
Advance Auto Parts, Inc.*	43,000	1,899,740
PETsMART, Inc.	80,800	2,621,960
Staples, Inc.	50,600	1,483,085
Williams-Sonoma, Inc.*	20,500	675,680
		6,680,465

Services - Advertising / Marketing - 1.2%
Acxiom Corp.	31,500	782,145

Services - Commercial & Consumer - 5.4%
Career Education Corp.*	25,600	1,166,336
D & B Corp.*	15,100	814,041
H & R Block, Inc.	14,600	696,128
ITT Educational Services, Inc.*	24,100	916,282
		3,592,787

Services - Data Processing - 2.3%
Checkfree Corp.*	18,100	543,000
Fiserv, Inc.*	25,500	991,695
		1,534,695

Telecommunications - Cell / Wireless - 2.5%
Nextel Partners, Inc.*	105,200	1,674,784

Total Equity Securities (Cost $57,337,528)		66,092,484

	Principal
U.S. Government Agencies and Instrumentalities - 2.2%	Amount	Value
Federal Home Loan Bank Discount Notes, 7/1/04	$1,500,000	$1,500,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,500,000)		1,500,000

TOTAL INVESTMENTS (Cost $58,837,528) - 100.9%		67,592,483
Other assets and liabilities, net - (0.9%)		(584,472)
Net Assets - 100%		$67,008,011

Net Assets Consist Of:
Paid-in capital applicable to 2,641,215 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$71,222,845
Undistributed net investment income (loss)		(267,716)
Accumulated net realized gain (loss) on investments		(12,702,073)
Net unrealized appreciation (depreciation) on investments		8,754,955

Net Assets		$67,008,011

Net Asset Value per Share		$25.37

* Non-income producing security.

See notes to financial statements.

Mid Cap Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income	$100,566
Interest income	3,703
Total investment income	104,269

Expenses:
Investment advisory fee	209,806
Transfer agency fees and expenses	44,573
Accounting fees	11,406
Directors' fees and expenses	3,586
Administrative fees	80,689
Custodian fees	10,110
Reports to shareholders	9,052
Professional fees	9,205
Miscellaneous	1,457
Total expenses	379,884
Fees waived	(4,938)
Fees paid indirectly	(2,961)
Net expenses	371,985

Net Investment Income (Loss)	(267,716)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	3,489,099
Change in unrealized appreciation (depreciation)	52,919

Net Realized and Unrealized Gain
(Loss) on Investments	3,542,018

Increase (Decrease) in Net Assets
Resulting From Operations	$3,274,302

See notes to financial statements.

Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($267,716)	($442,054)
Net realized gain (loss)	3,489,099	6,969,000
Change in unrealized appreciation or (depreciation)	52,919	7,635,047

Increase (Decrease) in Net Assets
Resulting From Operations	3,274,302	14,161,993

Capital share transactions:
Shares sold	5,252,764	12,748,945
Shares redeemed	(4,115,539)	(8,490,757)
Total capital share transactions	1,137,225	4,258,188

Total Increase (Decrease) in Net Assets	4,411,527	18,420,181

Net Assets
Beginning of period	62,596,484	44,176,303
End of period (including net investment loss
of $267,716 and $0, respectively)	$67,008,011	$62,596,484

Capital Share Activity
Shares sold	210,939	600,549
Shares redeemed	(165,878)	(417,431)
Total capital share activity	45,061	183,118

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Social Mid Cap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Repurchase Agreements:  The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of .65%, of the Portfolio's average daily net assets. Under the terms of the agreement, $40,502 was payable at period end.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .25% based on the Portfolio's annual average daily net assets. Under the terms of the agreement, $12,683 was payable at period end. For the six months ended June 30, 2004, CASC waived $4,938 of its fee.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $3,511 for the six months ended June 30, 2004. Under the terms of the agreement, $536 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $42,925,905 and $42,492,862, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $58,911,341. Net unrealized appreciation aggregated $8,681,142, of which $9,733,650 related to appreciated securities and $1,052,508 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $15,995,374 at December 31, 2003 may be used to offset future capital gains until expiration in December 2010.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$948	1.59%	$49,802	March 2004

Mid Cap Growth Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2004	2003	2002
Net asset value, beginning	$24.11	$18.31	$25.51
Income from investment operations
Net investment income (loss)	(.10)	(.17)	(.19)
Net realized and unrealized gain (loss)	1.36	5.97	(7.01)
Total from investment operations	1.26	5.80	(7.20)
Total increase (decrease) in net asset value	1.26	5.80	(7.20)
Net asset value, ending	$25.37	$24.11	$18.31

Total return*	5.23%	31.68%	(28.22%)
Ratios to average net assets:
Net investment income (loss)	(.83%) (a)	(.87%)	(.90%)
Total expenses	1.18% (a)	1.20%	1.19%
Expenses before offsets	1.16% (a)	1.19%	1.18%
Net expenses	1.15% (a)	1.17%	1.16%
Portfolio turnover	66%	148%	134%
Net assets, ending (in thousands)	$67,008	$62,596	$44,176

		Years Ended
	December 31,	December 31,	December 31,
	2001	2000	1999
Net asset value, beginning	$31.04	$30.03	$30.43
Income from investment operations
Net investment income (loss)	(.18)	(.15)	(.21)
Net realized and unrealized gain (loss)	(3.58)	3.69	2.32
Total from investment operations	(3.76)	3.54	2.11
Distributions from
Net realized gains	(1.77)	(2.53)	(2.51)
Total distributions	(1.77)	(2.53)	(2.51)
Total increase (decrease) in net asset value	(5.53)	1.01	(.40)
Net asset value, ending	$25.51	$31.04	$30.03

Total return*	(12.20%)	11.57%	6.97%
Ratios to average net assets:
Net investment income (loss)	(.77%)	(.60%)	(.73%)
Total expenses	1.13%	1.12%	1.11%
Expenses before offsets	1.13%	1.12%	1.11%
Net expenses	1.10%	1.02%	1.02%
Portfolio turnover	60%	97%	101%
Net assets, ending (in thousands)	$65,090	$64,027	$43,976

(a)        Annualized.

*          Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.


Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Variable Series, Inc.

Calvert Social Money Market Portfolio

Calvert Variable Series, Inc.

Calvert Social Money Market Portfolio

Managed by Calvert Asset Management Company, Inc.

Dear Investor:

Performance

For the six months ended June 30, 2004, the CVS Calvert Social Money Market Portfolio returned 0.19%*, versus 0.26% for the benchmark Lipper Variable Annuity Money Market Instrument Funds Average.

Investment Climate

The first half of 2004 was divided into two distinct environments for fixed-income investments.  In the first quarter, initially reported job growth was much weaker than had been expected, raising expectations that the Federal Reserve would postpone hiking the target Fed funds rate until well into 2004, or even until 2005. In the second quarter, however, job growth was much stronger than expected, and a number of inflation measures were on the rise.

As a result, over the first six months of 2004, interest rates moved in roller-coaster fashion, with the benchmark 10-year Treasury note yield falling to 3.68% in March before rising sharply to almost 5% by the middle of June. Mortgage rates and other private-sector, long-term interest rates also moved sharply up and down throughout the first half. After posting attractive gains in the first quarter, broad bond-market indices fell in the second quarter, and returns for the first half of 2004 were basically flat.

Portfolio Strategy

Expectations that the Fed would begin to raise rates caused the London Interbank Offered Rate (LIBOR) yield curve to steepen and shift upward. (LIBOR is the rate that most credit-worthy international banks dealing in Eurodollars charge each other for large loans.) During the period, one-month LIBOR increased from a six-month low of 1.09% on April 2 to a six-month high of 1.37% on June 30. At the same time, 12-month LIBOR increased from a six-month low of 1.28% on March 17 to 2.46% on June 30.

In the face of rapidly changing economic conditions and market expectations, we focused our purchases in the short end of the money-market yield curve. In doing so, we positioned the Portfolio to take advantage of rising money-market rates expected to result from the anticipated Fed tightening at their June 30 meeting.

Outlook

In fact, the Fed did hike interest rates one-quarter point (0.25%) at its June Federal Open Market Committee (FOMC) meeting, the first increase in four years. Looking ahead, the Fed clearly signaled its intention to raise short-term interest rates in a slow and predictable pattern. However, this course may be altered if incoming economic data force an adjustment to the Fed's outlook for economic growth and price stability.

Money Market Portfolio*

Average Annual Total Return
(period ended 6.30.04)
One year	0.42%
Five year	2.88%
Ten year	3.95%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Past performance does not indicate future results.

Investors adjusted to Fed policy, and now general market expectations and bond market prices reflect anticipated quarter-point rate hikes at each FOMC meeting into next year. We believe that any material deviation from these expectations would cause interest rates to fluctuate further.

Market interest rates have been rising over the last year, and we expect some further increase unless economic growth unexpectedly slumps or some unexpected event shocks the market. While the bond bear market may continue well into 2005, we are hopeful that more than half of the increase in long-term interest rates is behind us. Given that the Fed has just started hiking short-term rates, however, we continue to recommend that fixed-income investors remain defensive, with shorter durations and a well-diversified portfolio.

Sincerely,

James B. O'Boyle                                                         Thomas A. Dailey

Portfolio Managers, Calvert Asset Management Company**

July, 2004

The performance data quoted represents past performance, which does not guarantee future results.  Current performance may be higher or lower than the performance data quoted.  Visit www.calvert.com to obtain performance data current to the most recent month-end.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

Calvert Social Money Market Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Social Investment Fund Money Market Portfolio. Performance of the two funds will differ.

**See page 12.

Money Market Portfolio

Statement of Net Assets

June 30, 2004

	Principal
Taxable Variable Rate Demand Notes* - 87.2%	Amount	Value
550 West 14th Place Revenue, 1.34%, 2/1/29, LOC: Harris Trust	$400,000	$400,000
Alabama Incentives Financing Authority Revenue, 1.35%, 10/1/29, BPA: Southtrust Bank,
AMBAC Insured	390,000	390,000
Alabama State IDA Revenue, 1.40%, 5/1/10, LOC: Regions Bank	65,000	65,000
Alameda County, California IDA Revenue, 1.15%, 7/1/30, LOC: Union Bank, C/LOC: CalSTERS	200,000	200,000
Alaska State Housing Finance Corp., 1.13%, 12/1/32, TOA: Alaska Housing Finance Corp.,
MBIA Insured	290,000	290,000
Atmore, Alabama Industrial Development Board Revenue, 1.45%, 8/1/22,
LOC: Whitney National Bank, C/LOC: Bank of New York	400,000	400,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue, 1.46%, 9/1/05,
LOC: Wells Fargo Bank, NA	200,000	200,000
Cotswold Village Associates, LLC, 1.35%, 6/1/31, LOC: Columbus Bank & Trust	400,000	400,000
Enclave at Lynn Haven, LLC, 1.20%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB	400,000	400,000
Hardin County, Kentucky Industrial Building Revenue, 1.35%, 3/1/27, LOC: Republic Bank & Trust,
C/LOC: FHLB	295,000	295,000
Heritage Funeral Services LLC, 1.30%, 2/1/18, LOC: Northern Trust Co.	400,000	400,000
Holland Board of Public Works Home Building Co., 1.30%, 11/1/22, LOC: Wells Fargo Bank, NA	130,000	130,000
Kaneville Road Joint Venture, Inc., 1.35%, 11/1/32, LOC: First American Bank,
C/LOC: FHLB	235,000	235,000
Main & Walton Development Co., LLC, 1.30%, 9/1/26, LOC: Waypoint Bank,
C/LOC: FHLB	340,000	340,000
Milwaukee, Wisconsin Redevelopment Authority Revenue, 1.38%, 8/1/20,
LOC: Marshall & Ilsley Bank	400,000	400,000
Montgomery, Alabama Alaha Special Care Facilities Financing Authority Program
Revenue, 1.47%, 5/1/22, LOC: AmSouth Bank	135,000	135,000
Montgomery County, New York IDA Revenue, 1.32%, 5/1/25, LOC: FHLB	390,000	390,000
New Jersey Economic Development Authority Revenue, 1.44%, 11/1/06, LOC: Wachovia Bank, NA	170,000	170,000
New York City Housing Development Corp. MFH Revenue, 1.34%, 6/1/33,
LOC: Bayer Landesbank GZ	400,000	400,000
New York State Housing Finance Agency Revenue, 1.34%, 11/1/33, LOC: Key Bank	300,000	300,000
Post Apartment Homes LP MFH Revenue, 1.37%, 7/15/29, CA: FNMA	1,755,000	1,755,000
Racetrac Capital, LLC, 1.35%, 9/1/20, LOC: Regions Bank	300,000	300,000
Rocketship Properties III, LLC, 1.52%, 6/1/21, LOC: National Bank of South Carolina	250,000	250,000
San Joaquin Mariners Association LP, 1.40%, 7/1/29, LOC: Credit Suisse First Boston	285,000	285,000
Southern Indiana Investments Company Two, LLC, 1.35%, 10/15/26, LOC: Old National Bank,
C/LOC: FHLB	620,000	620,000
St. Joseph County, Indiana Economic Development Revenue, 1.76%, 6/1/27,
LOC: FHLB	325,000	325,000
Suffolk County, New York IDA Revenue, 1.18%, 12/15/07, LOC: JP Morgan Chase Bank	190,000	190,000
Tyler Enterprises, LLC, 1.35%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB	285,000	285,000
Washington State Housing Finance Commission MFH Revenue:
1.33%, 2/1/28, LOC: U.S. Bank NA	365,000	365,000
1.33%, 7/15/34, LOC: FNMA	370,000	370,000
1.33%, 5/15/35, LOC: FNMA	500,000	500,000
Wyandotte County and Kansas City, Kansas MFH Revenue, 1.65%, 6/15/35, LOC: FNMA	350,000	350,000

Total Taxable Variable Rate Demand Notes (Cost $11,535,000)		11,535,000

U.S. Government Agencies and	Principal
Instrumentalities - 9.4%	Amount	Value
Federal Home Loan Bank:
1.30%, 4/11/05	$500,000	$500,000
1.30%, 4/27/05	500,000	500,000
2.185%, 7/5/05	250,000	250,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,250,000)		1,250,000

TOTAL INVESTMENTS (Cost $12,785,000) - 96.6%		12,785,000
Other assets and liabilities, net - 3.4%		445,194
Net Assets - 100%		$13,230,194

Net Assets Consist of:
Paid-in capital applicable to 13,233,958 shares of common
stock outstanding; $0.01 par value, 2,000,000,000 shares authorized		$13,229,004
Undistributed net investment income		1,148
Accumulated net realized gain (loss) on investments		42

Net Assets		$13,230,194

Net Asset Value Per Share		$1.00

*  Tender features give these securities a shorter effective maturity date.

Explanation of Guarantees:	Abbreviations:
BPA: Bond Purchase Agreement	CalSTERS: California State Teachers Retirement System
CA: Collateral Agreement	FHLB: Federal Home Loan Bank
C/LOC: Confirming Letter of Credit	FNMA: Fannie Mae
LOC: Letter of Credit	IDA: Industrial Development Authority
TOA: Tender Option Agreement	LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

See notes to financial statements.

Money Market Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Interest income	$83,942
Total investment income	83,942

Expenses:
Investment advisory fee	20,932
Transfer agency fees and expenses	2,050
Administrative fees	13,952
Accounting fees	5,407
Directors' fees and expenses	1,021
Custodian fees	3,907
Reports to shareholders	1,675
Professional fees	9,265
Insurance	1,841
Miscellaneous	474
Total expenses	60,524
Fees waived	(4,012)
Fees paid indirectly	(520)
Net expenses	55,992

Net Investment Income	27,950

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	42

Increase (Decrease) in Net Assets
Resulting From Operations	$27,992

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$27,950	$125,316
Net realized gain (loss)	42	--

Increase (Decrease) in Net Assets
Resulting From Operations	27,992	125,316

Distributions to shareholders from:
Net investment income	(26,802)	(127,886)

Capital share transactions:
Shares sold	1,803,279	8,314,135
Reinvestment of distributions	26,697	128,349
Shares redeemed	(3,751,462)	(15,738,148)
Total capital share transactions	(1,921,486)	(7,295,664)

Total Increase (Decrease) in Net Assets	(1,920,296)	(7,298,234)

Net Assets
Beginning of period	15,150,490	22,448,724
End of period (including undistributed net investment
income of $1,148 and $0, respectively)	$13,230,194	$15,150,490

Capital Share Activity
Shares sold	1,803,279	8,314,135
Reinvestment of distributions	26,697	128,349
Shares redeemed	(3,751,462)	(15,738,148)
Total capital share activity	(1,921,486)	(7,295,664)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Social Money Market Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:  The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the Untied States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:   The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of .30%, of the Portfolio's average daily net assets. Under the terms of the agreement $6,212 was payable at period end.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .20% of the average daily net assets of the Portfolio. For the period ended June 30, 2004, CASC waived $4,012 of its fee. Under the terms of the agreement $1,558 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $771 for the six months ended June 30, 2004. Under the terms of the agreement, $116 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

The cost of investments owned at June 30, 2004 for federal income tax purposes was $12,785,000.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions were made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2004, purchases and sales transactions were $8,970,000 and $6,445,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds.  The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$4,481	1.56%	$404,762	May 2004

Money Market Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2004	2003	2002
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.002	.006	.014
Net realized gain (loss)	**	--	--
Total from investment operations	.002	.006	.014
Distributions from
Net investment income	(.002)	(.006)	(.014)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	0.19%	0.64%	1.44%
Ratios to average net assets:
Net investment income	.40% (a)	.65%	1.40%
Total expenses	.87% (a)	.77%	.74%
Expenses before offsets	.81% (a)	.73%	.71%
Net expenses	.80% (a)	.72%	.70%
Net assets, ending (in thousands)	$13,230	$15,150	$22,449

		Years Ended
	December 31,	December 31,	December 31,
	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.037	.058	.047
Total from investment operations	.037	.058	.047
Distributions from
Net investment income	(.037)	(.058)	(.047)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	3.74%	5.94%	4.82%
Ratios to average net assets:
Net investment income	3.67%	5.85%	4.72%
Total expenses	.67%	.66%	.67%
Expenses before offsets	.67%	.66%	.67%
Net expenses	.63%	.61%	.64%
Net assets, ending (in thousands)	$21,781	$22,969	$16,387

(a)        Annualized.

*          Total return is not annualized for periods less than one year.

**        Amount was less than .001 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

SENIOR PORTFOLIO MANAGER INFORMATION TABLE

Name: Thomas A. Dailey

Position: Vice President, Tax Exempt and Money Market Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Dailey is the senior member of the Tax Exempt and Money Market Division. He manages several of Calvert's money market portfolios and oversees the implementation of CAMCO's money market investment strategy. Mr. Dailey received a BS in Finance and Administration/Management from LaRoche College and has over 10 years of experience in the financial services industry.


Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Variable Series, Inc.

Calvert Social Small Cap Growth Portfolio

Calvert Variable Series, Inc.

Calvert social small cap growth Portfolio

Managed by Awad Asset Management, Inc.

Dear Investor:

Performance

During the six-month period ended June 30, 2004, the CVS Calvert Social Small Cap Growth Portfolio returned 7.69% versus the 6.76% return of the Russell 2000.

Investment Climate

During the reporting period, the stock market was "range bound" as a result of conflicting economic and political trends. While the Russell 2000 was up 6.76% for the period, over the course of the last six months, the Index has traded in the fairly narrow price range of 560 to 600. The Index dropped below that 560 level in May, but it recovered to the mid-point of the range by the end of June. Market support was provided by powerful earnings, as an improving economy allowed the very efficient corporate sector to deliver excellent results. On the other hand, prospects of gradually rising inflation and interest rates, plus the uncertain geopolitical situation, served as restraining factors on equity prices.

As a result, stock selection became the key to over- or under-performance, although the Russell 2000 rebalancing in June hurt the Portfolio's relative results in that month.

Portfolio Strategy

Because Awad Asset Management is a bottom-up stock-picking firm, our selections and the Portfolio's overall results were dictated by individual investment decisions rather than by theme investing or strategic positioning.

During the period, the stocks that helped the Portfolio most included Brinks, InfoUSA, Corn Products, and Stage Stores. Brinks benefited as it left the coal business to concentrate on the security industry. InfoUSA rebounded from an artificially depressed price and was helped by their employees' purchase of company stock. Corn Products benefited from interest in defensive value stocks. Stage Stores appreciated as the market came to understand how low its P/E actually was. We continue to hold these positions, though we are taking partial profits in Brinks and Corn Products.

Conversely, the Portfolio was hurt by MCG Capital, Startek, KV Pharmaceutical, Sola International, and Highland Hospitality. We continue to hold and add to MCG Capital, Startek, and KV Pharmaceutical, since we retain confidence in these companies and their growth and profit potential. However, we are eliminating Sola and reducing Highland Hospitality. MCG Capital and Highland Hospitality suffered from the effect of rising interest rates on income stocks. Startek declined in anticipation of a secondary stock offering. KV Pharmaceutical and Sola declined as a result of worries by the companies about meeting their stated earnings.

CVS Calvert Social

Small Cap Growth Portfolio1

Comparison of change in value of a hypothetical $10,000 investment.2

Average Annual Total Return
(period ended 6.30.04)
One year	38.08%
Five year	9.92%
Since inception (3.15.95)	7.95%

1              Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

2              For comparison purposes, Portfolio and Index performance is shown from the month end date of 3.31.95.

Past performance does not indicate future results.

New Subadvisor assumed management of the Portfolio effective October 1997.

Outlook

We expect the near-term environment to remain essentially unchanged. Ultimately, though, we believe the market's narrow trading range should move to the upside, as we do not expect the inflation/interest rate issue to be so serious as to overwhelm the powerful earnings cycle. As to the geopolitical climate, we believe that Mid-East tensions and issues related to homeland security can be expected to affect the investment landscape for some time, so we as investors need to invest and live our lives with these factors as givens.

We believe that by successfully selecting growing companies selling at attractive valuations -- and thinking in terms of years, not weeks and months -- there is money to be made both absolutely and relative to other investment alternatives in this arena. The small-capitalization arena is populated by many companies that meet our criteria, and we are enthusiastic in our pursuit of such investments. Companies with good growth prospects, sound balance sheets, and attractive valuations are what we have in mind. We look forward to doing well for the Portfolio by making sound investment decisions as we identify growing companies selling at what we believe are attractive prices.

Sincerely,

James D. Awad

Awad Asset Management

July 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Calvert Social Small Cap Growth Portfolio of Calvert Variable Series, Inc., should not be confused with the New Vision Small Cap Fund. Performance of the two funds will differ.

Small Cap Growth Portfolio

Statement of Net Assets

June 30, 2004

Equity Securities - 95.2%	Shares	Value
Agricultural Products - 2.0%
Corn Products International, Inc.	8,000	$372,400

Banks - Regional - 4.5%
Capital Crossing Bank *	4,400	245,652
North Fork Bancorp., Inc.	16,100	612,605
		858,257

Communications Equipment - 5.3%
CommScope, Inc.*	46,700	1,001,715

Computers - Peripherals - 0.4%
UNOVA, Inc.*	4,000	81,000

Consumer Finance - 8.0%
MCG Capital Corp.	41,500	638,270
PMI Group, Inc.	20,300	883,456
		1,521,726

Equipment - Semiconductors - 2.5%
Axcelis Technologies, Inc.*	38,500	478,940

Financial - Diversified - 6.5%
Global Signal, Inc.(REIT)	4,000	87,800
Highland Hospitality Corp. (REIT)	61,000	613,050
Quanta Capital Holdings Ltd. *	50,000	537,000
		1,237,850

Healthcare - Drug - Major Pharmaceutical - 8.0%
KV Pharmaceutical Co.*	28,050	647,674
Taro Pharmaceuticals Industries Ltd.*	20,000	870,000
		1,517,674

Healthcare - Medical Products & Supplies - 1.6%
Sola International, Inc.*	17,100	294,633

Homebuilding - 3.6%
Champion Enterprises, Inc.*	74,500	683,910

Investment Banking / Brokerage - 4.0%
Interactive Data Corp.*	43,000	749,060

Publishing - 4.3%
John Wiley & Sons, Inc.	25,400	812,800

Restaurants - 7.4%
Brinker International, Inc.*	21,000	716,520
Ruby Tuesday, Inc.	24,900	683,505
		1,400,025

Retail - Computers & Electronics - 3.4%
Tech Data Corp.*	16,500	645,645

Retail - Department Stores - 4.4%
Stage Stores, Inc.*	22,300	839,818

Equity Securities - Cont'd	Shares	Value
Retail - Specialty - 3.5%
Sonic Automotive, Inc.	14,100	$312,315
United Auto Group, Inc.	11,500	352,475
		664,790

Services - Advertising / Marketing - 4.4%
infoUSA, Inc.*	83,000	841,620

Services - Commercial & Consumer - 19.7%
Brink's Co.	27,700	948,725
NCO Group, Inc.*	33,100	883,439
SOURCECORP, Inc.*	20,200	555,904
StarTek, Inc.	16,700	597,860
Viad Corp.*	27,700	748,177
		3,734,105

Telecommunications - Cell / Wireless - 1.7%
Manitoba Telecom Services, Inc.*	9,490	321,100

Total Equity Securities (Cost $14,822,458)		18,057,068

Total Investments (Cost $14,822,458) - 95.2%		18,057,068
Other assets and liabilities, net - 4.8%		906,943
Net Assets - 100%		$18,964,011

Net Assets Consist Of:
Paid-in capital applicable to 1,158,025 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$17,277,396
Undistributed net investment income (loss)		(46,078)
Accumulated net realized gain (loss) on investments		(1,501,918)
Net unrealized appreciation (depreciation) on investments		3,234,611

Net Assets		$18,964,011

Net Asset Value Per Share		$16.38

*   Non-income producing security.

Abbreviations:

REIT: Real Estate Investment Trust

See notes to financial statements.

Small Cap Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income	$69,188
Interest income	907
Total investment income	70,095

Expenses:
Investment advisory fee	66,447
Transfer agent fees and expenses	8,812
Accounting fees	5,854
Directors' fees and expenses	1,267
Administrative fees	22,151
Custodian fees	6,652
Reports to shareholders	2,187
Professional fees	8,658
Miscellaneous	706
Total expenses	122,734
Fees waived	(4,084)
Fees paid indirectly	(2,477)
Net expenses	116,173

Net Investment Income (Loss)	(46,078)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	1,538,596
Change in unrealized appreciation (depreciation)	(266,117)

Net Realized and Unrealized Gain
(Loss) on Investments	1,272,479

Increase (Decrease) in Net Assets
Resulting From Operations	$1,226,401

See notes to financial statements.

Small Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($46,078)	($45,699)
Net realized gain (loss)	1,538,596	(1,333,929)
Change in unrealized appreciation or (depreciation)	(266,117)	5,759,503

Increase (Decrease) in Net Assets
Resulting From Operations	1,226,401	4,379,875

Distributions to shareholders from:
Net investment income	--	(197,218)
Total distributions	--	(197,218)

Capital share transactions:
Shares sold	4,329,047	6,180,812
Reinvestment of distributions	--	197,218
Shares redeemed	(2,919,281)	(6,236,812)
Total capital share transactions	1,409,766	141,218

Total Increase (Decrease) in Net Assets	2,636,167	4,323,875

Net Assets
Beginning of period	16,327,844	12,003,969
End of period (including net investment loss
of $46,078 and $0, respectively)	$18,964,011	$16,327,844

Capital Share Activity
Shares sold	267,369	471,944
Reinvestment of distributions	--	12,857
Shares redeemed	(182,600)	(499,425)
Total capital share activity	84,769	(14,624)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Social Small Cap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Repurchase Agreements:  The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of .75%, based on the Portfolio's average daily net assets. Under the terms of the agreement, $13,882 was payable at period end.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .25% of the Portfolio's average daily net assets. For the period ended June 30, 2004, CASC waived $4,084 of its fee. Under the terms of the agreement, $3,125 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,809,408  and $6,135,238, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $14,910,084. Net unrealized appreciation aggregated $3,146,985, of which $3,332,090 related to appreciated securities and $185,105 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $1,506,548 and $1,411,091 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2010 and December 2011, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$9,775	1.53%	$593,027	April 2004

Small Cap Growth Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2004	2003	2002
Net asset value, beginning	$15.21	$11.03	$14.80
Income from investment operations
Net investment income (loss)	(.04)	(.04)	.37
Net realized and unrealized gain (loss)	1.21	4.41	(3.71)
Total from investment operations	1.17	4.37	(3.34)
Distributions from
Net investment income	--	(.19)	(.19)
Net realized gains	--	--	(.24)
Total distributions	--	(.19)	(.43)
Total increase (decrease) in net asset value	1.17	4.18	(3.77)
Net asset value, ending	$16.38	$15.21	$11.03

Total return*	7.69%	39.57%	(22.55%)
Ratios to average net assets:
Net investment income (loss)	(.52%) (a)	(.36%)	2.66%
Total expenses	1.39% (a)	1.42%	1.38%
Expenses before offsets	1.34% (a)	1.36%	1.32%
Net expenses	1.31% (a)	1.31%	1.28%
Portfolio turnover	36%	63%	66%
Net assets, ending (in thousands)	$18,964	$16,328	$12,004

		Years Ended
	December 31,	December 31,	December 31,
	2001	2000	1999
Net asset value, beginning	$13.58	$13.27	$11.12
Income from investment operations
Net investment income (loss)	(.06)	(.10)	(.05)
Net realized and unrealized gain (loss)	1.54	.94	2.20
Total from investment operations	1.48	.84	2.15
Distributions from
Net investment income	--	--	**
Net realized gains	(.26)	(.53)	--
Total distributions	(.26)	(.53)	--
Total increase (decrease) in net asset value	1.22	.31	2.15
Net asset value, ending	$14.80	$13.58	$13.27

Total return*	10.86%	6.29%	19.38%
Ratios to average net assets:
Net investment income (loss)	(.52%)	(.86%)	(.51%)
Total expenses	1.39%	1.61%	1.58%
Expenses before offsets	1.39%	1.61%	1.58%
Net expenses	1.22%	1.26%	1.15%
Portfolio turnover	59%	106%	79%
Net assets, ending (in thousands)	$12,603	$7,204	$4,449

  (a)       Annualized.

*          Total return is not annualized for periods less than one year.

**        Distribution was less than .01 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.


Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Variable Series, Inc.

Calvert Income Portfolio

Calvert Variable Series, Inc.

Calvert Income Portfolio

Managed by Calvert Asset Management Company, Inc.

Dear Investor:

Performance

For the six-month period ended June 30, 2004, the CVS Calvert Income Portfolio returned 1.37%, outperforming the benchmark Lehman U.S. Credit Index, which returned -0.27%, as well as the Lipper VA Corporate Debt Funds BBB Rated Average, at 0.17%. In fact, the end of the reporting period marked the fifth straight quarter of outperformance relative to our benchmarks.

Investment Climate

The period was characterized by an improving economy, modestly increasing inflation, widening spreads, and the beginning of a rise in Treasury rates. The bond bear market, which began after the 10-year Treasury bond hit 3.1% in June 2003, continued. On the supply side, we saw lower issuance of bonds, and on the demand side we saw less buying interest. Overall, we saw a consolidated market, with a diminished volume of trading activity. This is not the climate we prefer, but as Portfolio performance suggests, we were well positioned to take advantage of various market and trading opportunities.

Portfolio Strategy

For the reporting period

The Portfolio's outperformance was the result of several factors, the most significant of which was our strategic decision prior to the reporting period to shorten our normal duration. In keeping with our barbell portfolio strategy, we had also positioned the fund to have a higher position in cash equivalents and more higher-yielding, longer-maturity bonds. These strategies contributed substantially to the outperformance of the Portfolio versus its benchmarks.

In addition, we believed the corporate market was too expensively priced in general, so our position in corporates was lighter than normal. Overall, we adjusted the average credit quality of the portfolio to be higher than normal, reflecting our desire to be defensive by not holding overpriced corporate bonds. Having sold some corporates for taxable municipals, we were defensively prepared as spreads widened more for the corporate sector than for the taxable municipal bond sector during the second quarter.

Another contributor to outperformance was our normal trading style. As always, we sold issues and locked in profits where we thought it opportune to do so.

Going forward

We intend to maintain a defensive position, just as we did through the reporting period, for the next six to twelve months. We've begun selling outperforming taxable municipals to buy corporates, starting the reversal of the pattern in evidence at the beginning of the reporting period. We expect to increase duration marginally as yields rise.

CVS Calvert Income Portfolio*

Comparison of change in value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.04)
One year	5.83%
Since Inception (4.30.02)	9.52%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

Outlook

We believe rates can be expected to move higher through 2005, though gradually. Our planning also includes keeping the Portfolio well positioned in the event of a rally in Treasuries, which could be expected to occur in the event of a significant security breach in the U.S.

Sincerely,

Gregory Habeeb	Matt Nottingham, CFA
Senior Portfolio Manager	Portfolio Manager
Calvert Asset Management Company**	Calvert Asset Management Company

July 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

* Calvert Income Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Income Fund of the Calvert Fund. Performance of the two funds will differ.

** See page 14.

Income Portfolio

Schedule of Investments

June 30, 2004

	Principal
Corporate Bonds - 70.0%	Amount	Value
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (callable 12/15/08 @ 100)(e)	$100,000	$97,526
Alcan, Inc., 1.62375%, 12/8/04 (e)(r)	200,000	199,916
Alliant Master Trust, 1.67%, 6/20/06 (e)(r)	500,000	500,000
American Airlines, Inc.:
2.17938%, 9/23/07 (r)	213,096	213,047
3.857%, 7/9/10	488,476	470,886
American President Co., Ltd., 8.00%, 1/15/24	75,000	71,250
ASIF Global Financing Corp.:
1.71875%, 3/14/06 (e)(r)	300,000	300,000
1.44%, 5/30/06 (e)(r)	100,000	99,954
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	100,000	101,961
Atherton Franchisee Loan Funding LLP, 6.72%, 8/15/10 (e)	266,768	259,580
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	450,000	294,845
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	150,000	163,137
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	100,000	103,344
BF Saul REIT, 7.50%, 3/1/14 (callable, 3/1/09 @ 103.75) (e)	200,000	198,000
Brascan Corp.:
8.125%, 12/15/08	250,000	283,093
7.125%, 6/15/12	100,000	108,358
Camp Pendleton & Quantico Military Housing, 5.937%, 10/1/43 (e)	750,000	719,528
Captec Franchise Trust, 6.504%, 5/25/05 (e)	21,264	21,244
Cendant Corp., 4.89%, 8/17/06	100,000	101,398
Chase Funding Mortgage Loan, 4.045%, 5/25/33	200,000	196,202
Chevy Chase Bank FSB, 6.875%, 12/1/13 (callable 12/1/08 @ 103.438)	100,000	100,250
CNL Funding, 7.721%, 8/25/09 (e)	160,018	168,388
Continental Airlines, Inc., 2.26%, 12/6/07 (r)	150,000	149,916
Countrywide Asset-Backed Certificates, 1.79%, 12/25/34 (e)	230,000	230,000
Countrywide Home Loans, Inc., 1.63938%, 6/23/05(e)	100,000	99,989
Daimler-Chrysler North American Holding Corp.:
3.40%, 12/15/04	100,000	100,532
7.40%, 1/20/05	100,000	102,698
2.38625%, 9/26/05 (r)	200,000	199,986
Delta Air Lines, Inc., 1.92%, 1/25/08 (r)	138,443	139,213
Dominion Virginia Power, 7.20%, 11/1/04	100,000	101,584
Doral Financial Corp., 8.50%, 7/8/04	100,000	100,033
E*trade Financial Corp., 8.00%, 6/15/11 (callable 6/15/08 @ 104.00) (e)	150,000	149,063
Echostar Communications Corp., 10.375%, 10/1/07	100,000	107,000
Edison International, Inc., 6.875%, 9/15/04	250,000	252,500
Emigrant Bancorp, Inc., 6.25%, 6/15/14 (e)	100,000	99,682
FedEx Corp., 1.39%, 4/1/05 (e)(r)	1,000,000	1,001,168
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	48,783	48,540
First Republic Bank, 7.75%, 9/15/12	50,000	53,241
Florida Windstorm Underwriting Bonds, 7.125%, 2/25/19 (e)	100,000	112,876
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	200,000	168,594
Ford Motor Co., 8.90%, 1/15/32	400,000	427,004
Ford Motor Credit Co.:
6.70%, 7/16/04	265,000	265,368
7.50%, 3/15/05	200,000	206,518
7.00%, 10/1/13	500,000	504,790
General Motors Acceptance Corp.:
4.15%, 2/7/05	150,000	151,240
2.135%, 5/18/06 (r)	150,000	150,205
8.00%, 11/1/31	250,000	255,750
General Motors Corp.:
8.375%, 7/15/33	100,000	105,211
Step Coupon, 0.0% to 3/15/16, 7.75% thereafter, 3/15/36	200,000	75,142
Global Signal Trust 1, 3.711%, 1/15/34 (e)	148,397	143,096

	Principal
Corporate Bonds - Cont'd	Amount	Value
Golden Securities Corp, 1.40%, 12/2/13 (e)(r)	$150,000	$150,079
Goldman Sachs Group, Inc., 6.345%, 2/15/34	340,000	319,386
Great Lakes Power Inc.:
9.00%, 8/1/04	200,000	200,758
8.30%, 3/1/05	250,000	256,520
Greater Bay Bancorp., 5.25%, 3/31/08	200,000	198,264
HBOS Capital Funding LP, 6.071%, 12/31/49 (e)	100,000	100,576
HCA, Inc.:
6.91%, 6/15/05	300,000	309,387
7.50%, 11/06/33	150,000	147,984
Hertz Corp., 6.35%, 6/15/10	100,000	99,671
IKON Receivables LLC, 1.47875%, 12/15/07 (r)	227,851	227,944
Impac CMB Trust:
1.73%, 11/25/32 (r)	177,123	178,308
1.68%, 11/25/33 (r)	5,104	5,095
1.65%, 12/25/33 (r)	84,120	84,225
Interpool Capital Trust, 9.875%, 2/15/27 (callable 2/15/07 @ 104.94)	500,000	397,500
Jackson National Life Global Funding, 1.22%, 4/20/07 (e)(r)	100,000	99,872
Lennar Corp., 2.13%, 3/19/09 (r)	250,000	251,133
Leucadia National Corp.:
7.00%, 8/15/13 (e)	100,000	98,625
3.75%, 4/15/14 (e)	100,000	98,790
Liberty Mutual Insurance Co., 7.86%, 5/31/13 (e)	1,000,000	1,102,123
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	450,000	11,250
8.30%, 12/1/37 (e)(m)*	100,000	2,500
New Valley Generation I, 7.299%, 3/15/19	436,268	482,181
New Valley Generation V, 4.929%, 1/15/21	89,755	87,206
NYMAGIC, Inc., 6.50%, 3/15/14 (e)	100,000	95,028
Oryx Energy Co., 8.375%, 7/15/04	250,000	250,403
Pacific Gas & Electric Co., 1.81%, 4/3/06 (callable 10/3/04 @ 100)(r)	1,000,000	1,002,560
Parker & Parsley Petrolium Co., 8.875%, 4/15/05	50,000	52,391
Patrons Legacy Partnership, 5.775%, 12/23/63 (e)	500,000	485,825
PF Export Receivables Master Trust, 3.748%, 6/1/13 (e)	100,000	93,805
Post Apartment Homes LP, 6.85%, 3/16/15	100,000	101,911
Roslyn Preferred Trust I, 4.76%, 4/1/32 (callable 4/1/07 @ 100)(e)(r)	100,000	102,500
SLM Corp., 1.12%, 7/25/35 (callable/putable 7/25/07 @ 100, convertible)(e)(r)	250,000	247,788
Sociedad Concesionaria, 6.223%, 12/15/26 (e)	200,000	195,204
Sovereign Bank Lease Pass Through, 12.18%, 6/30/20 (e)	297,944	435,403
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	170,000	168,409
TIERS Trust:
6.664%, 9/15/13 (e)	35,943	38,525
8.45%, 12/1/17 (n)*	219,620	6,589
7.697%, 4/15/18 (e)	97,995	96,486
Zero Coupon, 10/15/97 (e)	1,000,000	47,747
Toll Road Investment Partnership II Zero Coupon Bonds, 2/15/26 (e)	325,000	74,975
Tyco International Group SA:
5.875%, 11/1/04	500,000	506,250
6.00%, 11/15/13 (e)	100,000	102,801
Tyco International Ltd., 4.436%, 6/15/07 (e)	250,000	251,103
Unisys Corp., 6.875%, 3/15/10	25,000	25,750
United Energy Ltd, 6.00%, 11/1/05 (e)	200,000	207,272
Valmont Industries, Inc., 6.875%, 5/1/14 (callable 5/1/09 @ 103.44) (e)	100,000	98,000
William Street Funding Corp., 1.46875%, 4/23/06 (e)(r)	250,000	250,245
World Financial Network Credit Card Master Note Trust, 1.60875%, 5/15/12 (r)	100,000	100,533
Xerox Corp., 7.15%, 8/1/04	50,000	50,125

Total Corporate Bonds (Cost $20,991,692)		20,269,851

	Principal
Taxable Municipal Obligations - 7.2%	Amount	Value
Alameda California Corridor Transportation Authority Zero Coupon Revenue Bonds, 10/1/27	$1,500,000	$347,445
Denver Colorado City & County COPs, Zero Coupon, 12/15/16	500,000	241,250
New Jersey Economic Development Authority Revenue, Zero Coupon Notes, 2/15/24	200,000	60,010
New York Niagra Falls Water & Sewage System Revenue Bonds, 5.03%, 7/15/13	50,000	49,261
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	98,488
Orange County California Pension Obligation Notes, Zero Coupon, 9/1/16	236,000	115,524
Oregon School Boards Association Pension Funding GO Bonds:
Zero Coupon, 6/30/16	200,000	100,238
Zero Coupon, 6/30/23	100,000	30,745
5.528, 6/30/28	50,000	47,926
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	100,000	90,492
Philadelphia Pennsylvania IDA Zero Coupon Notes, 4/15/21	650,000	231,790
San Bernardino County California Finance Authority Pension Obligation Revenue Bonds,
Zero Coupon, 8/1/15	251,000	134,408
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	200,000	198,010
Westmoreland County Pennsylvania GO Revenue Bonds, 6.25%, 5/15/13	315,000	339,620

Total Taxable Municipal Obligations (Cost $2,099,864)		2,085,207

U.S. Government Agencies and Instrumentalities - 10.7%
Federal Home Loan Bank:
2.25%, 3/28/07	500,000	497,542
2.10%, 4/30/07	200,000	198,670
Federal Home Loan Bank Discount Notes, 7/1/04	2,200,000	2,200,000
Freddie Mac, 2.25%, 3/24/08 (callable 3/24/05 @ 100)	200,000	197,756

Total U.S. Government Agencies and Instrumentalities (Cost $3,100,000)		3,093,968

U.S. Treasury - 4.5%
U.S. Treasury Bonds, 5.375%, 2/15/31	423,000	426,634
U.S. Treasury Notes, 4.75%, 5/15/14	865,000	874,056

Total U.S. Treasury ($1,283,391)		1,300,690

Equity Securities- 3.4%	Shares	Value
Conseco, Inc.*	2,600	$70,070
First Republic Capital Corp., (Preferred)(e)	300	315,000
Ford Motor Co. Capital Trust II (Preferred)	1,000	54,760
Manitoba Telecom Services, Inc. (Class B)	1,981	67,028
RC Trust I, (Preferred)	250,000	267,813
Richmond County Capital Corp. (Preferred)(e)	1,000	100,406
Roslyn Real Estate Asset Corp. (Preferred)	1,000	102,031

Total Equity Securities (Cost $940,566)		977,108

TOTAL INVESTMENTS (Cost $28,415,513) - 95.8%		27,726,824
Other assets and liabilities, net - 4.2%		1,209,957
Net Assets - 100%		$28,936,781

(e)        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June and July 2004. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June and July 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)        Adjustable rate security.

Abbreviations:

GO: General Obligation

IDA: Industrial Development Authority

REIT: Real Estate Investment Trust

VRDN: Variable Rate Demand Note

See notes to financial statements.

Income Portfolio

Statement of Assets and Liabilities

June 30, 2004

Assets
Investments in securities, at value (Cost $28,415,513) - See accompanying schedule	$27,726,824
Cash	349,818
Receivable for securities sold	1,213,465
Receivable for shares sold	11,234
Interest and dividends receivable	313,687
Other assets	131
Total assets	29,615,159

Liabilities
Payable for securities purchased	641,605
Payable for shares redeemed	141
Payable to Calvert Asset Management Company, Inc.	14,584
Payable to Calvert Administrative Services Company	6,989
Payable to Calvert Shareholder Services, Inc.	264
Accrued expenses and other liabilities	14,795
Total liabilities	678,378
Net assets	$28,936,781

Net Assets Consist Of:
Paid-in capital applicable to 1,778,025 shares of
common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized	$27,831,218
Undistributed net investment income	519,062
Accumulated net realized gain (loss) on investments	1,275,190
Net unrealized appreciation (depreciation) on investments	(688,689)

Net Assets	$28,936,781

Net Asset Value Per Share	$16.27

See notes to financial statements.

Income Portfolio

Statement of Operations

Six Months ended June 30, 2004

Net Investment Income
Investment Income:
Interest income	$488,994
Dividend income (net of foreign taxes withheld of $150)	14,297
Total investment income	503,291

Expenses:
Investment advisory fee	53,868
Transfer agency fees and expenses	3,951
Directors' fees and expenses	1,371
Administrative fees	40,401
Accounting fees	7,420
Custodian fees	24,349
Reports to shareholders	1,843
Professional fees	9,623
Miscellaneous	212
Total expenses	143,038
Reimbursement from Advisor	(8,206)
Fees paid indirectly	(2,854)
Net expenses	131,978

Net Investment Income	371,313

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	463,726
Foreign currency transactions	196
463,922

Change in unrealized appreciation (depreciation) on:
Investments	(537,602)
Assets and liabilities denominated in foreign currencies	(186)
(537,788)

Net Realized and Unrealized Gain (Loss)	(73,866)

Increase (Decrease) in Net Assets
Resulting From Operations	$297,447

See notes to financial statements.

Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$371,313	$685,255
Net realized gain (loss)	463,922	1,672,992
Change in unrealized appreciation or (depreciation)	(537,788)	(26,112)

Increase (Decrease) in Net Assets
Resulting From Operations	297,447	2,332,135

Distributions to shareholders from:
Net investment income	--	(777,495)
Net realized gain	--	(1,078,872)
Total distributions	--	(1,856,367)

Capital share transactions:
Shares sold	7,047,825	9,294,996
Reinvestment of distribution	--	1,856,367
Shares redeemed	(1,980,523)	(3,237,945)
Total capital share transactions	5,067,302	7,913,418

Total Increase (Decrease) in Net Assets	5,364,749	8,389,186

Net Assets
Beginning of period	23,572,032	15,182,846
End of period (including undistributed net investment
income of $519,062 and $147,749, respectively)	$28,936,781	$23,572,032

Capital Share Activity
Shares sold	431,200	569,093
Reinvestment of distributions	--	115,734
Shares redeemed	(121,638)	(198,524)
Total capital share activity	309,562	486,303

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Income Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The Portfolio commenced operations on April 30, 2002. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Repurchase Agreements:  The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of .40%, of the Portfolio's average daily net assets.

The Advisor has agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is ..98%. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .30% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $1,637 for the six months ended June 30, 2004. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor receives a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the year, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $52,657,335 and $47,436,639, respectively. U.S. Government security purchases and sales were $36,364,615 and $36,385,137, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $28,417,676. Net unrealized depreciation aggregated $690,852, of which $166,160 related to appreciated securities and $857,012 related to depreciated securities.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically, short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions were made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2004, there were no transactions.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004.  For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$26,490	1.54%	$1,223,932	April 2004

Income Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2004	2003	2002**
Net asset value, beginning	$16.05	$15.46	$15.00
Income from investment operations
Net investment income	.19	.44	.58
Net realized and unrealized gain (loss)	.03	1.52	.41
Total from investment operations	.22	1.96	.99
Distributions from:
Net investment income	--	(.57)	(.26)
Net realized and unrealized gain (loss)	--	(.80)	(.27)
Total distributions	--	(1.37)	(.53)
Total increase (decrease) in net asset value	.22	.59	.46
Net asset value, ending	$16.27	$16.05	$15.46

Total return*	1.37%	12.70%	6.62%
Ratios to average net assets:
Net investment income (loss)	2.76% (a)	3.54%	5.14% (a)
Total expenses	1.06% (a)	1.04%	1.06% (a)
Expenses before offsets	1.00% (a)	1.02%	1.00% (a)
Net expenses	.98% (a)	.98%	.98% (a)
Portfolio turnover	378%	1,636%	788%
Net assets, ending (in thousands)	$28,937	$23,572	$15,183

(a)        Annualized.

*          Total return is not annualized for periods less than one year.

**        From inception April 30, 2002.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov

SENIOR PORTFOLIO MANAGER INFORMATION TABLE

Name: Gregory Habeeb

Position: Senior Vice President and Head of the Taxable Bond Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Habeeb is the senior member of the CAMCO Taxable Bond Division portfolio management team and oversees all investment management decisions and operations for Calvert's taxable bond funds. He received a BS in mathematics from MIT and an MS in mathematics from NYU's Courant Institute of Mathematical Sciences. He has 23 years of experience in the financial services industry, including nine years on Wall Street as an analyst and trader.


Ameritas

Core Strategies

Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Core Strategies Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Statement of Net Assets
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Notes to Financial Statements
11	Financial Highlights
12	Explanation of Financial Tables
13	Proxy Voting Disclosure

Core Strategies Portfolio

Statement of net Assets

June 30, 2004

Equity Securities - 99.4%	Shares	Value
Airlines - 2.4%
Southwest Airlines Co.	96,333	$1,615,505

Banks - Major Regional - 4.6%
Bank of New York Co., Inc.	71,700	2,113,716
Wells Fargo & Co.	17,700	1,012,971
		3,126,687

Banks - Regional - 2.1%
Lloyds TSB Group plc (ADR)	45,100	1,437,788

Biotechnology - 2.1%
Genzyme Corp. - General Division*	29,800	1,410,434

Broadcast - Television, Radio, & Cable - 4.0%
Comcast Corp. (Special Class A)*	48,800	1,347,368
InterActiveCorp*	45,200	1,362,328
		2,709,696

Communications Equipment - 2.6%
DIRECTV Group, Inc.*	103,231	1,765,250

Computers - Hardware - 2.6%
Hewlett-Packard Co.	84,501	1,782,971

Computers - Peripherals - 0.0%
Seagate Technology, Inc. (Escrow)*	3,390	--

Computers - Software & Services - 5.8%
Affiliated Computer Services, Inc.*	25,800	1,365,852
Eclipsys Corp.*	66,800	1,019,368
Electronic Arts, Inc.*	29,200	1,592,860
		3,978,080

Consumer - Jewelry, Novelty, & Gifts - 1.7%
American Greetings Corp.*	51,000	1,182,180

Electric Companies - 2.8%
Dominion Resources, Inc.	30,700	1,936,556

Electronics - Semiconductors - 1.0%
Texas Instruments, Inc.	29,400	710,892

Entertainment - 4.5%
Fox Entertainment Group, Inc.*	52,600	1,404,420
Time Warner, Inc.*	95,600	1,680,648
		3,085,068

Financial - Diversified - 7.3%
Boston Properties, Inc. (REIT)	9,100	455,728
Citigroup, Inc.	43,300	2,013,450
Fannie Mae	35,115	2,505,806
		4,974,984

Equity Securities - Cont'd	Shares	Value
Healthcare - Drug - Major Pharmaceutical - 2.9%
Pfizer, Inc.	58,300	$1,998,524

Healthcare - Hospital Management - 2.5%
Health Management Associates, Inc.	76,300	1,710,646

Healthcare - Managed Care - 4.0%
Anthem, Inc.*	15,900	1,424,004
UnitedHealth Group, Inc.	21,100	1,313,475
		2,737,479

Healthcare - Medical Products & Supplies - 1.6%
Guidant Corp.	19,200	1,072,896

Household Products - Non-Durable - 2.0%
Colgate-Palmolive Co.	23,500	1,373,575

Insurance - Life & Health - 2.7%
Lincoln National Corp.	38,600	1,823,850

Insurance - Multi-Line - 0.4%
American International Group, Inc.	3,400	242,352

Insurance - Property & Casualty - 3.0%
St. Paul Co.'s, Inc.	51,000	2,067,540

Insurance Brokers - 3.1%
AON Corp.	75,600	2,152,332

Investment Banking / Brokerage - 1.7%
E*trade Financial Corp.*	106,400	1,186,360

Investment Management - 2.1%
T. Rowe Price Group, Inc.	28,100	1,416,240

Machinery - Diversified - 2.5%
Deere & Co.	24,300	1,704,402

Oil - International Integrated - 3.6%
Exxon Mobil Corp.	56,100	2,491,401

Oil & Gas - Exploration & Production - 3.3%
Unocal Corp.	59,400	2,257,200

Paper & Forest Products - 0.5%
Smurfit-Stone Container Corp.*	18,600	371,070

Railroads - 2.3%
Union Pacific Corp.	27,000	1,605,150

Retail - Building Supplies - 2.7%
Lowe's Co.'s, Inc.	35,000	1,839,250

Retail - Drug Stores - 2.2%
Caremark Rx, Inc.*	46,900	1,544,886

Retail - General Merchandise - 2.6%
Target Corp.	41,600	1,766,752

Equity Securities - Cont'd	Shares	Value
Retail - Specialty - 0.6%
Linens 'N Things, Inc.*	14,800	$433,788

Services - Advertising / Marketing - 1.0%
DoubleClick, Inc.*	87,400	679,098

Services - Commercial & Consumer - 1.0%
FTI Consulting, Inc.*	41,700	688,050

Telecommunications - Cell / Wireless - 4.4%
Nextel Communications, Inc.*	63,000	1,679,580
NII Holdings, Inc. (Class B)*	40,000	1,347,600
		3,027,180

Telephone - 3.2%
Alltel Corp.	43,600	2,207,032

Total Equity Securities (Cost $65,419,933)		68,113,144

Total Investments (Cost $65,419,933) - 99.4%		68,113,144
Other assets and liabilities, net - 0.6%		437,535
Net Assets - 100%		$68,550,679

Net Assets Consist of:
Paid-in capital applicable to 4,407,564 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$88,091,799
Undistributed net investment income		243,781
Accumulated net realized gain (loss) on investments		(22,479,621)
Net unrealized appreciation (depreciation) on investments and assets and liabilities
denominated in foreign currencies		2,694,720

Net Assets		$68,550,679

Net Asset Value Per Share		$15.55

Abberviations:

ADR: American Depository Receipt

REIT: Real Estate Investment Trust

* Non-income producing security.

See notes to financial statements.

Core Strategies Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $8,426)	$562,024
Total investment income	562,024

Expenses:
Investment advisory fee	264,009
Transfer agent fees and expenses	5,672
Accounting fees	11,279
Directors' fees and expenses	4,462
Administrative fees	24,863
Custodian fees	8,162
Reports to shareholders	35,206
Professional fees	9,929
Miscellaneous	1,318
Total expenses	364,900
Reimbursement from Advisor	(24,240)
Fees paid indirectly	(6,249)
Net expenses	334,411

Net Investment Income	227,613

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	1,422,204

Change in unrealized appreciation (depreciation) on:
Investments and foreign currency	(1,166,482)
Assets and liabilities denominated in foreign currencies	(121)
(1,166,603)

Net Realized and Unrealized Gain
(Loss) on Investments	255,601

Increase (Decrease) in Net Assets
Resulting From Operations	$483,214

See notes to financial statements.

Core Strategies Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$227,613	($44,134)
Net realized gain (loss)	1,422,204	3,482,945
Change in unrealized appreciation (depreciation)	(1,166,603)	6,909,171

Increase (Decrease) in Net Assets
Resulting From Operations	483,214	10,347,982

Capital share transactions:
Shares sold	2,085,541	6,951,811
Shares issued from merger (See Note A)	--	69,502,015
Shares redeemed	(5,339,983)	(46,146,488)
Total capital share transactions	(3,254,442)	30,307,338

Total Increase (Decrease) in Net Assets	(2,771,228)	40,655,320

Net Assets
Beginning of period	71,321,907	30,666,587
End of period (including undistributed net investment
income of $243,781 and $16,168, respectively)	$68,550,679	$71,321,907

Capital Share Activity
Shares sold	132,894	508,275
Shares issued from merger (See Note A)	--	4,699,300
Shares redeemed	(344,654)	(3,201,921)
Total capital share activity	(211,760)	2,005,654

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Core Strategies Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio began operations on October 31, 2003. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

On October 31, 2003, the Portfolio acquired substantially all the net assets of Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio, pursuant to the Agreement and Plan of Reorganization.  The acquisition was accomplished by a transfer of all the assets and assumption of certain liabilities of Ameritas Emerging Growth Portfolio (valued at $34,858,876), Ameritas Research Portfolio (valued at $17,252,214), and Ameritas Growth With Income Portfolio (valued at $17,390,925) to the Portfolio.  Following the transfer, 2,357,168,  1,166,504, and 1,175,628 shares of the Portfolio were distributed to shareholders in liquidation of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio, respectively.  The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the portfolios or their shareholders.  The Ameritas Research Portfolio's and Ameritas Growth With Income Portfolio's net assets at the date of the acquisition, including $290,126 and ($533) of unrealized appreciation (depreciation), respectively, and $10,256,364 and $7,248,427 of accumulated net realized loss, respectively, were combined with those of the Ameritas Emerging Growth Portfolio.

The Ameritas Emerging Growth Portfolio (inception November 1, 1999) constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.  Its operations are combined with that of the Portfolio's since the Portfolio's inception in presenting the Portfolio's Statement of Operations, Statements of Changes in Net Assets, and Financial Highlights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U. S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolios. For its services, the Advisor receives an annual fee, payable monthly, of 0.75% of the Portfolio's average daily net assets. Under the terms of the agreement, $46,972 was payable at period end.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000. Under the terms of the agreement, $4,098 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $21,143,316 and $22,870,758, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $65,713,837. Net unrealized appreciation aggregated $2,399,307, of which $3,986,305 related to appreciated securities and $1,586,998 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $3,548,920, $19,685,655, and $251,543 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2009, December 2010, and December 2011, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$3,553	1.53%	$180,610	June 2004

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Core Strategies Portfolio	2004	2003	2002
Net asset value, beginning	$15.44	$11.73	$17.86
Income from investment operations
Net investment income (loss)	.05	(.01)	(.07)
Net realized and unrealized gain (loss)	.06	3.72	(6.06)
Total from investment operations	.11	3.71	(6.13)
Total increase (decrease) in net asset value	.11	3.71	(6.13)
Net asset value, ending	$15.55	$15.44	$11.73

Total return*	.71%	31.63%	(34.32%)
Ratios to average net assets:
Net investment income (loss)	.65% (a)	(.12%)	(.40%)
Total expenses	1.04% (a)	1.42%	1.35%
Expenses before offsets	.97% (a)	.96%	.95%
Net expenses	.95% (a)	.95%	.95%
Portfolio turnover	30%	92%	104%
Net assets, ending (in thousands)	$68,551	$71,322	$30,667

		Periods Ended
	December 31,	December 31,	December 31,
Core Strategies Portfolio	2001	2000	1999(z)
Net asset value, beginning	$29.75	$37.86	$25.82
Income from investment operations
Net investment income (loss)	(.06)	(.09)	(.02)
Net realized and unrealized gain (loss)	(10.53)	(7.32)	12.06
Total from investment operations	(10.59)	(7.41)	12.04
Distributions from
Net realized gains	(1.30)	(.70)	--
Total increase (decrease) in net asset value	(11.89)	(8.11)	12.04
Net asset value, ending	$17.86	$29.75	$37.86

Total return*	(35.65%)	(19.61%)	46.63%
Ratios to average net assets:
Net investment income (loss)	(.27%)	(.26%)	(.45%) (a)
Total expenses	1.21%	.97%	.98% (a)
Expenses before offsets	.96%	.89%	.86% (a)
Net expenses	.95%	.86%	.85% (a)
Portfolio turnover	265%	213%	18%
Net assets, ending (in thousands)	$60,662	$113,563	$128,040

(a) Annualized.

(z) From November 1, 1999 inception.

* Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov.


Ameritas

Growth

Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Growth Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Statement of Net Assets
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Notes to Financial Statements
11	Financial Highlights
12	Explanation of Financial Tables
13	Proxy Voting Disclosure

Growth Portfolio

Statement of net Assets

June 30, 2004

Equity Securities - 99.9%	Shares	Value
Beverages - Alcoholic - 2.2%
Anheuser-Busch Co.'s, Inc.	35,900	$1,938,600

Biotechnology - 5.3%
Biogen Idec, Inc.*	36,200	2,289,650
Genentech, Inc.*	17,400	977,880
ImClone Systems, Inc.*	8,500	729,215
Millennium Pharmaceuticals, Inc.*	56,100	774,180
		4,770,925

Broadcast - Television, Radio, & Cable - 3.9%
Comcast Corp.*	46,900	1,294,909
XM Satellite Radio Holdings, Inc.*	81,150	2,214,584
		3,509,493

Chemicals - 1.2%
Dow Chemical Co.	27,000	1,098,900

Computers - Networking - 3.2%
Cisco Systems, Inc.*	120,350	2,852,295

Computers - Peripherals - 0.7%
EMC Corp.*	51,650	588,810

Computers - Software & Services - 14.5%
eBay, Inc.*	29,350	2,698,732
Microsoft Corp.	132,750	3,791,340
Oracle Corp.*	142,300	1,697,639
Veritas Software Corp.*	42,450	1,175,865
Yahoo!, Inc.*	98,600	3,582,138
		12,945,714

Diversified Industrials - 5.7%
General Electric Co.	56,150	1,819,260
Tyco International Ltd.	98,600	3,267,604
		5,086,864

Electronics - Semiconductors - 9.3%
Advanced Micro Devices, Inc.*	64,900	1,031,910
Altera Corp.*	80,200	1,782,044
Analog Devices, Inc.	33,300	1,567,764
Broadcom Corp.*	25,900	1,211,343
Linear Technology Corp.	58,000	2,289,260
Maxim Integrated Products, Inc.	8,800	461,296
		8,343,617

Entertainment - 3.2%
NetFlix, Inc.*	62,000	2,228,900
Viacom, Inc. (Class B)	16,700	596,524
		2,825,424

Equipment - Semiconductors - 6.2%
Applied Materials, Inc.*	167,250	3,281,445
Teradyne, Inc.*	100,100	2,272,270
		5,553,715

Growth Portfolio

Statement of net Assets

June 30, 2004

Equity Securities - 99.9%	Shares	Value
Beverages - Alcoholic - 2.2%
Anheuser-Busch Co.'s, Inc.	35,900	$1,938,600

Biotechnology - 5.3%
Biogen Idec, Inc.*	36,200	2,289,650
Genentech, Inc.*	17,400	977,880
ImClone Systems, Inc.*	8,500	729,215
Millennium Pharmaceuticals, Inc.*	56,100	774,180
		4,770,925

Broadcast - Television, Radio, & Cable - 3.9%
Comcast Corp.*	46,900	1,294,909
XM Satellite Radio Holdings, Inc.*	81,150	2,214,584
		3,509,493

Chemicals - 1.2%
Dow Chemical Co.	27,000	1,098,900

Computers - Networking - 3.2%
Cisco Systems, Inc.*	120,350	2,852,295

Computers - Peripherals - 0.7%
EMC Corp.*	51,650	588,810

Computers - Software & Services - 14.5%
eBay, Inc.*	29,350	2,698,732
Microsoft Corp.	132,750	3,791,340
Oracle Corp.*	142,300	1,697,639
Veritas Software Corp.*	42,450	1,175,865
Yahoo!, Inc.*	98,600	3,582,138
		12,945,714

Diversified Industrials - 5.7%
General Electric Co.	56,150	1,819,260
Tyco International Ltd.	98,600	3,267,604
		5,086,864

Electronics - Semiconductors - 9.3%
Advanced Micro Devices, Inc.*	64,900	1,031,910
Altera Corp.*	80,200	1,782,044
Analog Devices, Inc.	33,300	1,567,764
Broadcom Corp.*	25,900	1,211,343
Linear Technology Corp.	58,000	2,289,260
Maxim Integrated Products, Inc.	8,800	461,296
		8,343,617

Entertainment - 3.2%
NetFlix, Inc.*	62,000	2,228,900
Viacom, Inc. (Class B)	16,700	596,524
		2,825,424

Equipment - Semiconductors - 6.2%
Applied Materials, Inc.*	167,250	3,281,445
Teradyne, Inc.*	100,100	2,272,270
		5,553,715

Equity Securities - Cont'd	Shares	Value
Financial - Diversified - 1.5%
American Express Co.	25,950	$1,333,311

Footwear - 0.7%
Nike, Inc. (Class B)	8,500	$643,875

Healthcare - Diversified - 0.9%
Abbott Laboratories, Inc.	20,300	827,428

Healthcare - Drug - Major Pharmaceutical - 4.7%
Pfizer, Inc.	99,300	3,404,004
Teva Pharmaceutical Industries Ltd (ADR)	12,300	827,667
		4,231,671

Healthcare - Hospital Management - 2.2%
HCA, Inc.	48,300	2,008,797

Healthcare - Managed Care - 3.7%
Aetna, Inc.	17,800	1,513,000
Anthem, Inc.*	10,400	931,424
PacifiCare Health Systems, Inc.*	23,400	904,644
		3,349,068

Healthcare - Medical Products & Supplies - 3.8%
Boston Scientific Corp.*	38,800	1,660,640
Medtronic, Inc.	30,450	1,483,524
Stryker Corp.	4,100	225,500
		3,369,664

Housewares - 1.2%
Fortune Brands, Inc.	14,500	1,093,735

Insurance - Life & Health - 1.5%
Aflac, Inc.	32,400	1,322,244

Insurance - Multi-Line - 1.7%
American International Group, Inc.	21,100	1,504,008

Investment Management - 1.8%
Affiliated Managers Group, Inc.*	8,975	452,071
T. Rowe Price Group, Inc.	22,900	1,154,160
		1,606,231

Lodging - Hotels - 5.1%
Carnival Corp.	19,600	921,200
Royal Caribbean Cruises Ltd.	42,900	1,862,289
Starwood Hotels & Resorts Worldwide, Inc.	40,000	1,794,000
		4,577,489

Oil & Gas - Exploration & Production - 1.6%
Devon Energy Corp.	14,275	942,150
EOG Resources, Inc.	7,400	441,854
		1,384,004

Publishing - Newspapers - 0.7%
Gannett Co., Inc.	7,850	666,073

Retail - Building Supplies - 0.5%
Home Depot, Inc.	13,300	468,160

Equity Securities - Cont'd	Shares	Value
Retail - Drug Stores - 2.7%
Caremark Rx, Inc.*	46,200	$1,521,828
CVS Corp.	20,700	869,814
		2,391,642

Retail - General Merchandise - 4.8%
Target Corp.	56,950	2,418,666
Wal-Mart Stores, Inc.	35,300	1,862,428
		4,281,094

Retail - Specialty - 0.8%
Bed Bath & Beyond, Inc.*	17,500	672,875

Services - Data Processing - 4.6%
Automatic Data Processing, Inc.	60,300	2,525,364
First Data Corp.	35,100	1,562,652
		4,088,016

Total Equity Securities (Cost $81,330,634)		89,333,742

Total Investments (Cost $81,330,634) - 99.9%		89,333,742
Other assets and liabilities, net - 0.1%		93,196
Net Assets - 100%		$89,426,938

Net Assets Consist of:
Par value and paid-in capital applicable to 2,003,288 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$128,828,466
Undistributed net investment income (loss)		(163,374)
Accumulated net realized gain (loss) on investments		(47,241,262)
Net unrealized appreciation (depreciation) on investments		8,003,108

Net Assets		$89,426,938

Net Asset Value Per Share		$44.64

Abbreviations:

ADR: American Depository Receipt

* Non-income producing security.

See notes to financial statements.

Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $4,565)	$232,510
Interest income	4,280
Total investment income	236,790

Expenses:
Investment advisory fee	337,217
Transfer agent fees and expenses	6,687
Accounting fees	13,919
Directors' fees and expenses	4,688
Administrative fees	24,863
Custodian fees	15,349
Reports to shareholders	30,460
Professional fees	9,502
Miscellaneous	1,180
Total expenses	443,865
Reimbursement from Advisor	(42,786)
Fees paid indirectly	(915)
Net expenses	400,164

Net Investment Income (Loss)	(163,374)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	9,525,434
Change in unrealized appreciation (depreciation)	(6,769,684)

Net Realized and Unrealized Gain
(Loss) on Investments	2,755,750

Increase (Decrease) in Net Assets
Resulting From Operations	$2,592,376

See notes to financial statements.

Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($163,374)	($74,114)
Net realized gain (loss)	9,525,434	9,042,583
Change in unrealized appreciation (depreciation)	(6,769,684)	14,933,654

Increase (Decrease) in Net Assets
Resulting From Operations	2,592,376	23,902,123

Capital share transactions:
Shares sold	1,984,756	8,348,458
Shares redeemed	(5,610,428)	(13,419,579)
Total capital share transactions	(3,625,672)	(5,071,121)

Total Increase (Decrease) in Net Assets	(1,033,296)	18,831,002

Net Assets
Beginning of period	90,460,234	71,629,232
End of period (including net investment
loss of $163,374 and $0, respectively)	$89,426,938	$90,460,234

Capital Share Activity
Shares sold	44,790	228,437
Shares redeemed	(127,735)	(380,383)
Total capital share activity	(82,945)	(151,946)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of 0.75% of the Portfolio's average daily net assets. Under the terms of the agreement, $57,748 was payable at period end.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is 0.89%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000 per Portfolio. Under the terms of the agreement, $4,098 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolios. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $83,521,276 and $87,600,017, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $81,561,005. Net unrealized appreciation aggregated $7,772,737, of which $9,923,125 related to appreciated securities and $2,150,388 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $24,697,236 and $31,522,956 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2009 and December 2010, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no borrowings outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowings by the Portfolio under the Agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$25,231	1.57%	$558,226	February 2004

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Growth Portfolio	2004	2003	2002
Net asset value, beginning	$43.36	$32.00	$47.95
Income from investment operations
Net investment income (loss)	(.08)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.36	11.40	(15.92)
Total from investment operations	1.28	11.36	(15.95)
Total increase (decrease) in net asset value	1.28	11.36	(15.95)
Net asset value, ending	$44.64	$43.36	$32.00

Total return*	2.95%	35.50%	(33.26%)
Ratios to average net assets:
Net investment income (loss)	(.36%) (a)	(.09%)	(.07%)
Total expenses	.99% (a)	.94%	.94%
Expenses before offsets	.89% (a)	.89%	.89%
Net expenses	.89% (a)	.89%	.89%
Portfolio turnover	93%	168%	239%
Net assets, ending (in thousands)	$89,427	$90,460	$71,629

		Periods Ended
	December 31,	December 31,	December 31,
Growth Portfolio	2001	2000	1999(z)
Net asset value, beginning	$54.86	$64.83	$56.04
Income from investment operations
Net investment income	(.04)	.04	.01
Net realized and unrealized gain (loss)	(6.60)	(9.99)	8.79
Total from investment operations	(6.64)	(9.95)	8.80
Distributions from
Net investment income	(.02)	(.02)	(.01)
Net realized gains	(.25)	--	--
Total distributions	(.27)	(.02)	(.01)
Total increase (decrease) in net asset value	(6.91)	(9.97)	8.79
Net asset value, ending	$47.95	$54.86	$64.83

Total return*	(12.11%)	(15.35%)	15.70%
Ratios to average net assets:
Net investment income	(.09%)	.05%	.12% (a)
Total expenses	.90%	.87%	.90% (a)
Expenses before offsets	.90%	.82%	.79% (a)
Net expenses	.89%	.80%	.79% (a)
Portfolio turnover	84%	99%	18%
Net assets, ending (in thousands)	$132,756	$172,694	$197,953

(a) Annualized.

(z) From November 1, 1999 inception.

* Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov.


Ameritas

Income & Growth

Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

JUNE 30, 2004

Ameritas Income & Growth Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Statement of Net Assets
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Notes to Financial Statements
10	Financial Highlights
11	Explanation of Financial Tables
12	Proxy Voting Disclosure

Income & Growth Portfolio

Statement of Net Assets

June 30, 2004

Equity Securities - 98.5%	Shares	Value
Biotechnology - 1.5%
Amgen, Inc.*	12,900	$703,953

Broadcast - Television, Radio, & Cable - 1.0%
XM Satellite Radio Holdings, Inc.*	17,150	468,024

Communications Equipment - 0.8%
Corning, Inc.*	28,000	365,680

Computers - Hardware - 1.0%
Hewlett-Packard Co.	23,250	490,575

Computers - Networking - 2.5%
Cisco Systems, Inc.*	48,500	1,149,450

Computers - Software & Services - 9.8%
eBay, Inc.*	18,350	1,687,283
Microsoft Corp.	53,100	1,516,536
PalmSource, Inc.*	18,700	320,518
Yahoo!, Inc.*	29,700	1,079,001
		4,603,338

Consumer Finance - 0.9%
First Marblehead Corp.*	9,300	374,418

Diversified Industrials - 7.5%
General Electric Co.	49,825	1,614,330
Tyco International Ltd.	57,550	1,907,207
		3,521,537

Electrical Equipment - 2.1%
Rockwell Automation, Inc.	26,500	994,015

Electronics - Semiconductors - 5.2%
Altera Corp.*	31,900	708,818
Analog Devices, Inc.	13,900	654,412
Intel Corp.	29,700	819,720
Texas Instruments, Inc.	11,000	265,980
		2,448,930

Entertainment - 5.4%
NetFlix, Inc.*	16,650	598,567
Viacom, Inc. (Class B)	15,200	542,944
Walt Disney Co.	54,000	1,376,460
		2,517,971

Equipment - Semiconductors - 2.3%
Applied Materials, Inc.*	28,100	551,322
Teradyne, Inc.*	23,250	527,775
		1,079,097

Financial - Diversified - 2.5%
Citigroup, Inc.	24,900	1,157,850

Equity Securities - Cont'd	Shares	Value
Gaming, Lottery, & Parimutuel - 3.4%
Mandalay Resort Group	15,200	$1,043,328
Multimedia Games, Inc.*	19,800	531,036
		1,574,364

Healthcare - Diversified - 3.4%
Bristol-Myers Squibb Co.	25,300	619,850
Johnson & Johnson	17,400	969,180
		1,589,030

Healthcare - Drug - Major Pharmaceutical - 4.4%
Merck & Co., Inc.	12,100	574,750
Pfizer, Inc.	43,103	1,477,571
		2,052,321

Healthcare - Hospital Management - 1.0%
HCA, Inc.	11,300	469,967

Healthcare - Medical Products & Supplies - 5.2%
Boston Scientific Corp.*	17,100	731,880
Guidant Corp.	9,550	533,654
Inamed Corp.*	9,500	597,075
Stryker Corp.	10,250	563,750
		2,426,359

Household Products - Non-Durable - 1.2%
Kimberly-Clark Corp.	8,750	576,450

Insurance - Life & Health - 2.0%
Aflac, Inc.	23,200	946,792

Insurance - Multi-Line - 2.0%
American International Group, Inc.	13,050	930,204

Insurance - Property & Casualty - 2.3%
MGIC Investment Corp.	14,500	1,099,970

Investment Management - 2.4%
T. Rowe Price Group, Inc.	22,000	1,108,800

Lodging - Hotels - 6.7%
Carnival Corp.	22,600	1,062,200
Royal Caribbean Cruises Ltd.	23,600	1,024,476
Starwood Hotels & Resorts Worldwide, Inc.	22,900	1,027,065
		3,113,741

Machinery - Diversified - 2.6%
Dover Corp.	28,750	1,210,375

Manufacturing - Diversified - 3.5%
Biogen Idec, Inc.*	10,600	670,450
United Technologies Corp.	10,450	955,966
		1,626,416

Oil - International Integrated - 2.4%
ChevronTexaco Corp.	11,700	1,101,087

Publishing - Newspapers - 1.8%
Gannett Co., Inc.	10,000	848,500

Equity Securities - Cont'd	Shares	Value
Retail - Building Supplies - 1.3%
Home Depot, Inc.	17,400	$612,480

Retail - Computers & Electronics - 1.9%
Best Buy Co., Inc.	17,900	908,246

Retail - Department Stores - 0.4%
Kohl's Corp.*	4,800	202,944

Retail - Drug Stores - 1.4%
CVS Corp.	15,500	651,310

Retail - General Merchandise - 3.4%
Target Corp.	17,300	734,731
Wal-Mart Stores, Inc.	16,650	878,454
		1,613,185

Retail - Specialty Apparel - 1.5%
TJX Co.'s, Inc.	28,500	687,990

Services - Data Processing - 1.1%
Automatic Data Processing, Inc.	11,900	498,372

Tobacco - 0.7%
Altria Group, Inc.	6,650	332,832

Total Equity Securities (Cost $39,417,045)		46,056,573

U.S. Government Agencies	Principal
and Instrumentalities - 1.1%	Amount
Fannie Mae Discount Notes, 8/18/04	$100,000	99,846
Farmer Mac Discount Notes, 7/27/04	100,000	99,924
Federal Home Loan Bank Discount Notes, 8/27/04	100,000	99,793
Freddie Mac Discount Notes:
7/13/04	100,000	99,962
8/17/04	100,000	99,833

Total U.S. Government Agencies
and Instrumentalities (Cost $499,358)		499,358

Total Investments (Cost $39,916,403) - 99.6%		46,555,931
Other assets and liabilities, net - 0.4%		176,202
Net Assets - 100%		$46,732,133

Net Assets Consist of:
Paid-in capital applicable to 3,786,651 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$63,549,840
Undistributed net investment income		137,008
Accumulated net realized gain (loss) on investments		(23,594,243)
Net unrealized appreciation (depreciation) on investments		6,639,528

Net Assets		$46,732,133

Net Asset Value Per Share		$12.34

* Non-income producing security.

See notes to financial statements.

Income & Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $3,661)	$254,951
Interest income	7,600
Total investment income	262,551

Expenses:
Investment advisory fee	143,407
Transfer agent fees and expenses	6,006
Accounting fees	9,526
Directors' fees and expenses	2,383
Administrative fees	24,863
Custodian fees	8,646
Reports to shareholders	15,374
Professional fees	9,636
Miscellaneous	705
Total expenses	220,546
Reimbursement from Advisor	(40,953)
Fees paid indirectly	(622)
Net expenses	178,971

Net Investment Income	83,580

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	2,799,283
Change in unrealized appreciation (depreciation)	(819,446)

Net Realized and Unrealized Gain
(Loss) on Investments	1,979,837

Increase (Decrease) in Net Assets
Resulting From Operations	$2,063,417

See notes to financial statements.

Income & Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$83,580	$243,434
Net realized gain (loss) on investments	2,799,283	1,651,124
Change in unrealized appreciation (depreciation)	(819,446)	8,919,320

Increase (Decrease) in Net Assets
Resulting From Operations	2,063,417	10,813,878

Distributions to shareholders from:
Net investment income	--	(229,319)

Capital share transactions:
Shares sold	1,984,979	2,388,111
Reinvestment of distributions	--	229,319
Shares redeemed	(3,372,207)	(7,097,494)
Total capital share transactions	(1,387,228)	(4,480,064)

Total Increase (Decrease) in Net Assets	676,189	6,104,495

Net Assets
Beginning of period	46,055,944	39,951,449
End of period (including undistributed net investment
income of $137,008 and $53,428 respectively)	$46,732,133	$46,055,944

Capital Share Activity
Shares sold	164,424	229,808
Reinvestment of distributions	--	19,467
Shares redeemed	(281,095)	(727,178)
Total capital share activity	(116,671)	(477,903)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Income & Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of 0.625% of the Portfolio's average daily net assets. Under the terms of the agreement, $23,843 was payable at period end.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is 0.78%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000. Under the terms of the agreement, $4,098 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $20,377,323 and $21,809,068, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $40,269,643. Net unrealized appreciation aggregated $6,286,288, of which $6,970,898 related to appreciated securities and $684,610 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $8,212,057, $17,480,903, and $217,573 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2009, December 2010, and December 2011, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$1,005	1.59%	$60,956	March 2004

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Income & Growth Portfolio	2004	2003	2002
Net asset value, beginning	$11.80	$9.12	$13.17
Income from investment operations
Net investment income	.02	.06	.04
Net realized and unrealized gain (loss)	.52	2.68	(4.05)
Total from investment operations	.54	2.74	(4.01)
Distributions from
Net investment income	--	(.06)	(.04)
Net realized gains	--	--	--
Total distributions	--	(.06)	(.04)
Total increase (decrease) in net asset value	.54	2.68	(4.05)
Net asset value, ending	$12.34	$11.80	$9.12

Total return*	4.58%	30.03%	(30.44%)
Ratios to average net assets:
Net investment income	.36% (a)	.59%	.28%
Total expenses	.96% (a)	.93%	.92%
Expenses before offsets	.78% (a)	.78%	.81%
Net expenses	.78% (a)	.78%	.78%
Portfolio turnover	46%	173%	270%
Net assets, ending (in thousands)	$46,732	$46,056	$39,951

		Periods Ended
	December 31,	December 31,	December 31,
Income & Growth Portfolio	2001	2000	1999(z)
Net asset value, beginning	$16.66	$17.35	$13.83
Income from investment operations
Net investment income	.06	.05	--
Net realized and unrealized gain (loss)	(2.61)	.07	4.03
Total from investment operations	(2.55)	.12	4.03
Distributions from
Net investment income	(.07)	(.03)	--
Net realized gains	(.87)	(.78)	(.51)
Total distributions	(.94)	(.81)	(.51)
Total increase (decrease) in net asset value	(3.49)	(.69)	3.52
Net asset value, ending	$13.17	$16.66	$17.35

Total return*	(15.38%)	0.65%	29.14%
Ratios to average net assets:
Net investment income	.34%	.34%	(.09%) (a)
Total expenses	.80%	.77%	.79% (a)
Expenses before offsets	.79%	.71%	.68% (a)
Net expenses	.78%	.70%	.68% (a)
Portfolio turnover	100%	164%	18%
Net assets, ending (in thousands)	$71,828	$97,288	$80,385

(a) Annualized.

(z) From November 1, 1999 inception.

* Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.   It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov.


Ameritas

Index 500

Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Index 500 Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Statement of Net Assets
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Notes to Financial Statements
22	Financial Highlights
23	Explanation of Financial Tables
24	Proxy Voting Disclosure

Index 500 Portfolio

Statement of net Assets

June 30, 2004

Equity Securities - 98.1%	Shares	Value
Aerospace / Defense - 1.1%
Boeing Co.	8,900	$454,701
General Dynamics Corp.	2,100	208,530
Goodrich Corp.	1,300	42,029
Lockheed Martin Corp.	4,800	249,984
Northrop Grumman Corp.	3,806	204,382
Rockwell Collins, Inc.	1,900	63,308
		1,222,934

Agricultural Products - 0.2%
Archer-Daniels-Midland Co.	6,992	117,326
Monsanto Co.	2,840	109,340
		226,666

Air Freight - 1.0%
FedEx Corp.	3,200	261,408
United Parcel Service, Inc. (Class B)	12,000	902,040
		1,163,448

Airlines - 0.1%
Delta Air Lines, Inc.	1,500	10,680
Southwest Airlines Co.	8,650	145,061
		155,741

Aluminum - 0.3%
Alcoa, Inc.	9,220	304,537

Auto Parts & Equipment - 0.2%
Cooper Tire & Rubber Co.	800	18,400
Dana Corp.	1,700	33,320
Delphi Corp.	5,800	61,944
Genuine Parts Co.	1,700	67,456
Goodyear Tire & Rubber Co.*	1,800	16,362
Snap-On, Inc.	600	20,130
Visteon Corp.	900	10,503
		228,115

Automobiles - 0.5%
Ford Motor Co.	19,490	305,019
General Motors Corp.	5,972	278,235
		583,254

Banks - Major Regional - 4.1%
AmSouth BanCorp.	3,900	99,333
Bank of New York Co., Inc.	8,200	241,736
Bank One Corp.	11,900	606,900
BB&T Corp.	5,900	218,123
Comerica, Inc.	1,900	104,272
Fifth Third Bancorp.	5,983	321,766
Huntington Bancshares, Inc.	2,330	53,357
KeyCorp Ltd.	4,300	128,527
Marshall & Ilsley Corp.	2,400	93,816
Mellon Financial Corp.	4,600	134,918
National City Corp.	7,100	248,571
Northern Trust Corp.	2,400	101,472
PNC Financial Services Group, Inc.	3,000	159,240

Equity Securities - Cont'd	Shares	Value
Banks - Major Regional - Cont'd
Regions Financial Corp.	2,200	$80,410
SouthTrust Corp.	3,400	131,954
Suntrust Banks, Inc.	2,900	188,471
Synovus Financial Corp.	3,100	78,492
Union Planters Corp.	2,100	62,601
US Bancorp	20,121	554,535
Wells Fargo & Co.	17,900	1,024,417
Zions Bancorp.	1,000	61,450
		4,694,361

Banks - Money Center - 2.1%
Bank of America Corp.	21,670	1,833,715
Wachovia Corp.	14,000	623,000
		2,456,715

Banks - Regional - 0.2%
First Horizon National Corp.	1,400	63,658
M&T Bank Corp.	1,300	113,490
North Fork Bancorp., Inc.	1,600	60,880
		238,028

Beverages - Alcoholic - 0.5%
Adolph Coors Co.	400	28,936
Anheuser-Busch Co.'s, Inc.	8,600	464,400
Brown-Forman Corp.	1,200	57,924
		551,260

Beverages - Non-alcoholic - 2.2%
Coca-Cola Co.	25,900	1,307,432
Coca-Cola Enterprises, Inc.	4,900	142,051
Pepsi Bottling Group, Inc.	2,800	85,512
Pepsico, Inc.	18,170	979,000
		2,513,995

Biotechnology - 1.2%
Amgen, Inc.*	13,480	735,604
Biogen Idec, Inc.*	3,555	224,854
Chiron Corp.*	1,900	84,816
Genzyme Corp. - General Division*	2,300	108,859
Gilead Sciences, Inc.*	2,300	154,042
Medimmune, Inc.*	2,700	63,180
		1,371,355

Broadcast - Television, Radio, & Cable - 0.9%
Clear Channel Communications, Inc.	6,500	240,175
Comcast Corp. Special Class A*	23,781	666,581
Univision Communications, Inc.*	3,500	111,755
		1,018,511

Building Materials - 0.1%
Masco Corp.	4,700	146,546

Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,400	125,880
Dow Chemical Co.	9,822	399,755
E.I. Du Pont de Nemours & Co.	10,600	470,852
Eastman Chemical Co.	900	41,607
Praxair, Inc.	3,400	135,694
Rohm & Haas Co.	2,300	95,634
		1,269,422

Equity Securities - Cont'd	Shares	Value
Chemicals - Diversified - 0.1%
Engelhard Corp.	1,300	$42,003
PPG Industries, Inc.	1,800	112,482
		154,485

Chemicals - Specialty - 0.2%
Ecolab, Inc.	2,700	85,590
Great Lakes Chemical Corp.	600	16,236
Hercules, Inc.*	1,100	13,409
International Flavors & Fragrances, Inc.	1,000	37,400
Sigma-Aldrich Corp.	800	47,688
		200,323

Communications Equipment - 1.5%
ADC Telecommunications, Inc.*	9,800	27,832
Andrew Corp.*	1,900	38,019
CIENA Corp.*	5,500	20,460
Comverse Technology, Inc.*	2,200	43,868
Corning, Inc.*	14,500	189,370
JDS Uniphase Corp.*	16,200	61,398
Lucent Technologies, Inc.*	44,300	167,454
Motorola, Inc.	24,901	454,443
Qualcomm, Inc.	8,500	620,330
Scientific-Atlanta, Inc.	1,600	55,200
Tellabs, Inc.*	4,800	41,952
		1,720,326

Computers - Hardware - 3.1%
Apple Computer, Inc.*	3,900	126,906
Dell, Inc.*	26,800	959,976
Gateway, Inc.*	4,000	18,000
Hewlett-Packard Co.	32,384	683,302
International Business Machines Corp.	17,900	1,577,885
NCR Corp.*	900	44,631
Sun Microsystems, Inc.*	35,400	153,636
		3,564,336

Computers - Networking - 1.6%
Avaya, Inc.*	4,558	71,971
Cisco Systems, Inc.*	71,800	1,701,660
Network Appliance, Inc.*	3,600	77,508
		1,851,139

Computers - Peripherals - 0.4%
EMC Corp.*	25,600	291,840
Lexmark International, Inc.*	1,400	135,142
		426,982

Computers - Software & Services - 5.6%
Adobe Systems, Inc.	2,600	120,900
Affiliated Computer Services, Inc.*	1,500	79,410
Autodesk, Inc.	1,200	51,372
BMC Software, Inc.*	2,600	48,100
Citrix Systems, Inc.*	1,700	34,612
Computer Associates International, Inc.	6,300	176,778
Compuware Corp.*	4,600	30,360
eBay, Inc.*	6,900	634,455
Electronic Arts, Inc.*	3,200	174,560
Intuit, Inc.*	2,000	77,160
Mercury Interactive Corp.*	1,000	49,830
Microsoft Corp.	114,400	3,267,264

Equity Securities - Cont'd	Shares	Value
Computers - Software & Services - Cont'd
Novell, Inc.*	3,900	$32,721
Oracle Corp.*	55,200	658,536
Parametric Technology Corp.*	3,200	16,000
Peoplesoft, Inc.*	3,800	70,300
Siebel Systems, Inc.*	5,200	55,536
Symantec Corp.*	3,400	148,852
Unisys Corp.*	3,500	48,580
Veritas Software Corp.*	4,700	130,190
Yahoo!, Inc.*	14,100	512,253
		6,417,769

Construction - Cement & Aggregating - 0.1%
Vulcan Materials Co.	1,100	52,305

Consumer Finance - 0.7%
Capital One Financial Corp.	2,500	170,950
Countrywide Financial Corp.	3,000	210,750
MBNA Corp.	13,500	348,165
Providian Financial Corp.*	3,200	46,944
		776,809

Containers & Packaging - Metal & Glass - 0.0%
Ball Corp.	600	43,230

Containers & Packaging - Paper - 0.1%
Bemis Co.	1,200	33,900
Pactiv Corp.*	1,600	39,904
Temple-Inland, Inc.	600	41,550
		115,354

Distributors - Food & Health - 0.7%
AmerisourceBergen Corp.	1,203	71,915
Cardinal Health, Inc.	4,550	318,728
McKesson Corp.	3,000	102,990
Supervalu, Inc.	1,400	42,854
Sysco Corp.	6,800	243,916
		780,403

Electric Companies - 2.3%
Allegheny Energy, Inc.*	1,600	24,656
Ameren Corp.	1,900	81,624
American Electric Power Co.	4,100	131,200
Centerpoint Energy, Inc.	3,600	41,400
Cinergy Corp.	1,900	72,200
CMS Energy Corp.*	1,800	16,434
Consolidated Edison, Inc.	2,400	95,424
Constellation Energy Group, Inc.	1,900	72,010
Dominion Resources, Inc.	3,516	221,789
DTE Energy Co.	1,800	72,972
Duke Energy Corp.	9,800	198,842
Edison International	3,600	92,052
Entergy Corp.	2,500	140,025
Exelon Corp.	7,100	236,359
FirstEnergy Corp.	3,561	133,217
FPL Group, Inc.	2,000	127,900
PG&E Corp.*	4,500	125,730
Pinnacle West Capital Corp.	1,000	40,390
PPL Corp.	1,900	87,210
Progress Energy, Inc.	2,541	111,931
Public Service Enterprise Group	2,500	100,075

Equity Securities - Cont'd	Shares	Value
Electric Companies - Cont'd
Southern Co.	7,800	$227,370
Teco Energy, Inc.	2,000	23,980
TXU Corp.	3,500	141,785
XCEL Energy, Inc.	4,345	72,605
		2,689,180

Electrical Equipment - 3.8%
American Power Conversion	2,300	45,195
Cooper Industries Ltd.	1,000	59,410
Emerson Electric Co.	4,400	279,620
General Electric Co.	111,900	3,625,560
Molex, Inc.	2,025	64,962
Power-One, Inc.*	1,100	12,078
Rockwell Automation, Inc.	2,000	75,020
Sanmina-SCI Corp.*	5,100	46,410
Solectron Corp.*	8,800	56,936
Symbol Technologies, Inc.	2,100	30,954
Thomas & Betts Corp.	700	19,061
		4,315,206

Electronics - Component Distribution - 0.1%
W.W. Grainger, Inc.	1,000	57,500

Electronics - Defense - 0.1%
Raytheon Co.	4,500	160,965

Electronics - Instrument - 0.2%
Agilent Technologies, Inc.*	5,078	148,684
PerkinElmer, Inc.	1,400	28,056
Tektronix, Inc.	1,000	34,020
Waters Corp.*	1,300	62,114
		272,874

Electronics - Semiconductors - 3.1%
Advanced Micro Devices, Inc.*	4,000	63,600
Altera Corp.*	4,100	91,102
Analog Devices, Inc.	3,900	183,612
Applied Micro Circuits Corp.*	3,500	18,620
Broadcom Corp.*	3,300	154,341
Intel Corp.	68,700	1,896,120
Linear Technology Corp.	3,200	126,304
LSI Logic Corp.*	4,000	30,480
Maxim Integrated Products, Inc.	3,500	183,470
Micron Technology, Inc.*	6,500	99,515
National Semiconductor Corp.*	3,800	83,562
Nvidia Corp.*	1,800	36,900
PMC - Sierra, Inc.*	2,000	28,700
QLogic Corp.*	1,100	29,249
Texas Instruments, Inc.	18,400	444,912
Xilinx, Inc.	3,700	123,247
		3,593,734

Engineering & Construction - 0.0%
Fluor Corp.	800	38,136

Entertainment - 1.8%
Time Warner, Inc.*	48,400	850,872
Viacom, Inc. (Class B)	18,431	658,355
Walt Disney Co.	21,800	555,682
		2,064,909

Equity Securities - Cont'd	Shares	Value
Equipment - Semiconductors - 0.5%
Applied Materials, Inc.*	17,800	$349,236
KLA-Tencor Corp.*	2,000	98,760
Novellus Systems, Inc.*	1,700	53,448
Teradyne, Inc.*	2,000	45,400
		546,844

Financial - Diversified - 6.6%
AMBAC Financial Group, Inc.	1,200	88,128
American Express Co.	13,600	698,768
Apartment Investment & Management Co. (REIT)	1,000	31,130
Citigroup, Inc.	54,806	2,548,479
Equity Office Properties Trust (REIT)	4,300	116,960
Equity Residential Properties Trust (REIT)	3,000	89,190
Fannie Mae	10,300	735,008
Freddie Mac	7,300	462,090
Goldman Sachs Group, Inc.	5,100	480,216
J.P. Morgan Chase & Co.	22,030	854,103
Moody's Corp.	1,600	103,456
Morgan Stanley	11,700	617,409
Plum Creek Timber Co., Inc. (REIT)	1,900	61,902
Principal Financial Group	3,500	121,730
ProLogis(REIT)	2,000	65,840
Simon Property Group, Inc. (REIT)	2,100	107,982
SLM Corp.	4,700	190,115
State Street Corp.	3,500	171,640
		7,544,146

Foods - 1.1%
Campbell Soup Co.	4,200	112,896
ConAgra, Inc.	5,600	151,648
General Mills, Inc.	4,000	190,120
H.J. Heinz Co.	3,600	141,120
Hershey Foods Corp.	2,800	129,556
Kellogg Co.	4,400	184,140
McCormick & Co., Inc.	1,500	51,000
Sara Lee Corp.	8,500	195,415
William Wrigley Jr. Co.	2,300	145,015
		1,300,910

Footwear - 0.2%
Nike, Inc.	2,800	212,100
Reebok International, Ltd.	600	21,588
		233,688

Gaming, Lottery, & Parimutuel - 0.2%
Harrah's Entertainment, Inc.	1,200	64,920
International Game Technology	3,700	142,820
		207,740

Gold / Precious Metals Mining - 0.2%
Newmont Mining Corp.	4,700	182,172

Hardware & Tools - 0.1%
Black & Decker Corp.	800	49,704
Stanley Works	800	36,464
		86,168

Equity Securities - Cont'd	Shares	Value
Healthcare - Diversified - 3.0%
Abbott Laboratories, Inc.	16,600	$676,616
Bristol-Myers Squibb Co.	20,700	507,150
Johnson & Johnson	31,532	1,756,332
Wyeth	14,200	513,472
		3,453,570

Healthcare - Drug - Generic, Other - 0.1%
King Pharmaceuticals, Inc.*	2,500	28,625
Mylan Laboratories	2,800	56,700
Watson Pharmaceutical, Inc.*	1,200	32,280
		117,605

Healthcare - Drug - Major Pharmaceutical - 4.7%
Allergan, Inc.	1,400	125,328
Eli Lilly & Co.	12,000	838,920
Forest Laboratories, Inc.*	3,900	220,857
Merck & Co., Inc.	23,500	1,116,250
Pfizer, Inc.	81,042	2,778,120
Schering-Plough Corp.	15,500	286,440
		5,365,915

Healthcare - Hospital Management - 0.3%
HCA, Inc.	5,200	216,268
Health Management Associates, Inc.	2,400	53,808
Tenet Healthcare Corp.*	5,000	67,050
		337,126

Healthcare - Longterm Care - 0.0%
Manor Care, Inc.	900	29,412

Healthcare - Managed Care - 0.9%
Aetna, Inc.	1,600	136,000
Anthem, Inc.*	1,500	134,340
Cigna Corp.	1,400	96,334
Express Scripts, Inc.*	800	63,384
Humana, Inc.*	1,800	30,420
UnitedHealth Group, Inc.	6,600	410,850
Wellpoint Health Networks, Inc.*	1,600	179,216
		1,050,544

Healthcare - Medical Products & Supplies - 2.1%
Applera Corp. - Applied Biosystems Group	2,200	47,850
Bausch & Lomb, Inc.	500	32,535
Baxter International, Inc.	6,600	227,766
Becton Dickinson & Co.	2,600	134,680
Biomet, Inc.	2,675	118,877
Boston Scientific Corp.*	8,900	380,920
C.R. Bard, Inc.	1,000	56,650
Guidant Corp.	3,300	184,404
Hospira, Inc.*	1,700	46,920
Medtronic, Inc.	12,900	628,488
St. Jude Medical, Inc.*	1,800	136,170
Stryker Corp.	4,200	231,000
Zimmer Holdings, Inc.*	2,580	227,556
		2,453,816

Healthcare - Special Services - 0.2%
Medco Health Solutions, Inc.*	2,990	112,125
Quest Diagnostics, Inc.	1,100	93,445
		205,570

Equity Securities - Cont'd	Shares	Value
Homebuilding - 0.1%
Centex Corp.	1,300	$59,475
KB Home	500	34,315
Pulte Homes, Inc.	1,400	72,842
		166,632

Household Furnishing & Appliances - 0.1%
Leggett & Platt, Inc.	2,000	53,420
Maytag Corp.	800	19,608
Whirlpool Corp.	700	48,020
		121,048

Household Products - Non-Durable - 2.0%
Clorox Co.	2,300	123,694
Colgate-Palmolive Co.	5,600	327,320
Kimberly-Clark Corp.	5,300	349,164
Procter & Gamble Co.	27,200	1,480,768
		2,280,946

Housewares - 0.2%
Fortune Brands, Inc.	1,600	120,688
Newell Rubbermaid, Inc.	3,100	72,850
		193,538

Insurance - Life & Health - 0.9%
Aflac, Inc.	5,500	224,455
Jefferson-Pilot Corp.	1,550	78,740
Lincoln National Corp.	1,800	85,050
Metlife, Inc.	8,000	286,800
Prudential Financial, Inc.	5,600	260,232
Torchmark Corp.	1,100	59,180
UnumProvident Corp.	3,400	54,060
		1,048,517

Insurance - Multi-Line - 2.0%
American International Group, Inc.	27,710	1,975,169
Hartford Financial Services, Inc.	3,000	206,220
Loews Corp.	2,000	119,920
		2,301,309

Insurance - Property & Casualty - 1.3%
ACE Ltd.	2,900	122,612
Allstate Corp.	7,500	349,125
Chubb Corp.	2,000	136,360
Cincinnati Financial Corp.	1,690	73,549
MBIA, Inc.	1,600	91,392
MGIC Investment Corp.	1,100	83,446
Progressive Corp.	2,300	196,190
Safeco Corp.	1,500	66,000
St. Paul Co.'s, Inc.	7,003	283,915
XL Capital Ltd.	1,500	113,190
		1,515,779

Insurance Brokers - 0.3%
AON Corp.	3,400	96,798
Marsh & McLennan Co.'s	5,600	254,128
		350,926

Equity Securities - Cont'd	Shares	Value
Investment Banking / Brokerage - 0.9%
Bear Stearns Co.'s, Inc.	1,085	$91,476
Charles Schwab Corp.	14,200	136,462
E*trade Financial Corp.*	4,100	45,715
Lehman Brothers Holdings, Inc.	2,900	218,225
Merrill Lynch & Co., Inc.	10,200	550,596
		1,042,474

Investment Management - 0.3%
Federated Investors, Inc. (Class B)	1,200	36,408
Franklin Resources, Inc.	2,700	135,216
Janus Capital Group, Inc.	2,700	44,523
T. Rowe Price Group, Inc.	1,400	70,560
		286,707

Iron & Steel - 0.1%
Allegheny Technologies, Inc.	750	13,538
Nucor Corp.	800	61,408
United States Steel Corp.	1,300	45,656
Worthington Industries	900	18,477
		139,079

Leisure Time - Products - 0.3%
Brunswick Corp.	1,100	44,880
Harley-Davidson, Inc.	3,100	192,014
Hasbro, Inc.	1,900	36,100
Mattel, Inc.	4,500	82,125
		355,119

Lodging - Hotels - 0.5%
Carnival Corp.	6,800	319,600
Hilton Hotels Corp.	4,000	74,640
Marriott International, Inc.	2,400	119,712
Starwood Hotels & Resorts Worldwide, Inc.	2,100	94,185
		608,137

Machinery - Diversified - 0.6%
Caterpillar, Inc.	3,600	285,984
Deere & Co.	2,600	182,364
Dover Corp.	2,000	84,200
Ingersoll-Rand Co.	1,900	129,789
		682,337

Manufacturing - Diversified - 2.9%
3M Co.	8,300	747,083
American Standard Co.'s*	2,200	88,682
Crane Co.	600	18,834
Danaher Corp.	3,200	165,920
Eaton Corp.	1,600	103,584
Honeywell International, Inc.	9,037	331,025
Illinois Tool Works, Inc.	3,300	316,437
ITT Industries, Inc.	1,000	83,000
Johnson Controls, Inc.	2,000	106,760
Parker Hannifin Corp.	1,300	77,298
Textron, Inc.	1,500	89,025
Thermo Electron Corp.*	1,700	52,258
Tyco International Ltd.	21,325	706,711
United Technologies Corp.	5,400	493,992
		3,380,609

Equity Securities - Cont'd	Shares	Value
Manufacturing - Specialized - 0.2%
Avery Dennison Corp.	1,200	$76,812
Jabil Circuit, Inc.*	2,200	55,396
Millipore Corp.*	600	33,822
Pall Corp.	1,400	36,666
Sealed Air Corp.*	800	42,616
		245,312

Metals Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,700	56,355
Phelps Dodge Corp.*	1,000	77,510
		133,865

Natural Gas - 0.4%
Dynegy, Inc.*	4,500	19,170
El Paso Energy Corp.	7,059	55,625
KeySpan Corp.	1,700	62,390
Kinder Morgan, Inc.	1,200	71,148
Nicor, Inc.	500	16,985
NiSource, Inc.	2,940	60,623
Peoples Energy Corp.	400	16,860
Sempra Energy	2,400	82,632
Williams Co.'s, Inc.	5,100	60,690
		446,123

Office Equipment & Supplies - 0.1%
Pitney Bowes, Inc.	2,400	106,200

Oil - Domestic Integrated - 0.8%
Amerada Hess Corp.	1,000	79,190
ConocoPhillips	7,294	556,459
Marathon Oil Corp.	3,400	128,656
Occidental Petroleum Corp.	4,100	198,481
		962,786

Oil - International Integrated - 3.6%
ChevronTexaco Corp.	11,352	1,068,337
Exxon Mobil Corp.	69,450	3,084,274
		4,152,611

Oil & Gas - Drilling & Equipment - 0.9%
Baker Hughes, Inc.	3,500	131,775
BJ Services Co.*	1,700	77,928
Halliburton Co.	4,600	139,196
Nabors Industries, Ltd.*	1,600	72,352
Noble Corp.*	1,500	56,835
Rowan Co.'s, Inc.*	1,100	26,763
Schlumberger, Ltd.	6,200	393,762
Transocean, Inc.*	3,481	100,740
		999,351

Oil & Gas - Exploration & Production - 0.8%
Anadarko Petroleum Corp.	2,574	150,836
Apache Corp.	3,496	152,251
Burlington Resources, Inc.	4,200	151,956
Devon Energy Corp.	2,500	165,000
EOG Resources, Inc.	1,200	71,652
Kerr-McGee Corp.	1,100	59,147
Unocal Corp.	2,800	106,400
		857,242

Equity Securities - Cont'd	Shares	Value
Oil & Gas - Refining & Marketing - 0.2%
Ashland, Inc.	800	$42,248
Sunoco, Inc.	700	44,534
Valero Energy Corp.	1,300	95,888
		182,670

Paper & Forest Products - 0.5%
Boise Cascade Corp.	1,000	37,640
Georgia-Pacific Corp.	2,746	101,547
International Paper Co.	5,031	224,886
Louisiana-Pacific Corp.	1,300	30,745
MeadWestvaco Corp.	2,161	63,512
Weyerhaeuser Co.	2,400	151,488
		609,818

Personal Care - 0.6%
Alberto-Culver Co.	1,050	52,647
Avon Products, Inc.	5,000	230,700
Gillette Co.	10,600	449,440
		732,787

Photography / Imaging - 0.2%
Eastman Kodak Co.	3,200	86,336
Xerox Corp.*	8,700	126,150
		212,486

Power Producers - Independent - 0.1%
AES Corp.*	6,700	66,531
Calpine Corp.*	4,100	17,712
		84,243

Publishing - 0.2%
McGraw-Hill Co.'s, Inc.	2,000	153,140
Meredith Corp.	600	32,976
		186,116

Publishing - Newspapers - 0.5%
Dow Jones & Co., Inc.	900	40,590
Gannett Co., Inc.	2,900	246,065
Knight Ridder, Inc.	800	57,600
New York Times Co.	1,500	67,065
Tribune Co.	3,502	159,481
		570,801

Railroads - 0.4%
Burlington Northern Santa Fe Corp.	4,000	140,280
CSX Corp.	2,300	75,371
Norfolk Southern Corp.	4,200	111,384
Union Pacific Corp.	2,800	166,460
		493,495

Restaurants - 0.6%
Darden Restaurants, Inc.	1,750	35,963
McDonald's Corp.	13,300	345,800
Starbucks Corp.*	4,200	182,616
Wendy's International, Inc.	1,200	41,808
Yum! Brands, Inc.*	3,000	111,660
		717,847

Equity Securities - Cont'd	Shares	Value
Retail - Building Supplies - 1.2%
Home Depot, Inc.	23,600	$830,720
Lowe's Co.'s, Inc.	8,300	436,165
Sherwin-Williams Co.	1,600	66,480
		1,333,365

Retail - Computers & Electronics - 0.2%
Best Buy Co., Inc.	3,400	172,516
Circuit City Stores, Inc.	1,900	24,605
RadioShack Corp.	1,800	51,534
		248,655

Retail - Department Stores - 0.5%
Dillards, Inc.	800	17,840
Federated Department Stores, Inc.	1,900	93,290
J.C. Penney Co., Inc.	3,000	113,280
Kohl's Corp.*	3,700	156,436
May Department Stores Co.	3,200	87,968
Nordstrom, Inc.	1,500	63,915
		532,729

Retail - Discounters - 0.1%
Big Lots, Inc.*	1,200	17,352
Dollar General Corp.	3,550	69,438
Family Dollar Stores, Inc.	1,900	57,798
		144,588

Retail - Drug Stores - 0.6%
Caremark Rx, Inc.*	4,674	153,962
CVS Corp.	4,300	180,686
Walgreen Co.	10,800	391,068
		725,716

Retail - Food Chains - 0.3%
Albertson's, Inc.	4,000	106,160
Kroger Co.*	7,800	141,960
Safeway, Inc.*	4,600	116,564
Winn-Dixie Stores, Inc.	1,400	10,080
		374,764

Retail - General Merchandise - 2.7%
Costco Wholesale Corp.	4,900	201,243
Sears, Roebuck & Co.	2,300	86,848
Target Corp.	9,700	411,959
Wal-Mart Stores, Inc.	45,400	2,395,304
		3,095,354

Retail - Specialty - 0.5%
Autonation, Inc.*	3,000	51,300
Autozone, Inc.*	900	72,090
Bed Bath & Beyond, Inc.*	3,100	119,195
Office Depot, Inc.*	3,300	59,103
Staples, Inc.*	5,400	158,274
Tiffany & Co.	1,600	58,960
Toys R US, Inc.*	2,500	39,825
		558,747

Equity Securities - Cont'd	Shares	Value
Retail - Specialty Apparel - 0.4%
Gap, Inc.	9,500	$230,375
Limited Brands, Inc.	4,835	90,415
TJX Co.'s, Inc.	5,200	125,528
		446,318

Savings & Loan Companies - 0.6%
Charter One Financial, Inc.	2,348	103,758
Golden West Financial Corp.	1,600	170,160
Sovereign Bancorp., Inc.	3,300	72,907
Washington Mutual, Inc.	9,200	355,488
		702,313

Services - Advertising / Marketing - 0.2%
Interpublic Group of Co.'s., Inc.*	4,500	61,785
Monster Worldwide, Inc.*	1,200	30,864
Omnicom Group, Inc.	2,000	151,780
		244,429

Services - Commercial & Consumer - 0.6%
Apollo Group, Inc.*	1,900	167,751
Cendant Corp.	10,700	261,936
Cintas Corp.	1,900	90,573
Convergys Corp.*	1,600	24,640
H & R Block, Inc.	1,900	90,592
IMS Health, Inc.	2,461	57,686
Robert Half International, Inc.	1,800	53,586
		746,764

Services - Computer Systems - 0.3%
Computer Sciences Corp.*	1,900	88,217
Electronic Data Systems Corp.	5,100	97,665
Sabre Holdings Corp.	1,434	39,736
SunGard Data Systems, Inc.*	3,100	80,600
		306,218

Services - Data Processing - 0.8%
Automatic Data Processing, Inc.	6,300	263,844
Equifax, Inc.	1,500	37,125
First Data Corp.	9,334	415,550
Fiserv, Inc.*	2,000	77,780
Paychex, Inc.	3,950	133,826
		928,125

Specialty Printing - 0.1%
Deluxe Corp.	600	26,100
R.R. Donnelley & Sons Co.	2,300	75,946
		102,046

Telecommunications - Cell / Wireless - 0.6%
AT&T Wireless Services, Inc.*	28,775	412,058
Nextel Communications, Inc.*	11,900	317,254
		729,312

Telecommunications - Long Distance - 0.3%
AT&T Corp.	8,515	124,574
Sprint Corp. - FON Group	15,100	265,760
		390,334

Equity Securities - Cont'd	Shares	Value
Telephone - 2.4%
Alltel Corp.	3,300	$167,046
Bellsouth Corp.	19,500	511,290
CenturyTel, Inc.	1,400	42,056
Citizens Communications Co.*	3,000	36,300
Qwest Communications International, Inc.*	18,834	67,614
SBC Communications, Inc.	35,200	853,600
Verizon Communications, Inc.	29,344	1,061,959
		2,739,865

Textiles - Specialty - 0.1%
Jones Apparel Group, Inc.	1,400	55,272
Liz Claiborne, Inc.	1,100	39,578
VF Corp.	1,200	58,440
		153,290

Tobacco - 1.1%
Altria Group, Inc.	21,800	1,091,090
RJ Reynolds Tobacco Holdings, Inc.	900	60,831
UST, Inc.	1,800	64,800
		1,216,721

Truckers - 0.0%
Ryder System, Inc.	700	28,049

Trucks & Parts - 0.1%
Cummins, Inc.	500	31,250
Navistar International Corp.*	700	27,132
Paccar, Inc.	1,850	107,281
		165,663

Waste Management - 0.2%
Allied Waste Industries, Inc.*	3,700	48,766
Waste Management, Inc.	6,200	190,030
		238,796
Total Equity Securities (Cost $128,548,934)		112,875,150

Money Market Funds - 1.4%	Shares	Value
AIM STIC Prime Fund	1,679,022	$1,679,022
Federated Prime Obligations Fund	16	16

Total Money Market Funds (Cost $1,679,038)		1,679,038

	Principal
U.S. Treasury - 0.6%	Amount
U.S. Treasury Bills, 9/9/04#	$645,000	643,470

Total U.S. Treasury (Cost $643,470)		643,470

Total Investments (Cost $130,871,442) - 100.1%		115,197,658
Other assets and liabilities, net - (0.1%)		(128,662)
Net Assets - 100%		$115,068,996

Net Assets Consist of:
Paid-in capital applicable to 925,477 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$158,283,508
Undistributed net investment income		1,032,091
Accumulated net realized gain (loss) on investments		(28,590,430)
Net unrealized appreciation (depreciation) on investments		(15,656,173)

Net Assets		$115,068,996

Net Asset Value Per Share		$124.33
			Underlying	Unrealized
Number of		Expiration	Face Amount	Appreciation
Futures#	Contracts	Date	at Value	(Depreciation)
Purchased:
E-mini S&P 500	43	9/04	$2,451,860	$17,611

* Non-income producing security.

# Futures collateralized by 645,000 units of U.S. Treasury Bills.

Abbreviations:

REIT: Real Estate Investment Trust

See notes to financial statements.

Index 500 Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income	$945,470
Interest income	11,973
Total investment income	957,443

Expenses:
Investment advisory fee	140,852
Transfer agent fees and expenses	6,600
Accounting fees	17,626
Directors' fees and expenses	5,886
Administrative fees	29,344
Custodian fees	54,921
Reports to shareholders	31,832
Professional fees	10,480
Miscellaneous	1,480
Total expenses	299,021
Reimbursement from Advisor	(75,312)
Fees paid indirectly	(693)
Net expenses	223,016

Net Investment Income	734,427

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Securities	(1,150,280)
Futures	212,352
(937,928)

Change in unrealized appreciation (depreciation) on:
Securities	3,923,207
Futures	(92,234)
3,830,973

Net Realized and Unrealized Gain
(Loss) on Investments	2,893,045

Increase (Decrease) in Net Assets
Resulting From Operations	$3,627,472

See notes to financial statements.

Index 500 Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$734,427	$1,433,108
Net realized gain (loss) on investments	(937,928)	(3,670,212)
Change in unrealized appreciation (depreciation)	3,830,973	27,872,781

Increase (Decrease) in Net Assets
Resulting From Operations	3,627,472	25,635,677

Distributions to shareholders from:
Net investment income	--	(1,506,394)

Capital share transactions:
Shares sold	11,261,309	35,030,691
Reinvestment of distributions	--	1,506,394
Shares redeemed	(19,189,554)	(37,190,915)
Total capital share transactions	(7,928,245)	(653,830)

Total Increase (Decrease) in Net Assets	(4,300,773)	23,475,453

Net Assets
Beginning of period	119,369,769	95,894,316
End of period (including undistributed net investment income
of $1,032,091 and $297,664, respectively)	$115,068,996	$119,369,769

Capital Share Activity
Shares sold	91,478	320,005
Reinvestment of distributions	--	12,539
Shares redeemed	(157,569)	(349,615)
Total capital share activity	(66,091)	(17,071)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Index 500 Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolios. For its services, the Advisor receives an annual fee, payable monthly, of .24% of the Portfolio's average daily net assets. Under the terms of the agreement, $28,102 was payable at period end.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is .38%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000. Under the terms of the agreement, $4,697 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $2,544,943 and $8,126,061, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $138,905,656. Net unrealized depreciation aggregated $23,707,999, of which $14,084,065 related to appreciated securities and $37,792,064 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $4,509,591, $12,775,077, and $2,110,080 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2009, December 2010, and December 2011, respectively.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Index 500 Portfolio	2004	2003	2002
Net asset value, beginning	$120.38	$95.07	$124.30
Income from investment operations
Net investment income	.81	1.47	1.45
Net realized and unrealized gain (loss)	3.14	25.38	(29.16)
Total from investment operations	3.95	26.85	(27.71)
Distributions from
Net investment income	--	(1.54)	(1.52)
Total distributions	--	(1.54)	(1.52)
Total increase (decrease) in net asset value	3.95	25.31	(29.23)
Net asset value, ending	$124.33	$120.38	$95.07

Total return*	3.28%	28.24%	(22.29%)
Ratios to average net assets:
Net investment income	1.25% (a)	1.40%	1.22%
Total expenses	.51% (a)	.46%	.48%
Expenses before offsets	.38% (a)	.38%	.39%
Net expenses	.38% (a)	.38%	.38%
Portfolio turnover	2%	6%	9%
Net assets, ending (in thousands)	$115,069	$119,370	$95,894

		Periods Ended
	December 31,	December 31,	December 31,
Index 500 Portfolio	2001	2000	1999(z)
Net asset value, beginning	$148.66	$167.30	$155.01
Income from investment operations
Net investment income	1.48	1.63	.31
Net realized and unrealized gain (loss)	(19.87)	(17.55)	12.23
Total from investment operations	(18.39)	(15.92)	12.54
Distributions from
Net investment income	(1.92)	(.89)	(.25)
Net realized gain	(4.05)	(1.83)	--
Total distributions	(5.97)	(2.72)	(.25)
Total increase (decrease) in net asset value	(24.36)	(18.64)	12.29
Net asset value, ending	$124.30	$148.66	$167.30

Total return*	(12.42%)	(9.54%)	8.09%
Ratios to average net assets:
Net investment income	1.00%	.99%	1.16% (a)
Total expenses	.44%	.40%	.40% (a)
Expenses before offsets	.39%	.31%	.29% (a)
Net expenses	.38%	.30%	.28% (a)
Portfolio turnover	6%	32%	5%
Net assets, ending (in thousands)	$145,808	$182,781	$206,872

(a) Annualized.

* Not annualized for periods less than one year.

(z) From November 1, 1999 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov.


Ameritas

Midcap Growth

Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Midcap Growth Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Statement of Net Assets
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Notes to Financial Statements
11	Financial Highlights
12	Explanation of Financial Tables
13	Proxy Voting Disclosure

Midcap Growth Portfolio

Statement of Net assets

June 30, 2004

Equity Securities - 99.6%	Shares	Value
Aerospace/Defense - 2.0%
L-3 Communications Holdings, Inc.	22,860	$1,527,048

Auto Parts & Equipment - 1.3%
Autoliv, Inc.	13,900	586,580
Gentex Corp.	9,500	376,960
		963,540

Biotechnology - 4.5%
Eyetech Pharmaceuticals, Inc.*	10,500	450,660
ImClone Systems*	18,750	1,608,563
Millennium Pharmaceuticals, Inc.*	40,850	563,730
OSI Pharmaceuticals, Inc.*	11,150	785,406
		3,408,359

Broadcast - Television, Radio, & Cable - 3.9%
Westwood One, Inc.*	23,900	568,820
XM Satellite Radio Holdings, Inc.*	88,700	2,420,623
		2,989,443

Chemicals - Specialty - 1.1%
Millennium Chemicals, Inc.	48,300	836,556

Communications Equipment - 1.0%
Andrew Corp.*	8,300	166,083
Comverse Technology, Inc.*	29,100	580,254
		746,337

Computers - Hardware - 3.9%
PalmOne, Inc.*	57,050	1,983,628
PalmSource, Inc.*	56,200	963,268
		2,946,896

Computers - Networking - 2.0%
Avaya, Inc.*	84,500	1,334,255
Foundry Networks, Inc.*	13,250	186,428
		1,520,683

Computers - Software & Services - 4.9%
Activision, Inc.*	45,000	715,500
Akamai Technologies, Inc.*	28,300	507,985
Amdocs Ltd.*	31,250	732,187
Peoplesoft, Inc.*	39,850	737,225
Take-Two Interactive Software, Inc.*	33,300	1,020,312
		3,713,209

Consumer - Jewelry, Novelty, & Gifts - 1.0%
Fossil, Inc.*	27,000	735,750

Consumer Finance - 0.7%
First Marblehead Corp.*	13,800	555,588

Electrical Equipment - 2.3%
Rockwell Automation, Inc.	46,600	1,747,966

Equity Securities - Cont'd	Shares	Value
Electronics - Instrument - 4.2%
Garmin Ltd.*	27,600	$1,022,304
Gemstar-TV Guide International, Inc.*	153,900	738,720
Trimble Navigation Ltd.*	52,650	1,463,143
		3,224,167

Electronics - Semiconductors - 3.8%
Altera Corp.*	62,450	1,387,639
Broadcom Corp.*	32,750	1,531,718
		2,919,357

Entertainment - 4.3%
NetFlix, Inc.*	91,900	3,303,805

Equipment - Semiconductors - 9.0%
KLA-Tencor Corp.*	11,850	585,153
Novellus Systems, Inc.*	50,550	1,589,292
Semiconductor Manufacturing International Corp. (ADR)*	87,200	935,656
Skyworks Solutions, Inc.*	171,500	1,497,195
Teradyne, Inc.*	97,400	2,210,980
		6,818,276

Gaming, Lottery, & Parimutuel - 4.0%
GTECH Holdings Corp.	24,100	1,116,071
Multimedia Games, Inc.*	56,300	1,509,966
Station Casinos, Inc.	8,100	392,040
		3,018,077

Healthcare - Diversified - 1.3%
IVAX Corp.*	40,200	964,398

Healthcare - Drug - Generic, Other - 2.4%
King Pharmaceuticals, Inc.*	19,600	224,420
MGI Pharma, Inc.*	6,150	166,112
Sepracor, Inc.*	26,650	1,409,785
		1,800,317

Healthcare - Drug - Major Pharmaceutical - 1.9%
Celgene Corp.*	5,300	303,478
Elan Corp. plc (ADR)*	46,500	1,150,410
		1,453,888

Healthcare - Managed Care - 1.7%
PacifiCare Health Systems, Inc.*	33,000	1,275,780

Healthcare - Medical Products & Supplies - 8.2%
Advanced Medical Optics, Inc.*	22,700	966,339
C.R. Bard, Inc.	13,300	753,445
Cytyc Corp.*	35,500	900,635
Fisher Scientific International, Inc.*	19,300	1,114,575
Given Imaging Ltd.*	14,600	516,986
INAMED Corp.*	14,050	883,043
Kinetic Concepts, Inc.*	14,950	746,005
Varian Medical Systems, Inc.*	4,800	380,880
		6,261,908

Healthcare - Special Services - 1.5%
Quest Diagnostics, Inc.	13,000	1,104,350

Insurance - Property & Casualty - 2.0%
MGIC Investment Corp.	20,300	1,539,958
Equity Securities - Cont'd	Shares	Value
Investment Management - 1.7%
Affiliated Managers Group, Inc.*	25,100	$1,264,287

Leisure Time - Products - 0.9%
International Speedway Corp.	14,050	683,392

Lodging - Hotels - 1.3%
Royal Caribbean Cruises Ltd.	22,500	976,725

Manufacturing - Diversified - 1.2%
Thermo Electron Corp.*	29,150	896,071

Oil & Gas - Drilling & Equipment - 2.0%
Cooper Cameron Corp.*	31,630	1,540,381

Oil & Gas - Exploration & Production - 2.0%
EOG Resources, Inc.	25,700	1,534,547

Publishing - 0.6%
Meredith Corp.	8,950	491,892

Restaurants - 0.8%
Cheesecake Factory, Inc.*	16,000	636,640

Retail - Building Supplies - 2.0%
Tractor Supply Co.*	36,800	1,538,976

Retail - Specialty - 4.2%
Bed Bath & Beyond, Inc.*	15,300	588,285
Finish Line, Inc.*	22,100	666,757
Sharper Image Corp.*	28,800	904,032
Tiffany & Co.	29,200	1,076,020
		3,235,094

Retail - Specialty Apparel - 1.9%
American Eagle Outfitters, Inc.*	15,800	456,778
Chico's FAS, Inc.*	8,100	365,796
Hot Topic, Inc.*	30,700	629,043
		1,451,617

Services - Commercial & Consumer - 2.7%
Corporate Executive Board Co.	10,000	577,900
Gevity HR, Inc.	17,400	455,706
Service Corp. International*	139,400	1,027,378
		2,060,984

Services - Data Processing - 0.7%
Alliance Data Systems Corp.*	12,100	511,225

Services - Employment - 1.2%
Robert Half International, Inc.	30,550	909,473

Telecommunications - Cell / Wireless - 1.7%
SpectraSite, Inc.*	29,300	1,266,346

Textiles - Specialty - 0.8%
Polo Ralph Lauren Corp.	18,600	640,770

Equity Securities - Cont'd	Shares	Value
Truckers - 1.0%
Yellow Roadway Corp.*	19,600	$781,256

Total Equity Securities (Cost $66,966,740)		75,795,332

U.S. Government Agencies	Principal
and Instrumentalities - 0.9%	Amount
Freddie Mac Discount Notes:
7/27/04	$600,000	599,458
8/24/04	100,000	99,810

Total U.S. Government Agencies
and Instrumentalities (Cost $699,268)		699,268

Total Investments (Cost $67,666,008) - 100.5%		76,494,600
Other assets and liabilities, net - (0.5%)		(415,226)
Net Assets - 100%		$76,079,374

Net Assets Consist of:
Paid-in capital applicable to 2,274,368 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$73,124,954
Undistributed net investment income (loss)		(267,171)
Accumulated net realized gain (loss) on investments		(5,607,001)
Net unrealized appreciation (depreciation) on investments		8,828,592

Net Assets		$76,079,374

Net Asset Value Per Share		$33.45

Abbreviations:

ADR: American Depository Receipt

* Non-income producing security.

See notes to financial statements.

Midcap Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income	$84,745
Interest income	5,978
Total investment income	90,723

Expenses:
Investment advisory fee	304,591
Transfer agent fees and expenses	6,545
Accounting fees	12,530
Directors' fees and expenses	4,107
Administrative fees	24,863
Custodian fees	20,506
Reports to shareholders	23,410
Professional fees	9,990
Miscellaneous	1,027
Total expenses	407,569
Reimbursement from Advisor	(48,819)
Fees paid indirectly	(856)
Net expenses	357,894

Net Investment Income (Loss)	(267,171)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	6,582,821
Change in unrealized appreciation (depreciation)	(1,968,154)

Net Realized and Unrealized Gain
(Loss) on Investments	4,614,667

Increase (Decrease) in Net Assets
Resulting From Operations	$4,347,496

See notes to financial statements.

Midcap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($267,171)	($454,625)
Net realized gain (loss) on investments	6,582,821	12,763,944
Change in unrealized appreciation or (depreciation)	(1,968,154)	11,371,601

Increase (Decrease) in Net Assets
Resulting From Operations	4,347,496	23,680,920

Capital share transactions:
Shares sold	6,598,960	106,738,121
Shares redeemed	(8,917,866)	(109,285,334)
Total capital share transactions	(2,318,906)	(2,547,213)

Total Increase (Decrease) in Net Assets	2,028,590	21,133,707

Net Assets
Beginning of period	74,050,784	52,917,077
End of period (including net investment loss of $267,171 and $0, respectively)	$76,079,374	$74,050,784

Capital Share Activity
Shares sold	198,751	4,309,376
Shares redeemed	(276,094)	(4,432,460)
Total capital share activity	(77,343)	(123,084)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas MidCap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of .80% of the Portfolio's average daily net assets. Under the terms of the agreement, $51,109 was payable at period end.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is .94%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000. Under the terms of the agreement, $4,098 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolios. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $78,276,399 and $81,108,874, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $67,743,620. Net unrealized appreciation aggregated $8,750,980, of which $11,047,151 related to appreciated securities and $2,296,171 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $11,930,347 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2010.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$36,162	1.55%	$1,121,119	February 2004

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
MidCap Growth Portfolio	2004	2003	2002
Net asset value, beginning	$31.49	$21.38	$30.50
Income from investment operations
Net investment income (loss)	(.12)	(.19)	(.18)
Net realized and unrealized gain (loss)	2.08	10.30	(8.94)
Total from investment operations	1.96	10.11	(9.12)
Total increase (decrease) in net asset value	1.96	10.11	(9.12)
Net asset value, ending	$33.45	$31.49	$21.38

Total return*	6.22%	47.29%	(29.90%)
Ratios to average net assets:
Net investment income (loss)	(.70%) (a)	(.73%)	(.60%)
Total expenses	1.07% (a)	1.04%	1.05%
Expenses before offsets	.94% (a)	.94%	.94%
Net expenses	.94% (a)	.94%	.94%
Portfolio turnover	105%	213%	325%
Net assets, ending (in thousands)	$76,079	$74,051	$52,917

		Periods Ended
	December 31,	December 31,	December 31,
MidCap Growth Portfolio	2001	2000	1999(z)
Net asset value, beginning	$34.56	$31.50	$26.40
Income from investment operations
Net investment income (loss)	(.20)	(.03)	--
Net realized and unrealized gain (loss)	(2.33)	4.00	5.82
Total from investment operations	(2.53)	3.97	5.82
Distributions from
Net realized gains	(1.53)	(.91)	(0.72)
Total increase (decrease) in net asset value	(4.06)	3.06	5.10
Net asset value, ending	$30.50	$34.56	$31.50

Total return*	(7.37%)	12.56%	22.09%
Ratios to average net assets:
Net investment income (loss)	(.60%)	(.09%)	(.06%) (a)
Total expenses	.96%	.94%	.97% (a)
Expenses before offsets	.95%	.87%	.84% (a)
Net expenses	.94%	.86%	.84% (a)
Portfolio turnover	137%	118%	21%
Net assets, ending (in thousands)	$96,548	$126,698	$75,643

(a) Annualized.

* Not annualized for periods less than one year.

(z) From November 1, 1999 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.   The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov.


Ameritas

Money Market Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Money Market Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Statement of Net Assets
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Notes to Financial Statements
10	Financial Highlights
11	Explanation of Financial Tables
12	Proxy Voting Disclosure

Money Market Portfolio

Statement of Net Assets

June 30, 2004

	Principal
Taxable Variable Rate Demand Notes* - 89.0%	Amount	Value
Akron Hardware Consultants, Inc., 1.37%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB	$347,000	$347,000
Alabama State IDA Revenue, 1.40%, 5/1/10, LOC: Regions Bank	135,000	135,000
Alameda County, California IDA Revenue, 1.15%, 7/1/30, LOC: Union Bank, C/LOC: CalSTERS	2,300,000	2,300,000
Alaska State Housing Finance Corp., 1.13%, 12/1/32, TOA: Alaska Housing Finance Corp.,
MBIA Insured	2,340,000	2,340,000
Albany, New York IDA Revenue, 1.44%, 6/1/34, LOC: M&T Trust Co.	2,000,000	2,000,000
American Buildings Co. Revenue, 1.35%, 8/1/20, LOC: Canadian Imperial Bank	1,300,000	1,300,000
American Healthcare Funding LLC, 1.35%, 5/1/27, LOC: LaSalle Bank	1,400,000	1,400,000
Atmore, Alabama Industrial Development Board Revenue, 1.45%, 8/1/22,
LOC: Whitney National Bank, C/LOC: Bank of New York	100,000	100,000
Bloomington, Minnesota MFH Revenue, 1.15%, 11/15/32, LOC: FNMA	345,000	345,000
Butler County, Alabama IDA Revenue, 1.35%, 3/1/12, LOC: Whitney National Bank,
C/LOC: FHLB	1,270,000	1,270,000
Chatham Centre LLC, 1.50%, 4/1/22, LOC: Bank of North Georgia	2,840,000	2,840,000
City of Oak Creek, Wisconsin IDR, 1.41%, 11/1/15, LOC: Marshall & Ilsley Bank	1,145,000	1,145,000
Columbus, Georgia Development Authority Revenue:
1.26%, 12/1/19, LOC: Bank of Nova Scotia	3,000,000	3,000,000
1.35%, 4/1/20, LOC: Columbus Bank & Trust	995,000	995,000
Dakota County, Minnesota MFH Revenue, 1.15%, 1/1/38, LOC: America's Bank,
C/LOC: FHLB	1,700,000	1,700,000
Dunn Nursing Home, Inc., 1.35%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC: FHLB	3,000,000	3,000,000
Enclave at Lynn Haven LLC, 1.20%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB	150,000	150,000
Florida State Housing Finance Corp. MFH Revenue:
1.37%, 10/15/32, LOC: FNMA	2,165,000	2,165,000
1.31%, 11/1/32, LOC: FHLMC	1,750,000	1,750,000
Four Fishers LLC, 1.63%, 4/1/24, LOC: Standard Federal Bank	1,690,000	1,690,000
Fulton County IDA Revenue 2.05%, 12/1/04, LOC: Branch Bank & Trust (BB&T)	200,000	200,000
Grove City Church of the Nazarene, 1.35%, 2/1/24, LOC: National City Bank	3,863,000	3,863,000
Hardin County, Kentucky IDR, 1.35%, 3/1/27, LOC: Republic Bank & Trust, C/LOC: FHLB	2,295,000	2,295,000
HBPWH Building Co., 1.30%, 11/1/22, LOC: Wells Fargo Bank NA	2,470,000	2,470,000
Hillcrest Baptist Church, 1.70%, 12/1/20, LOC: SouthTrust Bank NA	4,500,000	4,500,000
Illinois State Finance Authority IDR, 1.39%, 7/1/10, LOC: LaSalle Bank	600,000	600,000
Indiana State Development Finance Authority IDR, 1.44%, 9/1/16, LOC: Bank One NA	3,350,000	3,350,000
Kansas City, Missouri IDA Revenue, 1.39%, 3/1/25, LOC: LaSalle Bank	915,000	915,000
Kent Hospital Finance Authority LO Revenue, 1.35%, 1/1/19, LOC: Peoples Bank & Trust,
C/LOC: FHLB	500,000	500,000
Main & Walton, Inc., Development Co., LLC, 1.30%, 9/1/26, LOC: Waypoint Bank,
C/LOC: FHLB	300,000	300,000
Matagorda County, Texas Pollution Control Revenue, 1.31%, 11/1/29, SWAP: Bank of New York	1,080,000	1,080,039
Meyer Cookware Industries, 1.35%, 5/1/27, LOC: BNP Paribas	545,000	545,000
Morton Family Trust, 1.40%, 2/1/32, LOC: Comerica Bank	3,250,000	3,250,000
Nevada Housing Division MFH Revenue, 1.13%, 4/15/35, LOC: FNMA	450,000	450,000
New York City Housing Development Corp. MFH Revenue, 1.34%, 6/1/33,
LOC: Bayer Landesbank GZ	3,000,000	3,000,000
New York State Housing Finance Agency Revenue, 1.34%, 11/1/33, LOC: Key Bank	2,000,000	2,000,000
Omaha, Nebreska SO, 1.46%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured	500,000	500,000
Osprey Properties LLC, 1.20%, 6/1/27, LOC: Wells Fargo Bank, NA	900,000	900,000
Palm Beach County, Florida Airport Revenue, 1.20%, 10/1/20, LOC: SunTrust Bank	1,445,000	1,445,000
Peoploungers, Inc., 1.35%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB	185,000	185,000
Racetrac Capital, LLC, 1.35%, 9/1/20, LOC: Regions Bank	1,600,000	1,600,000
Rex Lumber LLC, 1.35%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB	4,000,000	4,000,000
San Joaquin Mariners Association LP, 1.40%, 7/1/29, LOC: Credit Suisse First Boston	165,000	165,000
Savannah, Georgia Economic Development Authority Revenue, 1.42%, 3/1/18,
LOC: SunTrust Bank	1,095,000	1,095,000

	Principal
Taxable Variable Rate Demand Notes* - 89.0%	Amount	Value
Schenectady County, New York, IDA Revenue, 1.34%, 11/1/10, LOC: Fleet National Bank	$185,000	$185,000
Sea Island Co., 1.69%, 2/1/21, LOC: Columbus Bank & Trust	335,000	335,000
Shawnee, Kansas Private Activity Revenue, 1.34%, 12/1/12, LOC: JP Morgan Chase Bank	1,605,000	1,605,000
South Carolina State Jobs, Economic Development Authority Health Revenue, 1.22%, 7/1/12,
LOC: Wachovia Bank, NA	2,800,000	2,800,000
Southeast Alabama Gas Distribution Revenue, 1.35%, 6/1/25, BPA: AmSouth Bank,
AMBAC Insured	3,685,000	3,685,000
Southern Indiana Investments Company Two, LLC, 1.35%, 10/15/26,
LOC: Old National Bank, C/LOC: FHLB	555,000	555,000
St. Joseph County Indiana Economic Development Revenue, 1.76%, 6/1/27,
LOC: FHLB	425,000	425,000
St. Paul, Minnesota Port Authority Revenue:
1.80%, 3/1/07, LOC: Dexia Credit Local	335,000	335,000
1.85%, 6/1/11, LOC: U.S. Bank, NA	495,000	495,000
1.45%, 12/1/33, LOC: Dexia Credit Local	750,000	750,000
StorageMax LLC, 1.35%, 5/20/23, LOC: State Bank & Trust, C/LOC: FHLB	2,130,000	2,130,000
SunAmerica Trust Various States, 1.55%, 7/1/41, LOC: FHLMC	1,495,000	1,495,000
Talladega, Alabama IDA Revenue, 1.31%, 10/1/16, LOC: Frontier National Bank, C/LOC: FHLB	1,785,000	1,785,000
Tucson, Arizona Airport Authority, Inc. Revenue, 1.30%, 12/1/18, LOC: Bank of America	3,180,000	3,180,000
Tyler Enterprises, LLC, 1.35%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB	520,000	520,000
Washington State Housing Finance Commission MFH Revenue:
Rose Creek, 1.33%, 2/1/28, LOC: U.S. Bank, NA	500,000	500,000
Twin Ponds, 1.33%, 2/1/28, LOC: U.S. Bank, NA	1,350,000	1,350,000
Woodlands, 1.33%, 7/15/34, LOC: FNMA	1,300,000	1,300,000

Total Taxable Variable Rate Demand Notes (Cost $92,610,039)		92,610,039

U.S. Government Agencies and Instrumentalities - 10.6%
Federal Home Loan Bank Notes:
1.30%, 2/23/05	1,000,000	1,000,000
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,000,000	2,000,000
1.30%, 4/27/05	2,500,000	2,500,000
1.55%, 5/23/05	1,000,000	1,000,000
1.56%, 5/13/05	1,000,000	1,000,000
2.185%, 7/5/05	1,000,000	1,000,000
FHLMC MFH VRD Certificates, Series M002, 1.28%, 1/15/47, LOC: FHLMC	48	48

Total U.S. Government Agencies and Instrumentalities (Cost $11,000,048)		11,000,048

TOTAL INVESTMENTS (Cost $103,610,087) - 99.6%		103,610,087
Other assets and liabilities, net - 0.4%		392,267
Net Assets - 100%		$104,002,354

Net Assets Consist of:
Paid-in capital applicable to 104,037,207 shares of common
stock outstanding; $0.01 par value, 2,000,000,000 shares authorized		$103,997,256
Undistributed net investment income		1,197
Accumulated net realized gain (loss) on investments		3,901

Net Assets		$104,002,354

Net Asset Value Per Share		$1.00

*  Optional tender features give these securities a shorter effective maturity date.

Explanation of Guarantees:	Abbreviations:

BPA: Bond-Purchase Agreement	FHLB: Federal Home Loan Bank	LP: Limited Partnership
C/LOC: Confirming Letter of Credit	FHLMC: Freddie Mac	MFH: Multi-Family Housing
LOC: Letter of Credit	FNMA: Fannie Mae	SO: Special Obligation
SWAP: Swap Agreement	IDA: Industrial Development Authority	VRD: Variable Rate Demand
TOA: Tender Optiion Agreement	IDR: Industrial Development Revenue	LLC: Limited Liability Corporation
LO: Limited Obligation

See notes to financial statements.

Money Market Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Interest income	$666,820

Expenses:
Investment advisory fee	109,969
Transfer agent fees and expenses	5,906
Accounting fees	13,025
Directors' fees and expenses	4,655
Administrative fees	27,492
Custodian fees	9,782
Reports to shareholders	2,472
Professional fees	9,750
Insurance	13,474
Miscellaneous	1,493
Total expenses	198,018
Fees paid indirectly	(1,957)
Net expenses	196,061

Net Investment Income	470,759

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	4,982

Net Realized Gain
(Loss) on Investments	4,982

Increase (Decrease) in Net Assets
Resulting From Operations	$475,741

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$470,759	$1,501,293
Net realized gain (loss)	4,982	(1,081)

Increase (Decrease) in Net Assets
Resulting From Operations	475,741	1,500,212

Distributions to shareholders from:
Net investment income	(470,195)	(1,505,725)

Capital share transactions:
Shares sold	56,610,534	311,377,240
Reinvestment of distributions	470,670	1,507,914
Shares redeemed	(79,972,837)	(348,168,378)
Total capital share transactions	(22,891,633)	(35,283,224)

Total Increase (Decrease) in Net Assets	(22,886,087)	(35,288,737)

Net Assets
Beginning of period	126,888,441	162,177,178
End of period (including undistributed net investment income
of $1,197 and $633, respectively)	$104,002,354	$126,888,441

Capital Share Activity
Shares sold	56,610,534	311,377,240
Reinvestment of distributions	470,670	1,507,914
Shares redeemed	(79,972,837)	(348,168,378)
Total capital share activity	(22,891,633)	(35,283,224)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Money Market Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. All securities held by the Portfolio are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolios. For its services, the Advisor receives an annual fee, payable monthly, of .20% of the Portfolio's average daily net assets. Under the terms of the agreement, $24,512 was payable at period end.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is .36%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000.  Under the terms of the agreement, $4,343 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolios. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

The cost of investments owned at June 30, 2004 for federal income tax purposes was $103,610,087.

Net realized capital loss carryforward for federal income tax purposes of $1,081 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2011.

The Portfolio may engage in interportfolio purchase and sales transactions with other Portfolios. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2004, purchase and sale transactions were $105,330,000 and $100,090,000, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$22,983	1.54%	$806,792	February 2004

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Money Market Portfolio	2004	2003	2002
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.004	.010	.016
Total from investment operations	.004	.010	.016
Distributions from
Net investment income	(.004)	(.010)	(.016)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.43%	1.00%	1.61%
Ratios to average net assets:
Net investment income	.86%	1.00%	1.60%
Total expenses	.36%	.36%	.38%
Expenses before offsets	.36%	.36%	.37%
Net expenses	.36%	.36%	.36%
Net assets, ending (in thousands)	$104,002	$126,888	$162,177

		Periods Ended
	December 31,	December 31,	December 31,
Money Market Portfolio	2001	2000	1999(z)
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.04	.06	.01
Total from investment operations	.04	.06	.01
Distributions from
Net investment income	(.04)	(.06)	(.01)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	3.96%	6.43%**	.99%
Ratios to average net assets:
Net investment income	3.81%	6.24%	5.67% (a)
Total expenses	.38%	.33%	.33% (a)
Expenses before offsets	.38%	.30%	.26% (a)
Net expenses	.36%	.28%	.26% (a)
Net assets, ending (in thousands)	$166,218	$139,320	$199,938

(a) Annualized.

(z) From October 29, 1999 inception.

* Not annualized for periods less than one year.

** Total return would have been 6.18% without the payment by affiliate that was the result of a securities transaction to reimburse the effect of a loss to the Portfolio.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov.


Ameritas Select Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Select Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Schedule of Investments
5	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Notes to Financial Statements
10	Financial Highlights
11	Explanation of Financial Tables
12	Proxy Voting Disclosure

Select Portfolio

Schedule of Investments

June 30, 2004

Equity Securities - 95.1%	Shares	Value
Beverages - Non-alcoholic - 2.4%
Coca-Cola Enterprises, Inc.	27,500	$797,225

Biotechnology - 3.4%
Chiron Corp.*	25,600	1,142,784

Broadcast - Television, Radio, & Cable - 2.0%
Liberty Media Corp.*	72,900	655,371

Cable Television - 0.3%
Liberty Media International, Inc.*	2,995	111,115

Electronics - Defense - 4.1%
Raytheon Co.	38,000	1,359,260

Entertainment - 4.2%
Time Warner, Inc.*	80,200	1,409,916

Hardware & Tools - 2.4%
Black & Decker Corp.	13,000	807,690

Healthcare - Diversified - 3.4%
Bristol-Myers Squibb Co.	46,900	1,149,050

Healthcare - Medical Products & Supplies - 3.1%
Hospira, Inc.*	38,000	1,048,800

Healthcare - Special Services - 4.2%
Omnicare, Inc.	32,500	1,391,325

Leisure Time - Products - 3.2%
Mattel, Inc.	58,900	1,074,925

Oil & Gas - Exploration & Production - 5.7%
Burlington Resources, Inc.	53,200	1,924,776

Publishing - Newspapers - 3.7%
Knight Ridder, Inc.	17,000	1,224,000

Restaurants - 5.0%
Yum! Brands, Inc.*	44,600	1,660,012

Retail - Specialty - 3.1%
Autonation, Inc.*	60,000	1,026,000

Retail - Specialty Apparel - 4.2%
TJX Co.'s, Inc.	59,000	1,424,260

Savings & Loan Companies - 14.9%
Washington Mutual, Inc.	129,800	5,015,472

Services - Commercial & Consumer - 8.9%
Aramark Corp. (Class B)	32,600	937,576
H & R Block, Inc.	43,000	2,050,240
		2,987,816

Equity Securities - Cont'd	Shares	Value
Services - Computer Systems - 2.8%
SunGard Data Systems, Inc.*	36,300	$943,800

Services - Data Processing - 5.3%
First Data Corp.	40,200	1,789,704

Specialty Printing - 4.8%
R.R. Donnelley & Sons Co.	49,000	1,617,980

Telecommunications - Long Distance - 4.0%
Sprint Corp. - FON Group	76,900	1,353,440

Total Equity Securities (Cost $26,730,324)		31,914,721

Total Investments (Cost $26,730,324) - 95.1%		31,914,721
Other assets and liabilities, net - 4.9%		1,656,058
Net Assets - 100%		$33,570,779

* Non-income producing security.

See notes to financial statements.

Select Portfolio

Statement of Assets and Liabilities

June 30, 2004

Assets
Investments in securities, at value (Cost $26,730,324) - See accompanying schedule	$31,914,721
Cash	1,670,639
Receivable for shares sold	11,264
Dividends and interest receivable	28,606
Other assets	184
Total assets	33,625,414

Liabilities
Payable to Ameritas Investment Corp..	27,652
Payable to Calvert Administrative Services Company	4,098
Accrued expenses and other liabilities	22,885
Total liabilities	54,635
Net assets	$33,570,779

Net Assets Consist of:
Paid-in capital applicable to 1,676,689 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized	$29,807,668
Undistributed net investment income	61,714
Accumulated net realized gain (loss) on investments	(1,483,000)
Net unrealized appreciation (depreciation) on investments	5,184,397

Net Assets	$33,570,779

Net Asset Value per Share	$20.02

See notes to financial statements.

Select Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income	$243,649
Total investment income	243,649

Expenses:
Investment advisory fee	152,222
Transfer agent fees and expenses	6,118
Accounting fees	8,200
Directors' fees and expenses	1,800
Administrative fees	24,863
Custodian fees	3,111
Reports to shareholders	10,988
Professional fees	8,842
Miscellaneous	670
Total expenses	216,814
Fees paid indirectly	(10,825)
Net expenses	205,989

Net Investment Income	37,660

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	555,392
Change in unrealized appreciation (depreciation)	(217,500)

Net Realized and Unrealized Gain
(Loss) on Investments	337,892

Increase (Decrease) in Net Assets
Resulting From Operations	$375,552

See notes to financial statements.

Select Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$37,660	$64,188
Net realized gain (loss) on investments	555,392	(7,078)
Change in unrealized appreciation (depreciation)	(217,500)	6,949,585

Increase (Decrease) in Net Assets
Resulting From Operations	375,552	7,006,695

Distributions to shareholders from:
Net investment income	--	(48,589)

Capital share transactions:
Shares sold	3,939,307	7,074,172
Reinvestment of distributions	--	48,589
Shares redeemed	(2,715,793)	(7,361,953)
Total capital share transactions	1,223,514	(239,192)

Total Increase (Decrease) in Net Assets	1,599,066	6,718,914

Net Assets
Beginning of period	31,971,713	25,252,799
End of period (including undistributed net investment income
of $61,714 and $24,054, respectively)	$33,570,779	$31,971,713

Capital Share Activity
Shares sold	196,229	416,864
Reinvestment of distributions	--	2,456
Shares redeemed	(135,533)	(450,466)
Total capital share activity	60,696	(31,146)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Select Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolios. For its services, the Advisor receives an annual fee, payable monthly, of 0.92% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is 1.50%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $6,383,617 and $3,932,078, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $26,730,324. Net unrealized appreciation aggregated $5,184,397, of which $5,251,035 related to appreciated securities and $66,638 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $169,934, $1,861,380 and $7,078 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2009, December 2010, and December 2011, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. For the six months ended June 30, 2004, there were no borrowings by the Portfolio under the agreement.

Financial Highlights

	Periods Ended
	June 30,	December 31,
Select Portfolio	2004	2003
Net asset value, beginning	$19.78	$15.33
Income from investment operations
Net investment income (loss)	.02	.04
Net realized and unrealized gain (loss)	.22	4.44
Total from investment operations	.24	4.48
Distributions from:
Net investment income	--	(.03)
Total increase (decrease) in net asset value	.24	4.45
Net asset value, ending	$20.02	$19.78

Total return*	1.21%	29.22%
Ratios to average net assets:
Net investment income (loss)	.23% (a)	.24%
Total expenses	1.31% (a)	1.29%
Expenses before offsets	1.31% (a)	1.29%
Net expenses	1.24% (a)	1.22%
Portfolio turnover	13%	28%
Net assets, ending (in thousands)	$33,571	$31,972

	Periods Ended
	December 31,	December 31,
Select Portfolio	2002	2001(z)
Net asset value, beginning	$17.84	$15.00
Income from investment operations
Net investment income (loss)	--	.01
Net realized and unrealized gain (loss)	(2.50)	2.83
Total from investment operations	(2.50)	2.84
Distributions from:
Net investment income	(.01)	--
Total increase (decrease) in net asset value	(2.51)	2.84
Net asset value, ending	$15.33	$17.84

Total return*	(14.04%)	18.93%
Ratios to average net assets:
Net investment income (loss)	.03%	.08% (a)
Total expenses	1.30%	1.45% (a)
Expenses before offsets	1.30%	1.45% (a)
Net expenses	1.23%	1.26% (a)
Portfolio turnover	16%	14%
Net assets, ending (in thousands)	$25,253	$20,575

(a) Annualized.

(z) From January 2, 2001 inception.

* Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov


Ameritas Small Capitalization Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Small Capitalization Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Statement of Net Assets
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Notes to Financial Statements
11	Financial Highlights
12	Explanation of Financial Tables
13	Proxy Voting Disclosure

Small Capitalization Portfolio

Statement of Net Assets

June 30, 2004

Equity Securities - 97.2%	Shares	Value
Airlines - 0.9%
Pinnacle Airlines Corp.*	30,400	$343,520

Biotechnology - 1.1%
Lexicon Genetics, Inc.*	54,800	429,632

Broadcast - Television, Radio, & Cable - 1.1%
Gray Television, Inc.	31,200	433,368

Communications Equipment - 3.2%
Carrier Access Corp.*	31,900	380,248
Polycom, Inc.*	19,200	430,272
PTEK Holdings, Inc.*	39,900	460,047
		1,270,567

Computers - Software & Services - 7.5%
Hyperion Solutions Corp.*	19,500	852,540
Packeteer, Inc.*	38,500	621,775
SkillSoft plc (ADR)*	57,300	435,480
SRA International, Inc.*	4,100	173,512
Websense, Inc.*	23,900	889,797
		2,973,104

Consumer - Jewelry, Novelty, & Gifts - 1.6%
Fossil, Inc.*	22,650	617,212

Correctional Facilities - 1.8%
Corrections Corp. of America*	17,700	698,973

Distributors - Food & Health - 1.1%
PSS World Medical, Inc.*	38,400	430,080

Electrical Equipment - 4.4%
Anaren, Inc.*	15,000	245,100
Flir Systems, Inc.*	16,900	927,810
Littelfuse, Inc.*	14,100	597,981
		1,770,891

Electronics - Semiconductors - 4.7%
Integrated Circuit Systems, Inc.*	21,400	581,224
Micrel, Inc.*	28,300	343,845
Microsemi Corp.*	39,600	562,716
Semtech Corp.*	16,400	386,056
		1,873,841

Entertainment - 2.1%
NetFlix, Inc.*	23,100	830,445

Financial - Diversified - 1.2%
Euronet Worldwide, Inc.*	21,400	494,982

Gaming, Lottery, & Parimutual - 2.5%
Multimedia Games, Inc.*	20,400	547,128
Shuffle Master, Inc.*	12,400	450,244
		997,372

Equity Securities - Cont'd	Shares	Value
Healthcare - Diversified - 1.4%
Martek Biosciences Corp.*	10,100	$567,317

Healthcare - Drug - Generic, Other - 0.5%
MGI Pharma, Inc.*	8,000	216,080

Healthcare - Drug - Major Pharmaceutical - 6.9%
Bradley Pharmaceuticals, Inc.*	29,500	823,050
Eon Labs, Inc.*	11,000	450,230
Inveresk Research Group, Inc.*	24,200	746,328
KV Pharmaceutical Co.*	16,100	371,749
Ligand Pharmaceuticals, Inc. (Class B)*	20,500	356,290
		2,747,647

Healthcare - Medical Products & Supplies - 7.0%
Cooper Co's, Inc.	21,800	1,377,106
DJ Orthopedics, Inc.*	17,300	397,900
Mine Safety Appliances Co.	12,600	424,620
Ocular Sciences, Inc.*	5,600	212,800
Wright Medical Group, Inc.*	10,900	388,040
		2,800,466

Homebuilding - 1.1%
Champion Enterprises, Inc.*	47,400	435,132

Household Furnishing & Appliances - 2.7%
Helen of Troy Ltd.*	23,400	862,758
Select Comfort Corp.*	6,900	195,960
		1,058,718

Manufacturing - Diversified - 4.4%
Jarden Corp.*	11,300	406,687
Joy Global, Inc.	24,700	739,518
Kennametal, Inc.	13,500	618,300
		1,764,505

Manufacturing - Specialized - 4.3%
Cognex Corp.	23,900	919,672
Global Imaging Systems, Inc.*	21,500	788,190
		1,707,862

Metals Mining - 1.1%
Arch Coal, Inc.	12,300	450,057

Natural Gas - 1.1%
Western Gas Resources, Inc.	13,800	448,224

Oil - Domestic Integrated - 0.7%
Encore Acquisition Co.*	10,100	281,790

Oil & Gas - Exploration & Production - 2.0%
Quicksilver Resources, Inc.*	12,100	811,547

Oil & Gas - Refining & Marketing - 1.7%
Premcor, Inc.*	18,100	678,750

Restaurants - 0.9%
Total Entertainment Restaurant Corp.*	25,781	348,817

Equity Securities - Cont'd	Shares	Value
Retail - Specialty - 1.1%
Guitar Center, Inc.*	9,500	$422,465

Retail - Specialty Apparel - 3.0%
American Eagle Outfitters, Inc.*	19,200	555,072
AnnTaylor Stores Corp.*	22,500	652,050
		1,207,122

Services - Commercial & Consumer - 13.2%
Aaron Rents, Inc. (Class B)	16,250	538,525
Bright Horizons Family Solutions, Inc.*	10,900	584,349
Central Garden & Pet Co.*	10,200	364,854
Corporate Executive Board Co.	13,900	803,281
Digitas, Inc.*	38,700	426,861
ITT Educational Services, Inc.*	9,300	353,586
Resources Connection, Inc.*	20,900	817,399
Strayer Education, Inc.	4,100	457,437
United Rentals, Inc.*	22,800	407,892
Universal Technical Institute, Inc.*	12,700	507,619
		5,261,803

Services - Computer Systems - 1.8%
InterVoice, Inc.*	61,100	700,817

Services - Data Processing - 0.9%
iPayment, Inc.*	8,400	344,400

Services - Employment - 3.5%
Labor Ready, Inc.*	35,300	547,150
MPS Group, Inc.*	69,400	841,128
		1,388,278

Telecommunications - Cell / Wireless - 0.9%
Powerwave Technologies, Inc.*	48,300	371,910

Textiles - Specialty - 1.4%
Quiksilver, Inc.*	23,900	569,059

Truckers - 2.4%
Old Dominion Freight Line, Inc.*	17,850	526,218
Werner Enterprises, Inc.	20,000	422,000
		948,218

Total Equity Securities (Cost $33,196,881)		38,694,971

Total Investments (Cost $33,196,881) - 97.2%		38,694,971
Other assets and liabilities, net - 2.8%		1,094,987
Net Assets - 100%		$39,789,958

Net Assets Consist of:
Paid-in capital applicable to 1,552,080 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$77,972,597
Undistributed net investment income (loss)		(186,883)
Accumulated net realized gain (loss) on investments		(43,493,846)
Net unrealized appreciation (depreciation) on investments		5,498,090

Net Assets		$39,789,958

Net Asset Value per Share		$25.64

* Non-income producing security.

Abbreviations:

ADR: American Depository Receipt

See notes to financial statements.

Small Capitalization Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $42)	$15,966
Total investment income	15,966

Expenses:
Investment advisory fee	172,422
Transfer agent fees and expenses	6,636
Accounting fees	8,712
Directors' fees and expenses	2,362
Administrative fees	24,864
Custodian fees	21,422
Reports to shareholders	25,440
Professional fees	9,568
Miscellaneous	690
Total expenses	272,116
Reimbursement from Advisor	(61,924)
Fees paid indirectly	(7,343)
Net expenses	202,849

Net Investment Income (Loss)	(186,883)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain	1,220,038
Change in unrealized appreciation (depreciation)	(2,311,747)

Net Realized and Unrealized Gain
(Loss) on Investments	(1,091,709)

Increase (Decrease) in Net Assets
Resulting From Operations	($1,278,592)

See notes to financial statements.

Small Capitalization Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($186,883)	($298,048)
Net realized gain (loss) on investments	1,220,038	4,838,429
Change in unrealized appreciation (depreciation)	(2,311,747)	7,181,124

Increase (Decrease) in Net Assets
Resulting From Operations	(1,278,592)	11,721,505

Capital share transactions:
Shares sold	3,723,696	21,384,964
Shares redeemed	(4,750,732)	(22,773,129)
Total capital share transactions	(1,027,036)	(1,388,165)

Total Increase (Decrease) in Net Assets	(2,305,628)	10,333,340

Net Assets
Beginning of period	42,095,586	31,762,246
End of period (including net investment loss
of $186,883 and $0, respectively)	$39,789,958	$42,095,586

Capital Share Activity
Shares sold	139,765	975,672
Shares redeemed	(179,914)	(1,051,449)
Total capital share activity	(40,149)	(75,777)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Small Capitalization Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolios. For its services, the Advisor receives an annual fee, payable monthly, of .85% of the Portfolio's average daily net assets. Under the terms of the agreement, $26,333 was payable at period end.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is 1.00%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000. Under the terms of the agreement, $4,098 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $45,724,624 and $47,737,799, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $33,196,881. Net unrealized appreciation aggregated $5,498,090, of which $6,248,138 related to appreciated securities and $750,048 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $299,095, $32,461,740, and $11,902,668 at December 31, 2003 may be utilized to offset future capital gains until expiration in December 2008, December 2009, and December 2010, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. For the six months ended June 30, 2004, there were no borrowings by the Portfolio under the agreement.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Small Capitalization Portfolio	2004	2003	2002
Net asset value, beginning	$26.44	$19.04	$29.40
Income from investment operations
Net investment income (loss)	(.12)	(.19)	(.23)
Net realized and unrealized gain (loss)	(.68)	7.59	(10.13)
Total from investment operations	(.80)	7.40	(10.36)
Total increase (decrease) in net asset value	(.80)	7.40	(10.36)
Net asset value, ending	$25.64	$26.44	$19.04

Total return*	(3.03%)	38.87%	(35.24%)
Ratios to average net assets:
Net investment income (loss)	(.92%) (a)	(.83%)	(.91%)
Total expenses	1.34% (a)	1.26%	1.16%
Expenses before offsets	1.04% (a)	1.04%	1.05%
Net expenses	1.00% (a)	1.00%	1.00%
Portfolio turnover	117%	169%	140%
Net assets, ending (in thousands)	$39,790	$42,096	$31,762

		Periods Ended
	December 31,	December 31,	December 31,
Small Capitalization Portfolio	2001	2000	1999(z)
Net asset value, beginning	$40.42	$56.42	$44.05
Income from investment operations
Net investment income (loss)	(.14)	(.18)	(0.05)
Net realized and unrealized gain (loss)	(10.88)	(15.55)	12.86
Total from investment operations	(11.02)	(15.73)	12.81
Distributions from
Net realized gains	--	(.27)	(0.44)
Total increase (decrease) in net asset value	(11.02)	(16.00)	12.37
Net asset value, ending	$29.40	$40.42	$56.42

Total return*	(27.26%)	(27.90%)	29.10%
Ratios to average net assets:
Net investment income (loss)	(.48%)	(.33%)	(.54%) (a)
Total expenses	1.11%	1.00%	1.00% (a)
Expenses before offsets	1.02%	.93%	.90% (a)
Net expenses	1.00%	.91%	.90% (a)
Portfolio turnover	252%	217%	21%
Net assets, ending (in thousands)	$62,780	$90,017	$125,577

(a) Annualized

* Not annualized for periods less than one year.

(z) From November 1, 1999 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov


Ameritas

Small Company Equity Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2004

Ameritas Small Company Equity Portfolio

Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2004

3	Schedule of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Notes to Financial Statements
11	Financial Highlights
12	Explanation of Financial Tables
13	Proxy Voting Disclosure

Small Company Equity Portfolio

Schedule of Investments

June 30, 2004

Equity Securities - 91.7%	Shares	Value
Banks - Regional - 7.1%
Boston Private Financial Holdings, Inc.	13,800	$319,608
Financial Institutions, Inc.	7,100	175,370
First Republic Bank	10,450	450,186
Hanmi Financial Corp.	9,800	289,100
Sterling Bancorp	18,905	522,156
		1,756,420

Broadcast - Television, Radio, & Cable - 3.3%
Lin TV Corp.*	13,400	284,080
Saga Communications, Inc.*	28,350	517,387
		801,467

Chemicals - Specialty - 1.3%
MacDermid, Inc.	9,100	308,035

Communications Equipment - 2.0%
Bel Fuse, Inc. (Class B)	11,700	487,890

Computers - Software & Services - 4.5%
Ansoft Corp.*	31,300	477,638
Dendrite International, Inc.*	15,700	291,706
eSpeed, Inc.*	18,800	331,820
		1,101,164

Consumer - Jewelry, Novelty, & Gifts - 2.0%
Fossil, Inc.*	17,700	482,325

Electrical Equipment - 7.1%
AZZ, Inc.*	16,300	247,760
Baldor Electric Co.	13,300	310,555
Excel Technology, Inc.*	18,400	611,800
LSI Industries, Inc.	39,725	456,838
Spectrum Control, Inc.*	16,100	128,317
		1,755,270

Electronics - Defense - 1.6%
EDO Corp.	16,400	395,568

Electronics - Instrument - 2.8%
Ii-Vi, Inc.*	22,600	692,916

Electronics - Semiconductors - 3.2%
Actel Corp.*	21,400	395,900
Micrel, Inc.*	32,000	388,800
		784,700

Equipment - Semiconductors - 1.5%
Mykrolis Corp.*	21,300	371,046

Healthcare - Drug - Generic, Other - 1.2%
Valeant Pharmaceuticals International	14,300	286,000

Healthcare - Drug - Major Pharmaceutical - 0.8%
Taro Pharmaceuticals Industries Ltd.*	4,700	204,450

Equity Securities - Cont'd	Shares	Value
Healthcare - Medical Products & Supplies - 1.0%
Mine Safety Appliances Co	7,100	$239,270

Insurance - Property & Casualty - 1.7%
Donegal Group, Inc.	8,432	168,977
Philadelphia Consolidated Holding Co.*	4,300	258,301
		427,278

Insurance Brokers - 1.2%
Corvel Corp.*	10,500	297,675

Investment Banking / Brokerage - 3.0%
Jefferies Group, Inc.	16,700	516,364
Piper Jaffray Co.'s*	4,900	221,627
		737,991

Leisure Time - Products - 2.5%
Marine Products Corp.	33,550	622,353

Machinery - Diversified - 5.5%
Global Power Equipment Group, Inc.*	48,500	388,970
Kaydon Corp	18,900	584,577
Met-Pro Corp.	25,199	375,465
		1,349,012

Manufacturing - Diversified - 3.0%
Cabela's, Inc.*	200	5,390
Carlisle Co.'s, Inc.	6,600	410,850
Spartech Corp.*	12,500	324,250
		740,490

Manufacturing - Specialized - 5.2%
Dionex Corp.*	9,300	513,081
Regal-Beloit Corp.	12,300	273,798
Teleflex, Inc.	10,100	506,515
		1,293,394

Metal Fabricators - 0.7%
Hardinge, Inc.	13,700	164,674

Oil & Gas - Drilling & Equipment - 6.6%
Rowan Co.'s, Inc.*	18,200	442,806
Tidewater, Inc.	9,500	283,100
Unit Corp.*	17,100	537,795
W-H Energy Services, Inc.*	18,400	360,640
		1,624,341

Oil & Gas - Exploration & Production - 1.7%
St. Mary Land & Exploration Co.	11,400	406,410

Paper & Forest Products - 1.1%
Trex Co, Inc.*	7,300	275,575

Personal Care - 0.9%
Revlon, Inc.*	71,200	210,040

Restaurants - 1.0%
Rare Hospitality International, Inc.*	10,150	252,735

Equity Securities - Cont'd	Shares	Value
Retail - Home Shopping - 2.6%
Coldwater Creek, Inc.*	13,600	$359,992
Sportsman's Guide, Inc.*	12,300	287,808
		647,800

Retail - Specialty - 2.5%
Big 5 Sporting Goods Corp.*	23,900	625,941

Savings & Loan Companies - 1.8%
Webster Financial Corp.	9,200	432,584

Services - Advertising / Marketing - 1.8%
Advo, Inc.	13,600	447,712

Services - Commercial & Consumer - 3.6%
Arbitron, Inc.*	8,000	292,160
G & K Services, Inc.	9,500	381,805
Headwaters, Inc.*	700	18,151
Rewards Network, Inc.*	22,200	199,800
		891,916

Shipping - 2.3%
RPC, Inc.	36,200	571,598

Truckers - 3.6%
Knight Transportation, Inc.*	13,150	377,799
Landstar System, Inc.*	9,400	496,978
		874,777

Total Equity Securities (Cost $19,041,764)		22,560,817

Total Investments (Cost $19,041,764) - 91.7%		22,560,817
Other assets and liabilities, net - 8.3%		2,053,850
Net Assets - 100%		$24,614,667

* Non-income producing security.

See notes to financial statements.

Small Company Equity Portfolio

Statement of Assets and Liabilities

June 30, 2004

Assets
Investments in securities, at value (Cost $19,041,764) - See accompanying schedule	$22,560,817
Cash	1,896,107
Receivable for securities sold	193,911
Receivable for shares sold	102,361
Dividends and interest receivable	7,506
Other assets	126
Total assets	24,760,828

Liabilities
Payable for securities purchased	94,075
Payable for shares redeemed	685
Payable to Calvert Asset Management Company, Inc.	24,613
Payable to Calvert Administrative Services Company	4,098
Accrued expenses and other liabilities	22,690
Total liabilities	146,161
Net assets	$24,614,667

Net Assets Consist of:
Paid-in capital applicable to 1,015,974 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized	$19,486,140
Undistributed net investment income (loss)	(98,005)
Accumulated net realized gain (loss) on investments	1,707,479
Net unrealized appreciation (depreciation) on investments	3,519,053

Net Assets	$24,614,667

Net Asset Value per Share	$24.23

See notes to financial statements.

Small Company Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Dividend income	$78,101
Total investment income	78,101

Expenses:
Investment advisory fee	131,492
Transfer agent fees and expenses	5,902
Accounting fees	6,415
Directors' fees and expenses	1,335
Administrative fees	24,863
Custodian fees	16,666
Reports to shareholders	8,290
Professional fees	9,375
Miscellaneous	278
Total expenses	204,616
Reimbursement from Advisor	(18,565)
Fees paid indirectly	(9,945)
Net expenses	176,106

Net Investment Income (Loss)	(98,005)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	973,109
Change in unrealized appreciation (depreciation)	(78,790)

Net Realized and Unrealized Gain
(Loss) on Investments	894,319

Increase (Decrease) in Net Assets
Resulting From Operations	$796,314

See notes to financial statements.

Small Company Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($98,005)	($146,712)
Net realized gain (loss) on investments	973,109	1,813,271
Change in unrealized appreciation (depreciation)	(78,790)	4,104,193

Increase (Decrease) in Net Assets
Resulting From Operations	796,314	5,770,752

Distributions to shareholders from:
Net realized gain	--	(747,979)

Capital share transactions:
Shares sold	3,326,049	5,254,200
Reinvestment of distributions	--	747,979
Shares redeemed	(2,677,441)	(4,366,155)
Total capital share transactions	648,608	1,636,024

Total Increase (Decrease) in Net Assets	1,444,922	6,658,797

Net Assets
Beginning of period	23,169,745	16,510,948
End of period (including net investment loss of $98,005 and $0, respectively)	$24,614,667	$23,169,745

Capital Share Activity
Shares sold	140,373	254,104
Reinvestment of distributions	--	31,586
Shares redeemed	(114,137)	(224,241)
Total capital share activity	26,236	61,449

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General:  The Ameritas Small Company Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Ameritas Investment Corp. ("AIC") (the "Advisor") is a wholly-owned subsidiary of AMAL Corporation, a Nebraska stock company, which in turn is a joint venture of Ameritas Life Insurance Corp. ("ALIC"), a stock life insurance company.  ALIC is wholly-owned by Ameritas Holding Company, which in turn, is wholly-owned by Ameritas Acacia Mutual Holding Company ("Ameritas Acacia").  Both AIC and Calvert Group, Ltd. ("Calvert"), are indirectly owned subsidiaries of Ameritas Acacia.

The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Directors of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly, of 1.12% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2005. The contractual expense cap is 1.50%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert and Acacia Mutual, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, or a minimum of $50,000.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia Mutual, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director who is not affiliated with the Advisor received a fee of $1,500 for each Board meeting attended plus an annual fee of $15,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $6,256,256 and $6,530,001, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $19,044,957. Net unrealized appreciation aggregated $3,515,860, of which $4,199,156 related to appreciated securities and $683,296 related to depreciated securities.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. For the six months ended June 30, 2004, there were no borrowings by the Portfolio under the agreement.

Financial Highlights

	Periods Ended
	June 30,	December 31,
Small Company Equity	2004	2003
Net asset value, beginning	$23.41	$17.79
Income from investment operations
Net investment income (loss)	(.10)	(.15)
Net realized and unrealized gain (loss)	.92	6.55
Total from investment operations	.82	6.40
Distributions from:
Net realized gain	--	(.78)
Total increase (decrease) in net asset value	.82	5.62
Net asset value, ending	$24.23	$23.41

Total return*	3.50%	35.91%
Ratios to average net assets:
Net investment income (loss)	(.83%) (a)	(.79%)
Total expenses	1.74% (a)	1.78%
Expenses before offsets	1.58% (a)	1.57%
Net expenses	1.50% (a)	1.50%
Portfolio turnover	29%	55%
Net assets, ending (in thousands)	$24,615	$23,170

	Periods Ended
	December 31,	December 31,
Small Company Equity	2002	2001(z)
Net asset value, beginning	$19.46	$15.00
Income from investment operations
Net investment income (loss)	(.14)	(.08)
Net realized and unrealized gain (loss)	(1.29)	4.94
Total from investment operations	(1.43)	4.86
Distributions from:
Net realized gain	(.24)	(.40)
Total increase (decrease) in net asset value	(1.67)	4.46
Net asset value, ending	$17.79	$19.46

Total return*	(7.32%)	32.42%
Ratios to average net assets:
Net investment income (loss)	(.76%)	(.67%) (a)
Total expenses	1.82%	2.38% (a)
Expenses before offsets	1.64%	1.97% (a)
Net expenses	1.50%	1.50% (a)
Portfolio turnover	46%	75%
Net assets, ending (in thousands)	$16,511	$11,844

(a) Annualized.

* Not annualized for periods less than one year.

(z) From January 2, 2001 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-335-9858,  by visiting the Ameritas website at www.ameritas.com;  or by visiting the SEC's website at www.sec.gov


Item 2.  Code of Ethics.

               Not applicable.

Item 3.  Audit Committee Financial Expert.

               Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

On March 4, 2004, the Board of Directors adopted procedures by which shareholders may recommend nominees to the Board.  Prior to this date, the Board did not have a formal policy for the consideration of shareholder nominees or a procedure by which shareholders may make recommendations.  The procedures provide that, if the Board determines that a Director vacancy exists or is likely to exist on the Board, the independent Directors consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund.   Shareholders of the Fund who wish to nominate a candidate to the Board of a Fund must submit the recommendation in writing to the Board to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a "Disinterested Director"  -- i.e., not an "interested person" of a Fund as defined by Section 2(a)(19) of the Investment Company Act of 1940.

Item 10.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable for semi-annual reports.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            Chairman -- Principal Executive Officer

Date: September 7, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            Chairman -- Principal Executive Officer

Date: September 7, 2004

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: September 7, 2004